UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 85.5%
AUSTRALIA -- 5.0%
   AGL Energy                                            281,961   $       3,066
   AJ Lucas Group                                            278               1
   Alumina                                                22,951              27
   Amcor                                                  39,514             159
   AMP                                                    41,834             165
   Arrow Energy*                                          43,862             126
   Australia & New Zealand Banking Group                 134,411           1,792
   Australian Stock Exchange                              31,336             937
   AWB                                                   131,337             125
   AXA Asia Pacific Holdings                              95,927             302
   Beach Petroleum                                       535,481             342
   Bendigo and Adelaide Bank                              19,084             107
   BHP Billiton                                          387,019          10,863
   Billabong International                                23,090             163
   BlueScope Steel                                       356,500             729
   Boral(A)                                               42,699             141
   Brambles                                              195,496             942
   Caltex Australia                                       99,049           1,109
   CFS Retail Property Trust(B)                          162,038             216
   Challenger Financial Services Group                    66,096             120
   Coca-Cola Amatil                                      199,366           1,388
   Cochlear                                                6,425             300
   Commonwealth Bank of Australia                        243,689           7,683
   Computershare                                         241,508           1,761
   Crown                                                  90,544             532
   CSL                                                   231,048           6,005
   David Jones                                            51,500             189
   Dexus Property Group(B)                               115,600              70
   Downer EDI                                             31,176             141
   Energy Resources of Australia                          20,999             397
   Foster's Group                                        253,421           1,055
   Goodman Fielder                                       655,173             691
   GPT Group(B)                                          198,683              79
   Incitec Pivot                                         215,688             415
   Insurance Australia Group                             197,169             560
   JB Hi-Fi                                               39,487             492
   John Fairfax Holdings                                  60,771              60
   Lion Nathan                                            89,551             838
   Macquarie Group                                        72,194           2,282
   Macquarie Infrastructure Group                        373,749             432
   Metcash                                               242,898             846
   Mirvac Group(B)                                       112,227              98
   National Australia Bank                               182,027           3,302
   Newcrest Mining                                        99,266           2,449
   Nufarm                                                 52,211             388
   OneSteel                                               75,016             157
   Orica                                                  55,868             981
   Origin Energy                                          98,644           1,168
   OZ Minerals                                           130,652              97
   Pacific Brands(A)                                     379,743             263
   Paladin Energy*                                        42,894             171
   Primary Health Care                                       300               1
   Qantas Airways                                         47,368              77
   QBE Insurance Group                                    46,808             753
   Ramsay Health Care                                      6,768              63
   Rio Tinto(A)                                          136,398           5,756
   Santos                                                391,462           4,633

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Sims Group                                              4,400   $          94
   Sonic Healthcare                                       14,869             148
   SP AusNet                                              46,456              29
   Suncorp-Metway                                        151,913             823
   TABCORP Holdings                                      185,320           1,073
   Tatts Group                                           731,148           1,507
   Telstra                                               295,547             810
   Toll Holdings                                          41,121             208
   Transurban Group                                       12,514              42
   Washington H Soul Pattinson                               700               6
   Wesfarmers                                             88,492           1,631
   Westfield Group(B)                                    116,552           1,072
   Westpac Banking                                       459,929           7,530
   Woodside Petroleum                                     33,612           1,174
   Woolworths                                            145,037           3,091
   WorleyParsons                                          44,568             858
                                                                   -------------
                                                                          88,101
                                                                   -------------
AUSTRIA -- 0.3%
   Erste Group Bank                                       14,283             385
   Mayr Melnhof Karton                                       600              51
   OMV                                                   129,532           4,849
   Strabag                                                 7,311             162
   Telekom Austria                                         5,717              89
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A                      7,136             363
   Vienna Insurance Group                                  2,168              94
                                                                   -------------
                                                                           5,993
                                                                   -------------
BELGIUM -- 1.1%
   Banque Nationale de Belgique                                3              10
   Belgacom                                                7,152             228
   Colruyt                                                 5,191           1,184
   Delhaize Group                                         71,929           5,058
   Dexia(A)                                              206,886           1,568
   D'ieteren                                                 375              77
   Fortis(A)                                             199,899             681
   Groupe Bruxelles Lambert                               38,059           2,781
   InBev                                                  90,391           3,264
   KBC Groep                                               6,438             118
   Mobistar                                                4,811             296
   Nationale A Portefeuille                                3,592             173
   Solvay                                                 16,400           1,383
   Telenet Group Holding*                                 27,791             590
   UCB(A)                                                 28,317             906
   Umicore                                                27,989             635
                                                                   -------------
                                                                          18,952
                                                                   -------------
BRAZIL -- 0.6%
   Banco Bradesco ADR                                     14,300             211
   Brasil Telecom Participacoes ADR                       18,300             703
   Centrais Eletricas Brasileiras ADR                     71,100           1,037
   Cia de Saneamento Basico do
      Estado de Sao Paulo ADR                             29,000             870
   Cia Energetica de Minas Gerais ADR                    190,850           2,565
   Cia Paranaense de Energia ADR                           7,296             103
   Itau Unibanco Banco Multiplo ADR                       86,300           1,366
   Perdigao ADR*                                             560              21
   Perdigao*                                              89,900           1,703

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Redecard                                               74,800   $       1,145
                                                                   -------------
                                                                           9,724
                                                                   -------------
CANADA -- 1.5%
   Agrium                                                 26,100           1,041
   Bank of Montreal                                       17,700             747
   Canadian National Railway                              60,880           2,620
   Canadian Natural Resources                             16,900             890
   CGI Group, Cl A*                                       53,800             479
   EnCana                                                 94,620           4,684
   Goldcorp                                              125,880           4,374
   IAMGOLD                                                73,076             741
   Inmet Mining                                           20,600             757
   Kinross Gold                                          114,000           2,069
   National Bank of Canada                                15,300             708
   Research In Motion*                                    27,680           1,967
   Royal Bank of Canada                                   21,800             893
   Talisman Energy                                        69,600           1,001
   Teck Resources, Cl B                                   54,000             861
   TELUS, Cl A                                                 1              --
   Toronto-Dominion Bank                                  54,200           2,804
                                                                   -------------
                                                                          26,636
                                                                   -------------
CHINA -- 1.2%
   Anta Sports Products(A)                             1,610,000           2,013
   Bank of China                                       5,526,000           2,631
   China Citic Bank                                      286,000             186
   China Communications Construction                     678,000             793
   China Construction Bank                             1,140,000             884
   China Life Insurance                                  886,900           3,262
   China Railway Group*(A)                             2,078,000           1,671
   China Shenhua Energy                                  506,500           1,866
   Huaneng Power International                           747,000             524
   Industrial & Commercial Bank of China(A)           10,888,000           7,586
   Renhe Commercial Holdings(A)                          622,000             128
   Weiqiao Textile                                       406,500             210
                                                                   -------------
                                                                          21,754
                                                                   -------------
CYPRUS -- 0.0%
   Bank of Cyprus Public                                  12,935              73
                                                                   -------------
DENMARK -- 1.0%
   A P Moller - Maersk, Cl A                                 441           2,583
   A P Moller - Maersk, Cl B                                  10              60
   Carlsberg, Cl B                                        70,515           4,522
   Coloplast, Cl B                                         4,450             306
   Danisco                                                11,102             435
   Danske Bank                                            74,037           1,276
   H Lundbeck                                              4,760              91
   Novo Nordisk, Cl B                                     72,683           3,929
   Novozymes, Cl B                                         2,663             216
   Sydbank                                                 6,297             145
   Topdanmark*                                             3,674             429
   TrygVesta                                               2,924             172
   Vestas Wind Systems*                                   37,199           2,666
   William Demant Holding*                                 3,539             183
                                                                   -------------
                                                                          17,013
                                                                   -------------

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
FINLAND -- 0.9%
   Citycon                                                70,439   $         184
   Elisa, Cl A                                             2,715              45
   Fortum                                                  4,727             107
   Huhtamaki                                              19,572             202
   Kesko, Cl B                                             7,701             204
   Kone, Cl B                                            102,013           3,124
   Konecranes                                              6,240             147
   Neste Oil                                               2,719              38
   Nokia                                                 425,070           6,224
   Orion, Cl B                                             4,825              75
   Outokumpu                                              13,372             230
   Pohjola Bank, Cl A                                      5,189              41
   Rautaruukki                                             8,837             177
   Sampo, Cl A                                           149,528           2,821
   UPM-Kymmene                                            35,557             310
   Wartsila, Cl B                                         70,669           2,274
                                                                   -------------
                                                                          16,203
                                                                   -------------
FRANCE -- 7.4%
   Accor(A)                                                3,623             144
   Aeroports de Paris(A)                                   2,927             214
   Air France-KLM(A)                                      36,000             460
   Air Liquide                                             4,684             428
   Alcatel-Lucent                                        157,860             396
   Alstom(A)                                              35,503           2,094
   Arkema(A)                                              12,000             281
   Atos Origin                                             4,357             148
   AXA(A)                                                138,408           2,600
   BNP Paribas(A)                                        172,857          11,214
   Bouygues(A)                                            52,628           1,978
   Capital Gemini(A)                                      33,963           1,250
   Carrefour                                               4,653             199
   Casino Guichard Perrachon(A)                            7,364             496
   Christian Dior(A)                                      15,135           1,129
   Cie de Saint-Gobain(A)                                 52,326           1,749
   Cie Generale d'Optique Essilor International            3,725             178
   CNP Assurances(A)                                      26,099           2,491
   Compagnie Generale des Etablissements
      Michelin, Cl B                                       5,685             324
   Credit Agricole                                       122,602           1,526
   Dassault Systemes(A)                                    8,918             394
   EDF                                                    34,731           1,689
   Eiffage(A)                                              5,841             340
   Eramet(A)                                               3,152             823
   Eutelsat Communications                                51,602           1,331
   Faiveley                                                  438              33
   Fonciere Des Regions(B)                                   455              34
   France Telecom                                        391,591           8,876
   GDF Suez                                               95,658           3,561
   Gemalto*                                               22,348             773
   Groupe Danone(A)                                          758              37
   Groupe Steria SCA                                       3,103              57
   Havas(A)                                              210,757             517
   Hermes International(A)                                 2,691             374
   ICADE(A)(B)                                             2,849             234
   Iliad(A)                                                9,199             892
   Imerys(A)                                               2,594             109
   Ipsen(A)                                                1,146              50
   Klepierre(B)                                            1,316              34

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Lafarge(A)                                             26,415   $       1,788
   Lagardere SCA                                             359              12
   Legrand(A)                                             15,762             343
   L'Oreal(A)                                              1,425             107
   LVMH Moet Hennessy Louis Vuitton                        5,086             388
   M6-Metropole Television(A)                             28,790             544
   Natixis(A)                                            315,150             610
   Neopost(A)                                             15,493           1,391
   Nexans(A)                                               5,700             303
   Nexity(A)                                               5,180             154
   PagesJaunes Groupe                                      3,612              35
   Pernod-Ricard(A)                                          910              57
   Peugeot                                                46,243           1,214
   PPR(A)                                                 38,086           3,107
   Publicis Groupe(A)                                     90,578           2,761
   Renault(A)                                             83,161           3,053
   Safran                                                  4,653              61
   Sanofi-Aventis                                        337,884          19,843
   Schneider Electric(A)                                  12,466             949
   SCOR(A)                                                18,305             375
   SES                                                    65,686           1,252
   Societe BIC                                             4,161             239
   Societe Des Autoroutes Paris-Rhin-Rhone                 2,697             183
   Societe Generale                                      106,622           5,815
   Sodexho Alliance                                       21,067           1,081
   Suez Environnement                                    104,191           1,819
   Technip(A)                                             57,613           2,820
   Teleperformance(A)                                     21,395             650
   Thales(A)                                               4,822             216
   Total(A)                                              359,827          19,421
   Unibail(A)(B)                                           7,835           1,167
   Valeo                                                   8,340             153
   Veolia Environnement(A)                                 6,669             196
   Vinci                                                  53,191           2,386
   Vivendi                                               276,941           6,617
   Wendel(A)                                              15,655             505
   Zodiac Aerospace                                        5,608             182
                                                                   -------------
                                                                         131,254
                                                                   -------------
GERMANY -- 5.9%
   Adidas                                                  2,716             103
   Allianz(A)                                             78,935           7,266
   BASF                                                  136,410           5,421
   Bayer                                                 162,533           8,713
   Bayerische Motoren Werke                               91,013           3,426
   Bilfinger Berger                                        8,000             371
   Commerzbank                                            53,616             333
   DaimlerChrysler                                       107,917           3,902
   Deutsche Bank                                          85,343           5,171
   Deutsche Boerse                                        58,461           4,533
   Deutsche Lufthansa                                    373,476           4,678
   Deutsche Post                                         202,396           2,636
   Deutsche Postbank                                      30,761             781
   Deutsche Telekom                                      104,056           1,226
   E.ON                                                  280,989           9,940
   Fraport Frankfurt Airport Services Worldwide              871              37
   Fresenius Medical Care                                 71,891           3,216
   GAGFAH                                                  9,165              76
   Hannover Rueckversicherung                            110,278           4,077

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Henkel KGaA                                            18,253   $         492
   Hochtief                                               18,375             925
   Infineon Technologies*                                 29,517             107
   K+S                                                    16,379             920
   Lanxess                                                15,225             375
   Linde                                                   2,021             166
   MAN                                                     8,227             504
   Merck KGaA                                              2,711             276
   Metro                                                   3,640             174
   MTU Aero Engines Holding                               41,271           1,505
   Muenchener Rueckversicherungs                          46,111           6,221
   Puma Rudolf Dassler Sport                                 177              39
   RWE                                                    98,168           7,723
   SAP                                                   115,142           4,630
   Siemens                                               120,761           8,327
   Software                                               10,946             774
   Solarworld                                              4,539             107
   Suedzucker                                             81,352           1,651
   ThyssenKrupp                                           28,481             707
   Tognum(A)                                              28,297             372
   TUI                                                   124,503             916
   United Internet                                        44,452             520
   Volkswagen                                              3,872           1,310
   Wacker Chemie                                             541              62
                                                                   -------------
                                                                         104,709
                                                                   -------------
GREECE -- 0.5%
   Coca Cola Hellenic Bottling                            12,490             258
   Hellenic Petroleum                                     17,735             171
   Hellenic Telecommunications Organization                7,276             111
   Marfin Investment Group                                74,930             322
   National Bank of Greece                                44,504           1,236
   OPAP                                                   77,975           2,078
   Public Power                                          225,199           4,643
   Titan Cement                                            2,208              58
                                                                   -------------
                                                                           8,877
                                                                   -------------
HONG KONG -- 3.1%
   ASM Pacific Technology                                 21,700             112
   Bank of East Asia                                      49,400             151
   BOC Hong Kong Holdings                              2,131,700           3,735
   Cathay Pacific Airways                                177,000             244
   Cheung Kong Holdings                                  142,000           1,633
   China Mobile                                          619,400           6,202
   China Overseas Land & Investment(A)                 1,574,000           3,656
   Chinese Estates Holdings(A)                           113,500             208
   CLP Holdings                                           42,500             282
   Dairy Farm International Holdings                       2,600              17
   Dickson Concepts International                        145,000              62
   Esprit Holdings                                        78,000             435
   First Pacific                                         335,000             192
   Genesis Energy Holdings*                            1,670,000              61
   Guoco Group                                            32,000             276
   Hang Lung Group                                        94,000             443
   Hang Lung Properties                                  572,000           1,893
   Hang Seng Bank                                         66,000             928
   Henderson Land Development                             97,000             556
   Hengan International Group                            136,000             637
   Hong Kong & China Gas                                  71,000             149

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Hong Kong Exchanges and Clearing                      152,800   $       2,380
   HongKong Electric Holdings                            177,000             984
   Hopewell Holdings                                      66,000             207
   Huabao International Holdings                       2,595,000           2,511
   Hutchison Harbour Ring                                506,000              38
   Hutchison Telecommunications Hong Kong
      Holdings*                                          802,000             110
   Hutchison Telecommunications International          1,011,000             237
   Hutchison Whampoa                                     521,300           3,407
   Hysan Development                                      94,000             241
   Jardine Matheson Holdings                              12,800             351
   Jardine Strategic Holdings                             30,000             442
   Kerry Properties                                       57,000             250
   Kingboard Chemical Holdings                            83,000             205
   Lai Sun Development*                                3,850,000              63
   Li & Fung                                             602,000           1,616
   Lifestyle International Holdings                       28,500              41
   Link (A)(B)                                            61,000             130
   MTR                                                   352,000           1,056
   New World Development                                 645,000           1,167
   Noble Group                                         1,298,000           1,632
   NWS Holdings                                           17,040              31
   Orient Overseas International                          44,000             188
   Pacific Century Premium Developments                  326,000              77
   RCG Holdings                                           42,943              44
   Shangri-La Asia                                        24,000              36
   SIM Technology Group                                  424,000              54
   SJM Holdings                                          289,000             107
   Sun Hung Kai Properties                               912,000          11,391
   Swire Pacific, Cl A                                    94,000             948
   Texwinca Holdings                                      10,000               8
   VTech Holdings                                          6,000              41
   Wharf Holdings                                        587,000           2,488
   Wheelock                                               52,000             134
   Yue Yuen Industrial Holdings                          270,190             637
                                                                   -------------
                                                                          55,124
                                                                   -------------
INDIA -- 0.3%
   HDFC Bank                                              87,580           2,730
   Larsen & Toubro                                        27,910             913
   Reliance Industries GDR*(C)                            20,030           1,663
                                                                   -------------
                                                                           5,306
                                                                   -------------
INDONESIA -- 0.0%
   Astra International                                   288,500             673
                                                                   -------------
IRELAND -- 0.2%
   CRH                                                   130,164           2,976
   DCC                                                     1,146              24
   Experian                                              161,412           1,207
                                                                   -------------
                                                                           4,207
                                                                   -------------
ISRAEL -- 0.5%
   Check Point Software Technologies*                     43,080           1,011
   Teva Pharmaceutical Industries ADR                    148,700           7,337
                                                                   -------------
                                                                           8,348
                                                                   -------------

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
ITALY -- 2.5%
   ACEA                                                   53,887   $         657
   Alleanza Assicurazioni                                 29,819             204
   Amplifon                                               37,257             130
   Assicurazioni Generali                                  9,198             191
   Atlantia                                               48,017             970
   Autogrill                                               3,885              33
   Banca Carige                                          150,378             412
   Banca Popolare di Milano Scarl                         20,695             123
   Banco Popolare Scarl                                  176,770           1,319
   Benetton Group                                         24,506             215
   Edison                                                234,812             337
   Enel                                                1,119,992           5,451
   Engineering Ingegneria Informatica*                     2,148              63
   ENI                                                   375,579           8,877
   Exor                                                   45,395             653
   Fastweb*                                                  160               4
   Fiat                                                   57,529             578
   Finmeccanica                                           87,700           1,234
   Fondiaria-Sai                                          15,777             254
   Geox                                                   29,172             208
   Intesa Sanpaolo                                     1,764,686           5,681
   Iride                                                   5,066               9
   Italcementi(A)                                         40,495             462
   Luxottica Group                                        11,699             244
   Mediaset                                               91,438             512
   Mediobanca                                             85,735           1,020
   Mediolanum                                             29,963             160
   Milano Assicurazioni                                   59,027             196
   Parmalat                                              242,060             584
   Piccolo Credito Valtellinese Scarl                      7,570              68
   Pirelli & C                                         3,080,445           1,078
   Prysmian                                                1,016              15
   Saipem                                                  3,402              83
   Saras                                                  10,869              31
   Snam Rete Gas                                          22,222              97
   Societa Iniziative Autostradali e Servizi               4,913              34
   Telecom Italia                                      6,021,185           7,803
   Terna Rete Elettrica Nazionale                        342,272           1,140
   UniCredito Italiano                                 1,050,684           2,645
   Unione di Banche Italiane                              19,199             250
   Unipol Gruppo Finanziario                             241,523             283
                                                                   -------------
                                                                          44,308
                                                                   -------------
JAPAN -- 19.2%
   77 Bank                                               105,000             612
   Acom                                                    1,690              42
   Aderans                                                 2,300              27
   Advantest                                               3,300              60
   Aeon                                                   81,800             810
   Aeon Credit Service                                     4,700              62
   Aeon Mall                                                 900              17
   Aichi Bank                                              1,200             102
   Aida Engineering(A)                                     6,000              20
   Aioi Insurance                                         53,000             242
   Aisan Industry                                          9,700              79
   Aisin Seiki                                            12,300             267
   Ajinomoto                                              90,000             713
   Alfresa Holdings                                        1,300              60

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   All Nippon Airways                                     61,000   $         213
   Alpen                                                   3,400              62
   Alpine Electronics                                     29,700             308
   Amada                                                  65,000             404
   AOKI Holdings                                           3,800              41
   Aoyama Trading                                          6,800             117
   Asahi Breweries                                        79,900           1,149
   Asahi Kasei                                           173,000             880
   Asics                                                   4,000              37
   Astellas Pharma                                       250,400           8,876
   Bank of Kyoto                                          46,000             427
   Bank of Nagoya                                         19,000              86
   Bank of Saga                                            2,000               7
   Bank of Yokohama                                        9,000              48
   Belluna                                                 5,200              20
   Benesse                                                78,400           3,137
   Best Denki                                              8,000              35
   BML                                                     2,400              53
   Bridgestone                                            73,800           1,159
   Canon                                                 267,200           8,751
   Canon Finetech                                          2,600              35
   Canon Marketing Japan                                  66,600             932
   Capcom                                                 47,100             847
   Casio Computer                                         10,500              94
   Cawachi                                                 3,100              59
   Central Japan Railway                                     573           3,522
   Chiba Bank                                             69,000             451
   Chiba Kogyo Bank*                                       5,500              54
   Chubu Electric Power                                   41,900             968
   Chuetsu Pulp & Paper                                   18,000              44
   Chugai Pharmaceutical                                  68,600           1,308
   Chugoku Bank                                           33,000             458
   Chugoku Electric Power                                  4,800             100
   Chuo Denki Kogyo                                       16,000             133
   Circle K Sunkus                                         9,200             144
   Coca-Cola Central Japan                                 4,900              68
   Cosmo Oil                                             430,000           1,462
   CREATE SD HOLDINGS                                      2,000              39
   Credit Saison                                          56,500             719
   Crescendo Investment, Cl A(B)                              22              42
   Culture Convenience Club                               16,000             137
   Dai Nippon Printing                                   104,000           1,427
   Daicel Chemical Industries                             10,000              61
   Daihatsu Motor                                        104,000             968
   Daiichi Sankyo                                        103,200           1,848
   Daiichikosho                                           19,100             208
   Daikin Industries                                       1,900              61
   Daimei Telecom Engineering                              3,000              29
   Dainippon Ink and Chemicals                           101,000             158
   Dainippon Sumitomo Pharma                              79,100             692
   Daishi Bank                                            32,000             131
   Daito Trust Construction                                3,400             161
   Daiwa House Industry                                   34,000             367
   Daiwa Securities Group                                334,000           1,990
   DCM Japan Holdings                                     17,000             116
   Dena(A)                                                   213             713
   Denki Kagaku Kogyo                                     79,000             220
   Denso                                                  71,300           1,833
   Dentsu                                                 49,500           1,041
   Dowa Mining                                            10,000              42
   Dydo Drinco                                             2,900              79
   eAccess                                                    90              74

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   East Japan Railway                                    122,700   $       7,389
   Ebara                                                 289,000             997
   Ehime Bank                                             10,000              28
   Eisai                                                   6,200             221
   Electric Power Development                             15,200             432
   FamilyMart                                             10,500             330
   Fancl*(C)                                               5,100              62
   Fanuc                                                  41,800           3,362
   Fast Retailing                                         28,000           3,657
   Fuji Heavy Industries                                  84,000             340
   Fuji Media Holdings                                       843           1,271
   FUJIFILM Holdings                                      16,600             526
   Fujishoji                                                  42              51
   Fujitec                                                 2,000               9
   Fujitsu                                               669,000           3,647
   Fukuda Denshi                                             300               7
   Fukuoka Financial Group                               460,000           2,060
   Furukawa Electric                                      23,000             104
   Furuno Electric                                         3,500              23
   Futaba                                                 15,200             279
   Fuyo General Lease                                      2,500              56
   Global One Real Estate Investment(B)                        4              29
   Godo Steel                                             56,000             167
   Goldwin*                                               28,000              72
   GS Yuasa(A)                                            19,000             167
   Gunma Bank                                             18,000             100
   Gunze                                                  18,000              80
   H2O Retailing                                          17,000              97
   Hachijuni Bank                                         47,000             266
   Hakuhodo DY Holdings                                    4,260             230
   Hankyu Hanshin Holdings                                72,000             337
   Heiwa                                                  17,300             200
   Heiwado                                                 6,200              75
   Higo Bank                                               9,000              54
   HI-LEX CORP                                             4,600              40
   Hino Motors                                            22,000              69
   Hirose Electric                                         4,000             427
   Hiroshima Bank                                         52,000             217
   Hisamitsu Pharmaceutical                               28,300             880
   Hitachi                                               341,000           1,064
   Hitachi Cable                                          72,000             231
   Hitachi Chemical                                       34,000             549
   Hitachi High-Technologies                               1,800              31
   Hitachi Software Engineering                           15,900             272
   Hokuetsu Bank                                          25,000              50
   Hokuhoku Financial Group                               34,000              85
   Hokuriku Electric Power                                27,600             631
   Honda Motor                                           392,700          10,826
   Hoshizaki Electric                                      6,000              68
   Hosiden                                                 8,500             108
   House Foods                                            10,200             148
   Hoya                                                   14,000             281
   Hyakugo Bank                                           28,000             138
   Hyakujushi Bank                                        27,000             130
   Ibiden                                                 35,500             999
   Idemitsu Kosan                                          4,000             343
   IHI                                                    98,000             170
   Inabata                                                 9,100              37
   Inpex Holdings                                            128           1,024
   Isetan Mitsukoshi Holdings                             34,200             349
   Isuzu Motors                                           42,000              67

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009


                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Itochu                                                430,000   $       2,995
   Itochu Enex                                            28,600             177
   Itochu Techno-Solutions                                17,100             509
   Itochu-Shokuhin                                           700              25
   Iyo Bank                                               20,000             204
   Izumiya                                                 1,000               6
   J Front Retailing(A)                                   94,000             449
   Jafco                                                   3,100             104
   Japan Airlines*                                       167,000             322
   Japan Petroleum Exploration                               600              33
   Japan Prime Realty Investment, Cl A(B)                     37              80
   Japan Real Estate Investment, Cl A(B)                       6              50
   Japan Retail Fund Investment, Cl A(B)                      34             157
   Japan Steel Works                                     191,450           2,365
   Japan Tobacco                                           1,737           5,437
   JFE Holdings                                           38,700           1,304
   JFE Shoji Holdings                                     26,000              96
   JGC                                                    14,000             226
   Joyo Bank                                              44,000             224
   JS Group                                               12,300             190
   JSR                                                     2,000              34
   JTEKT                                                   4,000              41
   Jupiter Telecommunications                              1,153             875
   Kagawa Bank                                             8,000              33
   Kagoshima Bank                                         18,000             132
   Kajima                                                122,000             381
   Kamigumi                                               83,000             700
   Kaneka                                                103,000             733
   Kansai Electric Power                                  70,700           1,561
   Kansai Paint                                            3,000              22
   Kanto Auto Works                                        5,100              49
   Kanto Natural Gas Development                           6,000              35
   Kao                                                    50,000           1,091
   Kasumi                                                  6,500              29
   Kato Sangyo                                               500               8
   Kawasaki Heavy Industries                              61,000             168
   KDDI                                                      686           3,640
   Keihin Electric Express Railway                        22,000             171
   Keio                                                   92,000             535
   Keisei Electric Railway                                48,000             287
   Keyence                                                 1,700             347
   Kikkoman                                                6,000              60
   Kinden                                                 37,000             325
   Kintetsu                                              105,000             463
   Kintetsu World Express                                  2,400              57
   Kirin Brewery                                         118,000           1,651
   Kissei Pharmaceutical                                  12,000             292
   Kobe Steel                                              4,000               7
   Kohnan Shoji                                            3,500              35
   Konica Minolta Holdings                               214,500           2,241
   Kose                                                    5,900             124
   K's Holdings                                            2,900              75
   Kubota                                                183,000           1,512
   Kuraray                                                70,000             778
   Kurita Water Industries                                   600              19
   Kyocera                                                30,300           2,283
   Kyoei Steel                                             9,100             258
   Kyorin                                                 39,000             591
   Kyowa Hakko Kirin                                      71,000             803

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Kyudenko                                                9,000   $          62
   Kyushu Electric Power                                  37,600             809
   Leopalace21                                            62,400             558
   Lintec                                                  5,000              87
   Mabuchi Motor                                           7,100             343
   Makino Milling Machine                                 11,000              36
   Makita                                                  5,100             123
   Marubeni                                              686,000           3,043
   Marudai Food                                           14,000              41
   Marui                                                  46,100             325
   Maruichi Steel Tube                                     1,900              36
   Maruzen Showa Unyu                                      9,000              25
   Matsui Securities                                      20,400             185
   Matsumotokiyoshi Holdings                               3,500              72
   Matsushita Electric Industrial                        229,300           3,094
   Matsushita Electric Works                              24,000             227
   Maxvalu Nishinihon                                      2,200              31
   Mazda Motor                                           401,000           1,027
   McDonald's Holdings Japan                               5,100              95
   Mediceo Paltac Holdings                                51,000             584
   MEIJI Holdings*                                         7,710             310
   Mie Bank                                               18,000              65
   Mikuni Coca-Cola Bottling                               3,400              28
   Millea Holdings                                        77,800           2,153
   Minebea                                                32,000             136
   Ministop                                                8,000             129
   Miraca Holdings                                        38,400             939
   Mitsubishi                                            524,800           9,725
   Mitsubishi Chemical Holdings                          158,000             670
   Mitsubishi Electric                                     3,000              19
   Mitsubishi Estate                                     110,000           1,837
   Mitsubishi Gas Chemical                               151,000             826
   Mitsubishi Heavy Industries                            12,000              50
   Mitsubishi Logistics                                   18,000             199
   Mitsubishi Materials                                  155,000             484
   Mitsubishi Motors*(A)                                 322,000             604
   Mitsubishi Rayon                                       37,000             108
   Mitsubishi Steel Manufacturing                         45,000             106
   Mitsubishi UFJ Financial Group                      1,928,300          11,951
   Mitsubishi UFJ Lease & Finance                            470              15
   Mitsui                                                100,600           1,195
   Mitsui Chemicals(A)                                   104,000             333
   Mitsui Engineering & Shipbuilding                      68,000             160
   Mitsui Fudosan                                         75,000           1,308
   Mitsui High-Tec                                         6,200              68
   Mitsui Mining & Smelting                               84,000             218
   Mitsui OSK Lines                                      123,000             799
   Mitsui Sugar                                           23,000              78
   Mitsui Sumitomo Insurance Group Holdings              113,400           2,979
   Mitsui Trust Holdings                                 335,000           1,281
   Mitsumi Electric                                       24,000             514
   Mizuho Financial Group(A)                             528,800           1,239
   Morinaga Milk Industry                                 29,000             111
   Murata Manufacturing                                    8,600             365
   Musashi Seimitsu Industry                               2,400              37
   N E Chemcat                                             2,000              21
   Nafco                                                   3,700              65
   Nagase                                                 33,000             331
   Nakanishi                                                 100               7
   Namco Bandai Holdings                                  18,900             208
   NEC                                                 1,361,000           5,346

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   NEC Fielding                                              200   $           3
   NEC Networks & System Integration                      11,500             141
   NET One Systems                                           362             637
   NGK Insulators                                         26,000             531
   NGK Spark Plug                                          8,000              76
   NHK Spring                                             39,000             262
   Nidec                                                   1,500              91
   Nikon                                                   6,000             104
   Nintendo                                               25,300           6,983
   Nippon Building Fund, Cl A(B)                              99             848
   Nippon Densetsu Kogyo                                  18,000             189
   Nippon Electric Glass                                 237,000           2,658
   Nippon Express                                        148,000             673
   Nippon Flour Mills                                     31,000             149
   Nippon Konpo Unyu Soko                                  7,000              78
   Nippon Meat Packers                                    35,000             442
   Nippon Mining Holdings                                743,500           3,868
   Nippon Oil                                            407,000           2,404
   Nippon Paper Group(A)                                  19,100             494
   Nippon Seiki                                            6,000              62
   Nippon Sheet Glass                                     66,000             193
   Nippon Soda                                            10,000              45
   Nippon Steel                                           47,000             180
   Nippon Steel Trading                                    7,000              12
   Nippon Telegraph & Telephone                          204,800           8,321
   Nipro                                                  10,000             204
   Nishi-Nippon City Bank                                 72,000             182
   Nissan Chemical Industries                             25,000             282
   Nissan Motor                                          807,700           4,906
   Nissan Shatai                                          16,000             132
   Nisshin Seifun Group                                   19,000             226
   Nisshin Steel                                          80,000             179
   Nisshinbo Industries                                   29,000             328
   Nissin Healthcare Food Service                            100               1
   Nitori                                                 23,811           1,688
   Nitto Denko                                            16,900             515
   NOK                                                    16,000             186
   Nomura Holdings                                       345,600           2,916
   Nomura Real Estate Holdings                             7,600             132
   Nomura Real Estate Office Fund, Cl A(B)                    16             102
   Nomura Research Institute                              28,300             629
   Noritake                                                2,000               7
   Noritsu Koki                                            6,500              62
   NSK                                                    15,000              76
   NTT Data                                                  151             488
   NTT DoCoMo                                              2,661           3,894
   NTT Urban Development                                      59              57
   Obayashi                                               23,000             113
   Odakyu Electric Railway                                50,000             428
   Ohara                                                     400               6
   Ohsho Food Service                                      2,400              49
   OJI Paper                                               9,000              39
   Okaya                                                   1,000              10
   Okinawa Cellular Telephone                                 24              41
   Okinawa Electric Power                                  1,200              65
   Olympus                                                 3,300              78
   Omron                                                  34,200             494
   Ono Pharmaceutical                                     13,200             584
   Onward Holdings                                        19,000             123
   Oracle Japan                                            5,300             194

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Oriental Land                                           2,800   $         187
   ORIX                                                    8,560             515
   Osaka Gas                                             409,000           1,306
   Osaka Steel                                            13,000             236
   Raito Kogyo                                            26,000              68
   Rakuten                                                 6,273           3,777
   Resona Holdings(A)                                     70,100             985
   Resorttrust                                             4,000              42
   Ricoh                                                 141,000           1,819
   Rinnai                                                  1,100              49
   Rohm                                                   33,600           2,448
   Roland                                                  2,200              27
   Sakai Chemical Industry                                19,000              77
   San-A, Cl A                                               900              29
   San-In Godo Bank                                       15,000             130
   Sanki Engineering                                      19,000             146
   Sankyo                                                 46,700           2,493
   Santen Pharmaceutical                                  21,800             663
   Sanyo Electric*                                        91,000             236
   Sapporo Hokuyo Holdings                                40,900             117
   Sapporo Holdings                                        8,000              46
   Sawai Pharmaceutical                                    1,900             103
   Sazaby League                                           1,700              24
   SBI Holdings                                              287              59
   Secom                                                  19,000             772
   Sega Sammy Holdings                                    18,700             237
   Seiko Epson(A)                                         32,700             534
   Seino Transportation                                   84,000             699
   Sekisui Chemical                                       24,000             151
   Sekisui House                                          63,000             640
   Seven & I Holdings                                    203,500           4,788
   Sharp(A)                                               94,000             977
   Shikoku Electric Power                                  3,300              99
   Shimamura                                               1,500             119
   Shimizu                                                50,000             218
   Shin-Etsu Chemical                                     20,500             952
   Shinko Securities                                     188,000             590
   Shinmaywa Industries                                   18,000              65
   Shinsei Bank(A)                                       880,000           1,414
   Shionogi                                              135,000           2,612
   Shiseido                                                8,000             131
   Shizuoka Bank                                          47,000             466
   Showa                                                   3,000              13
   Showa Shell Sekiyu                                     38,600             409
   Sinanen                                                 2,000              10
   Sintokogio                                             11,300              80
   SKY Perfect JSAT Holdings                                  27              10
   SMC                                                     3,600             388
   Snow Brand Milk Products                               19,500              60
   Softbank                                               82,900           1,617
   Sohgo Security Services                                   800               8
   Sojitz                                                142,900             314
   Sompo Japan Insurance                                  16,000             107
   Sony                                                  159,400           4,172
   Sony Financial Holdings                                    34              94
   Square Enix Holdings                                    7,500             176
   SRI Sports                                                 25              20
   St. Marc Holdings                                       1,100              34
   Stanley Electric                                        7,900             160
   Sumco                                                  30,100             429
   Sumikin Bussan                                         21,000              49
   Sumisho Computer Systems                                  200               3

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Sumitomo                                              277,800   $       2,827
   Sumitomo Chemical                                     172,000             775
   Sumitomo Electric Industries                          285,700           3,216
   Sumitomo Heavy Industries                              22,000              98
   Sumitomo Metal Industries                              86,000             229
   Sumitomo Metal Mining                                 101,000           1,427
   Sumitomo Mitsui Financial Group(A)                    171,600           6,990
   Sumitomo Realty & Development                           4,000              73
   Sumitomo Rubber Industries                              4,800              39
   Sumitomo Trust & Banking                              174,000             938
   Suruga Bank                                           132,000           1,263
   Suzuken                                                14,500             420
   Suzuki Motor                                           80,800           1,817
   T&D Holdings                                           22,550             647
   Taiheiyo Cement                                       521,000             896
   Taisei                                                 90,000             217
   Taisho Pharmaceutical                                  35,000             663
   Taiyo Nippon Sanso                                     39,000             374
   Takashimaya                                            49,000             386
   Takeda Pharmaceutical                                  69,500           2,708
   Takefuji(A)                                            53,630             294
   Takeuchi Manufacturing                                  1,300              13
   Tanabe Seiyaku                                          6,000              69
   TDK                                                     4,100             193
   Teijin                                                138,000             445
   Temp Holdings                                           1,300              11
   Terumo                                                  9,000             397
   T-GAIA CORP                                                31              41
   THK                                                     9,200             138
   TKC                                                     2,700              52
   Tobu Railway                                           65,000             382
   Toda                                                   14,000              57
   Toho Holdings                                           3,900              41
   Tohokushinsha Film                                      5,200              32
   Tokai Tokyo Securities                                 48,000             175
   Tokuyama                                               23,000             169
   Tokyo Broadcasting System                              18,500             291
   Tokyo Dome                                             13,000              44
   Tokyo Electric Power                                    5,900             152
   Tokyo Electron                                          3,600             174
   Tokyo Energy & Systems                                 12,000             104
   Tokyo Gas                                              33,000             118
   Tokyo Steel Manufacturing                             168,795           2,054
   Tokyo Style                                             5,000              40
   Tokyo Tatemono                                          9,000              50
   Tokyo Tekko                                            24,000              90
   Tokyu                                                  14,000              71
   Tokyu Land                                             46,000             210
   TonenGeneral Sekiyu                                    43,000             438
   Toppan Forms                                            4,500              58
   Toppan Printing                                       246,000           2,486
   Topre                                                   1,400              11
   Topy Industries                                        18,000              34
   Toray Industries                                       46,000             235
   Toshiba TEC                                            74,000             301
   Tosoh                                                  66,000             187
   TOTO(A)                                                16,000             112
   Toyo Kohan                                              9,000              42
   Toyo Securities                                        37,000             104
   Toyo Seikan Kaisha                                     32,200             683
   Toyo Suisan Kaisha                                     67,000           1,380

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Toyoda Gosei                                            8,900   $         241
   Toyota Auto Body                                       10,200             186
   Toyota Industries                                      60,500           1,508
   Toyota Motor                                          314,300          11,955
   Toyota Tsusho                                          65,700             976
   Trend Micro                                            11,000             352
   Tsumura                                                 1,100              34
   TV Asahi                                                   33              50
   Ube Industries                                         19,000              53
   Unicharm                                                  600              46
   Unipres                                                 3,500              39
   UNY                                                    10,800              92
   Ushio                                                   3,100              50
   USS                                                       920              47
   Valor(A)                                                5,400              42
   Warabeya Nichiyo                                        5,200              62
   Watabe Wedding                                          7,400             120
   West Japan Railway                                        226             747
   Yahoo! Japan                                            4,694           1,496
   Yamaguchi Financial Group                              52,000             686
   Yamaha                                                  1,100              14
   Yamaha Motor                                           44,800             498
   Yamanashi Chuo Bank                                    14,000              77
   Yamato Kogyo                                           24,000             710
   Yamato Transport                                       33,000             440
   Yamazaki Baking                                       109,000           1,229
   Yodogawa Steel Works                                   27,000             137
   Yonekyu                                                 3,000              31
                                                                   -------------
                                                                         341,894
                                                                   -------------
JERSEY -- 0.0%
   Randgold Resources                                      4,507             291
   Regus                                                 227,254             243
                                                                   -------------
                                                                             534
                                                                   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources (SGD)(A)                      2,763,640             726
                                                                   -------------
MEXICO -- 0.0%
   America Movil, Ser L                                  124,000             240
                                                                   -------------
NETHERLANDS -- 4.6%
   Aegon                                                 223,621           1,375
   Akzo Nobel                                             26,252           1,155
   ArcelorMittal                                         115,708           3,796
   ASML Holding(A)                                        65,824           1,423
   Corio(B)                                                4,743             231
   European Aeronautic Defence and Space                 437,677           7,066
   Heineken                                               47,227           1,751
   Heineken Holding                                       12,142             386
   Imtech                                                 15,400             299
   ING Groep                                             172,088           1,731
   James Hardie Industries                                90,594             308
   Koninklijke Ahold                                     456,152           5,236
   Koninklijke DSM                                       125,222           3,922
   Koninklijke Philips Electronics                        85,941           1,582
   Koninklijke Vopak*(A)                                  21,489           1,072
   Nutreco Holding                                         4,382             171
   QIAGEN*                                                 2,248              42

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
June 30, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Randstad Holding(A)                                    40,321   $       1,115
   Reed Elsevier                                          17,218             189
   Royal Dutch Shell, Cl A                               795,175          19,862
   Royal Dutch Shell, Cl B                               421,758          10,599
   Royal KPN                                             421,668           5,796
   SBM Offshore                                            4,368              74
   TNT                                                   113,794           2,210
   Unilever(A)                                           413,015           9,944
   Wolters Kluwer                                          6,436             112
                                                                   -------------
                                                                          81,447
                                                                   -------------
NEW ZEALAND -- 0.1%
   Air New Zealand                                       110,300              64
   Contact Energy                                         17,857              68
   Fletcher Building                                      93,876             400
   Telecom of New Zealand                                794,206           1,404
   Vector                                                 90,530             120
                                                                   -------------
                                                                           2,056
                                                                   -------------
NORWAY -- 0.5%
   DnB                                                   345,664           2,631
   Fred Olsen Energy                                       1,700              58
   Marine Harvest*                                       870,000             596
   Norsk Hydro                                             9,200              47
   Orkla                                                  17,200             125
   Petroleum Geo-Services*                                18,150             112
   Renewable Energy*                                       1,800              14
   Seadrill                                                6,600              94
   Statoil                                                48,100             946
   Telenor                                               139,400           1,071
   Yara International                                     99,333           2,778
                                                                   -------------
                                                                           8,472
                                                                   -------------
PAPUA NEW GUINEA -- 0.2%
   Lihir Gold*                                         1,227,822           2,928
                                                                   -------------
PORTUGAL -- 0.4%
   Banco Comercial Portugues(A)                          642,423             652
   Banco Espirito Santo(A)                                45,410             245
   Cimpor Cimentos de Portugal(A)                         42,045             307
   Energias de Portugal                                1,212,459           4,750
   Galp Energia, Cl B                                     11,582             162
   Jeronimo Martins                                       54,984             375
   Portugal Telecom                                      130,816           1,279
   REN - Redes Energeticas Nacionais                      38,168             163
                                                                   -------------
                                                                           7,933
                                                                   -------------
RUSSIA -- 0.0%
   Surgutneftegaz ADR                                      8,414              58
                                                                   -------------
SINGAPORE -- 1.1%
   CapitaLand                                             66,000             169
   City Developments                                      20,000             118
   ComfortDelgro                                         313,000             277
   DBS Group Holdings                                    416,000           3,392
   Del Monte Pacific                                      14,000               6
   Fraser and Neave(D)                                   200,000             536
   Haw Par                                                17,000              54
   Jardine Cycle & Carriage                               42,000             557

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Keppel                                                116,000   $         553
   NatSteel                                               22,000              19
   Oversea-Chinese Banking                               609,000           2,811
   SembCorp Industries                                   141,000             294
   SembCorp Marine                                        35,000              65
   SIA Engineering                                       103,000             199
   Singapore Airlines                                     12,140             111
   Singapore Airport Terminal Services                   113,000             170
   Singapore Exchange                                    121,000             594
   Singapore Land                                         14,000              52
   Singapore Technologies Engineering                    315,000             533
   Singapore Telecommunications                          888,000           1,841
   United Industrial                                      63,000              78
   United Overseas Bank                                  191,000           1,937
   UOB-Kay Hian Holdings                                  84,000              78
   UOL Group                                              70,000             160
   Venture                                                 2,000              10
   Wilmar International                                1,650,000           5,723
                                                                   -------------
                                                                          20,337
                                                                   -------------
SOUTH AFRICA -- 0.1%
   Impala Platinum Holdings                               65,750           1,451
                                                                   -------------
SPAIN -- 3.3%
   Abertis Infraestructuras                               24,358             458
   Acerinox(A)                                            19,347             358
   ACS Actividades de Construccion
      y Servicios(A)                                      45,949           2,323
   Banco Bilbao Vizcaya
      Argentaria(A)                                      276,524           3,467
   Banco de Sabadell(A)                                   75,745             473
   Banco de Valencia(A)                                   25,280             245
   Banco Popular Espanol(A)                               62,135             541
   Banco Santander                                         9,970             120
   Banco Santander Central Hispano                       932,562          11,197
   Bankinter(A)                                           50,866             601
   Cementos Portland Valderrivas                             389              18
   Criteria Caixacorp                                     77,775             359
   EDP Renovaveis*                                        27,493             281
   Enagas(A)                                              26,007             511
   Financiera Alba(A)                                      9,427             454
   Fomento de Construcciones y Contratas(A)               10,268             421
   Gas Natural SDG(A)                                     41,507             755
   Gestevision Telecinco(A)                                8,263              77
   Grifols                                                40,076             708
   Iberdrola(A)                                          174,613           1,416
   Iberdrola Renovables*                                   8,949              41
   Inditex(A)                                             11,759             564
   Indra Sistemas(A)                                      15,892             344
   Mapfre                                                241,964             787
   Red Electrica(A)                                       47,719           2,156
   Repsol(A)                                             314,587           7,033
   Sacyr Vallehermoso(A)                                  24,756             343
   Telefonica                                            984,807          22,267
   Zardoya Otis(A)                                        22,888             478
                                                                   -------------
                                                                          58,796
                                                                   -------------

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
SWEDEN -- 1.4%
   Alfa Laval                                              5,875   $          56
   Assa Abloy, Cl B                                       29,076             403
   Atlas Copco, Cl B                                      10,077              91
   Atlas Copco, Cl A                                      57,461             573
   Axis Communications                                     4,379              46
   Boliden                                               141,048           1,061
   Electrolux, Ser B                                      30,934             430
   Hennes & Mauritz, Cl B                                 33,328           1,656
   Holmen, Cl B                                            9,204             200
   Husqvarna, Cl B                                        29,117             158
   Investor, Cl B                                         96,943           1,489
   Lundin Petroleum*                                      44,724             345
   Meda, Cl A                                             24,819             170
   Millicom International Cellular*                        1,258              71
   Nordea Bank                                           228,664           1,803
   Scania, Cl B                                           18,767             185
   Securitas, Cl B                                        72,171             610
   Skandinaviska Enskilda Banken, Cl A                    87,231             382
   Skanska, Cl B                                          27,425             305
   SKF, Cl B                                              18,457             226
   Ssab Svenskt Stal                                       2,760              30
   Ssab Svenskt Stal, Ser A, Cl A                          3,345              39
   Svenska Cellulosa, Cl A                                 8,393              90
   Svenska Cellulosa, Cl B                               363,168           3,797
   Svenska Handelsbanken, Cl A                            46,008             866
   Swedbank                                               78,110             453
   Swedish Match                                          67,924           1,098
   Tele2, Cl B                                             7,193              72
   Telefonaktiebolaget LM Ericsson, Cl B                 650,779           6,358
   TeliaSonera                                           143,145             748
   Volvo, Cl A                                            14,423              88
   Volvo, Cl B                                             7,543              46
                                                                   -------------
                                                                          23,945
                                                                   -------------
SWITZERLAND -- 6.7%
   ABB                                                   191,910           3,014
   ACE                                                    74,232           3,283
   Actelion*                                              21,639           1,131
   Adecco                                                  9,872             411
   Baloise Holding                                        34,370           2,549
   Banque Cantonale Vaudoise                               1,647             519
   Clariant                                               54,000             341
   Credit Suisse Group                                   215,540           9,830
   EFG International                                       5,313              57
   Elektrizitaets-Gesellschaft Laufenburg                     56              53
   Geberit                                                 2,347             288
   Givaudan                                                  124              76
   Helvetia Holding                                        1,890             500
   Holcim*                                                15,934             904
   Kuehne + Nagel International                           12,321             964
   Lindt & Spruengli                                         348             650
   Lonza Group                                             1,984             197
   Nestle                                                687,887          25,882
   Novartis                                              491,169          19,890
   Pargesa Holding                                           925              58
   Paris RE Holdings                                      12,198             197
   Roche Holding                                          70,997           9,642

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                       --------------   -------------
   Schindler Holding                                       4,682   $         290
   SGS                                                       533             660
   Sonova Holding                                          2,255             183
   Sulzer                                                  7,200             455
   Swatch Group                                           29,588             967
   Swiss Reinsurance                                      42,988           1,421
   Swisscom                                               13,077           4,010
   Syngenta                                               37,223           8,634
   Synthes                                                 1,694             163
   Transocean*                                             9,815             729
   UBS                                                   211,943           2,590
   Valora Holding                                            365              66
   Vontobel Holding                                        6,203             166
   Xstrata                                               670,417           7,257
   Zurich Financial Services                              60,315          10,615
                                                                   -------------
                                                                         118,642
                                                                   -------------
TAIWAN -- 0.4%
   Chunghwa Telecom                                    1,447,301           2,890
   HON HAI Precision Industry GDR                         41,490             252
   Taiwan Semiconductor Manufacturing                  1,391,000           2,319
   United Microelectronics ADR                           814,400           2,150
                                                                   -------------
                                                                           7,611
                                                                   -------------
UNITED KINGDOM -- 15.2%
   3i Group                                              199,319             794
   Admiral Group                                           7,230             104
   Aegis Group                                           133,268             202
   AMEC                                                  264,548           2,845
   Amlin                                                 109,960             547
   Anglo American                                         59,160           1,718
   Antofagasta                                           502,474           4,862
   Arriva                                                  7,551              51
   Associated British Foods                               10,242             129
   AstraZeneca                                           393,896          17,323
   Autonomy*                                             224,782           5,320
   Aviva                                                 407,617           2,292
   Avocet Mining*                                         30,221              42
   Babcock International Group                            97,954             776
   BAE Systems                                         1,764,350           9,836
   Balfour Beatty                                        346,613           1,764
   Barclays                                            1,936,400           9,025
   Beazley                                                22,395              36
   Berkeley Group Holdings*                               56,596             749
   BG Group                                              483,980           8,114
   BHP Billiton                                          455,547          10,233
   BP                                                  2,604,400          20,493
   British American Tobacco                              454,169          12,513
   British Land(B)                                         9,748              61
   British Sky Broadcasting Group                         43,955             329
   BT Group, Cl A                                        640,133           1,070
   Bunzl                                                   6,129              51
   Burberry Group                                         12,839              89
   Cadbury                                               532,601           4,543
   Cairn Energy*                                           8,447             326
   Cape*                                                  51,033             165
   Capita Group                                           32,124             378
   Carillion                                              72,213             300
   Carnival                                               64,450           1,706
   Carphone Warehouse Group                               98,243             256
   Catlin Group                                          146,296             774

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Centrica                                            1,848,838   $       6,790
   Close Brothers Group                                   27,086             293
   Cobham                                                309,757             881
   Compass Group                                         824,025           4,638
   Debenhams                                             139,240             186
   Diageo                                                247,913           3,558
   Dimension Data Holdings                               261,291             256
   Drax Group                                             21,600             156
   DS Smith                                               83,389              91
   easyJet*                                               26,787             119
   Eurasian Natural Resources                             16,793             181
   Firstgroup                                             40,031             236
   Fresnillo                                              13,538             116
   Friends Provident Group                               131,027             142
   GlaxoSmithKline                                       548,628           9,654
   Greggs                                                  6,095              37
   Group 4 Securicor                                     410,141           1,408
   Hamworthy                                              16,122              66
   Hays                                                1,367,523           1,931
   Healthcare Locums                                      40,124             126
   Hiscox                                                 82,000             391
   Home Retail Group                                     333,409           1,428
   HSBC Holdings                                       2,395,643          19,825
   ICAP                                                  152,110           1,130
   Imperial Tobacco Group                                140,025           3,639
   Inchcape                                            3,161,183             989
   Inmarsat                                               87,630             787
   Intercontinental Hotels Group                          30,277             311
   Intertek Group                                         50,513             868
   Invensys                                              168,953             622
   Investec                                              428,262           2,305
   J Sainsbury                                             6,682              34
   Johnson Matthey                                        29,900             567
   Kazakhmys                                              70,930             736
   Kingfisher                                            702,994           2,058
   Ladbrokes                                              15,590              47
   Legal & General Group                               1,781,340           1,666
   Lloyds Banking Group                                   45,207              52
   Logica                                                309,066             402
   London Stock Exchange Group                            10,778             125
   Lonmin                                                  1,599              31
   Man Group                                               6,793              31
   Marks & Spencer Group                                 192,187             969
   Meggitt                                               115,049             300
   Mondi                                                   2,310               8
   National Express Group                                 15,020              77
   National Grid                                         400,058           3,607
   Next                                                   73,759           1,784
   Old Mutual                                          2,113,572           2,817
   Pearson                                                90,448             908
   Persimmon                                              74,608             430
   Petrofac                                              103,064           1,137
   Prudential                                            148,761           1,013
   QinetiQ                                                55,007             130
   Reckitt Benckiser Group                               117,739           5,363
   Reed Elsevier                                         127,156             948
   Rexam                                                 521,441           2,443
   Rio Tinto                                             111,478           3,865
   Rolls-Royce Group                                      59,908             357
   Royal & Sun Alliance Insurance Group                1,274,790           2,523
   Royal Bank of Scotland Group                          249,998             159

                                                      Shares/
                                                  Face Amount(1)    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   SABMiller                                              27,203   $         553
   Sage Group                                            737,926           2,164
   Schroders                                              21,342             288
   Scottish & Southern Energy                              3,969              74
   Serco Group                                           176,492           1,227
   Severn Trent                                            2,323              42
   Shire                                                 105,034           1,445
   Smith & Nephew                                          2,880              21
   Smiths Group                                           42,086             486
   Standard Chartered                                    584,164          10,967
   Standard Life                                          22,528              69
   Tate & Lyle                                            14,913              78
   Tesco                                                 533,923           3,109
   Thomas Cook Group(A)                                  171,460             580
   Thomson Reuters                                        68,975           1,967
   Tomkins                                               141,516             345
   Travis Perkins                                         26,391             229
   TUI Travel                                             61,556             235
   Tullett Prebon                                        103,954             507
   Tullow Oil                                            129,198           1,995
   Unilever                                               72,354           1,697
   United Utilities Group                                 24,651             202
   Vedanta Resources                                      10,299             218
   Vodafone Group                                     10,045,769          19,389
   Whitbread                                               2,354              32
   WM Morrison Supermarkets                              277,381           1,080
   Wolseley                                                1,353              26
   WPP                                                   500,496           3,324
                                                                   -------------
                                                                         269,912
                                                                   -------------
UNITED STATES -- 0.3%
   Advance America Cash Advance Centers                    4,112              18
   American Financial Group                                6,500             140
   Applied Signal Technology                               3,400              87
   Danvers Bancorp                                        15,300             206
   DST Systems*                                            5,900             218
   Earthlink*                                             34,300             254
   First Financial Bankshares                              3,143             158
   Glatfelter                                             18,800             167
   Hawkins                                                 6,900             156
   Horace Mann Educators                                   4,500              45
   HSN*                                                    7,500              79
   i2 Technologies*                                        3,900              49
   NewAlliance Bancshares                                 13,000             150
   Noble                                                  25,085             759
   O'Charleys                                              4,200              39
   PEP Boys-Manny Moe & Jack                              11,300             115
   PS Business Parks(B)                                   17,444             845
   RadioShack                                             24,100             336
   Rayonier(B)                                            37,800           1,374
   Schweitzer-Mauduit International                        2,600              71
   Ventas(B)                                               4,800             143
                                                                   -------------
                                                                           5,409
                                                                   -------------
Total Common Stock
   (Cost $1,538,240) ($ Thousands)                                     1,519,646
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 3.2%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.5%
   FHLMC CMO STRIPS, Ser 231,
      Cl IO, IO
         5.500%, 08/01/35                                  1,747             267

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37                         $        2,398   $         379
   FNMA TBA
         6.500%, 07/01/32                                 10,650          11,342
         6.000%, 07/01/21 to 07/01/37                     16,100          16,878
   FNMA CMO STRIPS, Ser 369,
      Cl 1, IO
         5.000%, 03/01/36                                  1,374             210
                                                                   -------------
                                                                          29,076
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.7%
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1
         4.188%, 09/25/35 (E)                              1,148             574
   American Home Mortgage
      Investment Trust, Ser 2004-3,
      Cl 3A
         4.787%, 10/25/34 (E)                              1,098             731
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 4A1
         3.170%, 06/25/45 (E)                                254             141
   Banc of America Commercial
      Mortgage, Ser 2006-5, Cl A1
         5.185%, 09/10/47                                    680             687
   Banc of America Funding,
      Ser 2006-A, Cl 2A2
         5.175%, 02/20/36 (E)(F)                             375              39
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-7,
      Cl 1A1
         5.486%, 10/25/34 (E)                                460             313
   Bear Stearns Alt-A Trust,
      Ser 2004-12, Cl 2A2
         4.991%, 01/25/35 (E)                              1,114             624
   Chase Mortgage Finance,
      Ser 2007, Cl 7A1
         4.605%, 02/25/37 (E)                                887             802
   Countrywide Alternative Loan
      Trust, Ser 2004-33, Cl 1A1
         4.979%, 12/25/34 (E)                                624             419
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2007-HYB1, Cl 1A1
         5.445%, 03/25/37 (E)                              1,783             785
   Countrywide Home Loans,
      Ser 2004-22, Cl A1
         5.080%, 11/25/34 (E)                              1,395           1,055
   Countrywide Home Loans,
      Ser 2006-HYB2, Cl 1A1
         5.295%, 04/20/36 (E)                              3,909           1,909
   CS First Boston Mortgage
      Securities, Ser 2001-CF2, Cl A4
         6.505%, 02/15/34                                    762             786
   CS First Boston Mortgage
      Securities, Ser 2003-C3, Cl A3
         3.382%, 05/15/38                                    187             188
   CS First Boston Mortgage
      Securities, Ser 2005-C1, Cl A2
         4.609%, 02/15/38                                    584             581

                                                  Face Amount(1)    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Deutsche Alternative Securities
      Mortgage Loan Trust,
      Ser 2006-AB3, Cl A1
         6.250%, 07/25/36 (E)                     $        1,722   $       1,182
   DLJ Commercial Mortgage,
      Ser 2000-CF1, Cl A1B
         7.620%, 06/10/33                                    695             713
   Downey Savings & Loan
      Association Mortgage Loan
      Trust, Ser 2004-AR4, Cl B1
         0.913%, 01/19/45 (E)(F)                             925              49
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1
         5.358%, 05/25/35 (E)                                752             440
   First Horizon Mortgage Pass-
      Through Trust, Ser 2006-AR3,
      Cl 1A1
         5.648%, 11/25/36 (E)                              2,240           1,589
   First Union National Bank
      Commercial Mortgage,
      Ser 2000-C1, Cl A2
         7.841%, 05/17/32                                    141             144
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A2
         4.760%, 08/10/38                                    619             606
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A
         4.933%, 10/25/34 (E)                                245             155
   JP Morgan Commercial Mortgage
      Finance, Ser 2000-C10, Cl A2
         7.371%, 08/15/09 (E)                                 79              80
   LB-UBS Commercial Mortgage
      Trust, Ser 2000-C4, Cl A2
         7.370%, 08/15/26                                    251             257
   LB-UBS Commercial Mortgage
      Trust, Ser 2000-C5, Cl A2
         6.510%, 12/15/26                                    617             636
   LB-UBS Commercial Mortgage
      Trust, Ser 2001-WM, Cl A2
         6.530%, 07/14/16 (C)                                620             638
   LB-UBS Commercial Mortgage
      Trust, Ser 2003-C7, Cl A2
         4.064%, 07/15/09 (E)                                555             552
   Master Adjustable Rate
      Mortgages, Ser 2005-2, Cl 3A1
         4.788%, 03/25/35 (E)                              1,469             725
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         4.600%, 07/25/35 (E)                                310             191
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 1A1
         4.941%, 02/25/36 (E)                              3,245           1,649
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl A2
         4.809%, 01/14/42                                  1,064           1,073
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1
         6.500%, 03/25/34 (C)                              1,175             994
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1
         6.500%, 10/25/34 (C)(E)                           1,226           1,022

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2
         5.212%, 03/25/35 (E)(F)                  $        3,718   $       1,786
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         0.714%, 02/25/46 (E)(F)                             472              51
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1
         5.022%, 12/25/34 (E)                              3,302           2,492
   Salomon Brothers Mortgage
      Securities, Ser 2000-C1, Cl A2
         7.520%, 12/18/09 (E)                                635             639
   WaMu Mortgage Pass Through
      Certificates, Ser 2004-AR9,
      Cl A6
         4.127%, 08/25/34 (E)                                318             302
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I,
      Cl B1
         4.618%, 07/25/34 (E)(F)                             139              53
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-N,
      Cl A5
         4.098%, 08/25/34 (E)                                278             265
                                                                   -------------
                                                                          27,917
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $71,408) ($ Thousands)                                          56,993
                                                                   -------------
ASSET-BACKED SECURITIES -- 0.9%
AUTOMOTIVE -- 0.2%
   Honda Auto Receivables Owner
      Trust, Ser 2009-2, Cl A2
         2.220%, 08/15/11                                  1,035           1,041
   USAA Auto Owner Trust,
      Ser 2009-1, Cl A2
         2.640%, 08/15/11                                  1,100           1,109
                                                                   -------------
                                                                           2,150
                                                                   -------------
CREDIT CARD -- 0.2%
   American Express Credit Account
      Master Trust, Ser 2009-1, Cl A
         1.671%, 05/15/12 (E)                                785             774
   BA Credit Card Trust, Ser 2006,
      Cl A6
         0.349%, 11/15/13 (E)                                620             605
   Capital One Multi-Asset Execution
      Trust, Ser 2009, Cl A1
         1.418%, 04/15/13 (E)                                600             600
   Chase Issuance Trust, Ser 2007,
      Cl A10
         0.359%, 06/16/14 (E)                                620             595
   Chase Issuance Trust, Ser 2009,
      Cl A4
         1.070%, 06/15/12 (E)                              1,100           1,098
   Citibank Credit Card Issuance
      Trust, Ser 2009, Cl A1
         2.069%, 03/17/14 (E)                                475             479
   MBNA Credit Card Master Note
      Trust, Ser 2003, Cl A4
         0.539%, 09/17/12 (E)                              1,760           1,750
                                                                   -------------
                                                                           5,901
                                                                   -------------

                                                  Face Amount(1)
                                                  ($ Thousands)/    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
MORTGAGE RELATED -- 0.4%
   ACE Securities, Ser 2003-NC1,
      Cl M
         1.484%, 07/25/33 (E)                     $        2,100   $       1,169
   Citicorp Residential Mortgage
      Securities, Ser 2006-2, Cl A4
         5.775%, 09/25/36 (G)                              1,245           1,050
   Master Asset Backed Securities
      Trust, Ser 2003-WMC2, Cl M1
             1.364%, 08/25/33 (E)                            338             257
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         1.964%, 07/25/34 (E)                                135              34
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M1
         1.364%, 09/25/33 (E)                              1,698           1,012
   Residential Asset Mortgage
      Products, Ser 2003-RS11,
      Cl Mll1
         1.409%, 12/25/33 (E)                                188              68
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         0.464%, 02/25/36 (C)(E)                           5,355           2,257
   Terwin Mortgage Trust, Ser 2006-
      2, Cl 2A1
         4.500%, 06/25/36 (F)                                741             113
                                                                   -------------
                                                                           5,960
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 0.1%
   CNH Equipment Trust, Ser 2009-
      B, Cl A2
         2.400%, 05/16/11                                  1,555           1,558
                                                                   -------------
Total Asset-Backed Securities
   (Cost $21,219) ($ Thousands)                                           15,569
                                                                   -------------
PREFERRED STOCK -- 0.6%

BRAZIL -- 0.3%
   Banco Bradesco                                        184,300           2,708
   Petroleo Brasileiro                                   210,900           3,504
                                                                   -------------
                                                                           6,212
                                                                   -------------
FRANCE -- 0.1%
   Bureau Veritas                                         23,620           1,159
                                                                   -------------
GERMANY -- 0.2%
   Draegerwerk                                             2,624              65
   Henkel                                                  3,033              95
   Porsche                                                28,325           1,899
   RWE                                                     7,994             533
   Volkswagen                                              9,899             691
                                                                   -------------
                                                                           3,283
                                                                   -------------
ITALY -- 0.0%
   Exor                                                   19,462             164
                                                                   -------------
Total Preferred Stock
   (Cost $12,203) ($ Thousands)                                           10,818
                                                                   -------------

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)
                                                  ($ Thousands)/    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
CORPORATE OBLIGATIONS -- 0.1%
UNITED STATES -- 0.1%
   Discover Financial Services
      6.450%, 06/12/17(C)                         $          335   $         272
   Shinsei Finance Cayman
      6.418%,
         01/29/49(C)(E)(F)                                 1,740             696
                                                                   -------------
Total Corporate Obligations
   (Cost $2,075) ($ Thousands)                                               968
                                                                   -------------

                                                     Number Of
                                                      Rights
                                                  --------------
RIGHTS -- 0.0%
AUSTRALIA -- 0.0%
   Rio Tinto Limited, Expires
      07/02/09*                                                2              31
                                                                   -------------
BELGIUM -- 0.0%
   Fortis, Expires 07/01/14*(F)                              423              --
                                                                   -------------
FRANCE -- 0.0%
   Casino Guichard Perrachon,
      Expires 01/13/10                                         1               5
                                                                   -------------
ITALY -- 0.0%
   Unione di Banche Italiane SCPA,
      Expires 07/08/09*                                       19               1
                                                                   -------------
NORWAY -- 0.0%
   Renewable Energy Corp, Expires
      07/15/09*                                                1              --
                                                                   -------------
SINGAPORE -- 0.0%
   Golden Agri-Resources, Expires
      07/21/09*                                              470              65
                                                                   -------------
SPAIN -- 0.0%
   Zardoya Otis, Expires 07/01/09                             23              23
                                                                   -------------
UNITED KINGDOM -- 0.0%
   Rio Tinto, Expires 07/09/09*                               32             366
                                                                   -------------
Total Rights (Cost $374) ($ Thousands)                                       491
                                                                   -------------

                                                    Number Of
                                                     Warrants
                                                  --------------
WARRANTS -- 0.0%
SINGAPORE -- 0.0%
   Golden Agri-Resources,
      Expires 05/29/12 *                                 187,928              26
                                                                   -------------

                                                  Face Amount(1)
                                                  ($ Thousands)/    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
ITALY -- 0.0%
   Unione di Banche Italiane SCPA,
      Expires 06/30/11*                                   34,013   $          --
                                                                   -------------
Total Warrants (Cost $0)($ Thousands)                                         26
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.8%
   U.S. Treasury Bills
         0.144%, 08/20/09 (H)                              1,000           1,000
         0.250%, 12/03/09 (H)                             13,230          13,214
         0.291%, 12/17/09 (H)                                850             849
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $15,065) ($ Thousands)                                           15,063
                                                                   -------------

CASH EQUIVALENT -- 5.7%

UNITED STATES -- 5.7%
   SEI Daily Income Trust, Prime
         Obligation Fund, Cl A,
         0.270%+**                                   101,317,087         101,317
                                                                   -------------
Total Cash Equivalent
   (Cost $101,317) ($ Thousands)                                         101,317
                                                                   -------------
AFFILIATED PARTNERSHIP -- 7.3%

UNITED STATES -- 7.3%
   SEI Liquidity Fund, L.P.,
         0.700%+**(I)                                131,759,904         129,336
                                                                   -------------
Total Affiliated Partnership
   (Cost $131,760) ($ Thousands)                                         129,336
                                                                   -------------
Total Investments -- 104.1%
   (Cost $1,893,661) ($ Thousands)ss                               $   1,850,227
                                                                   =============

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
June 30, 2009

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2009, is as follows:

                                                   Unrealized
                    Currency to    Currency to    Appreciation
                      Deliver        Receive     (Depreciation)
 Settlement Date    (Thousands)    (Thousands)    ($ Thousands)
  -------------    ------------   ------------   --------------
7/21/09            CAD   34,899   USD   30,911      $   853
7/21/09            EUR    2,232   SGD    4,400          (90)
7/21/09            HKD  225,700   USD   29,127           (2)
7/21/09            MXP    2,981   USD      220           (5)
7/21/09            SGD    4,400   EUR    2,210           60
7/21/09            SGD    6,143   USD    4,245            1
7/21/09            USD   24,265   AUD   30,563          401
7/21/09            USD    4,919   CAD    5,673          (33)
7/21/09            USD   40,722   EUR   29,295          366
7/21/09            USD   63,694   GBP   38,788          177
7/21/09            USD      905   NZD    1,633          152
7/21/09            USD   11,962   SEK   93,215           71
7/21/09            USD    4,943   SGD    7,203           34
7/21/09            ZAR   10,659   USD    1,336          (39)
7/21/09-7/22/09    NOK    2,409   USD      377            3
7/21/09-10/21/09   AUD    6,424   CHF    5,400         (191)
7/21/09-10/21/09   AUD      330   USD      261           (4)
7/21/09-10/21/09   CHF    5,400   AUD    6,753          456
7/21/09-10/21/09   CHF   17,900   GBP   10,617        1,004
7/21/09-10/21/09   CHF    8,798   USD    8,002          (94)
7/21/09-10/21/09   GBP   10,570   CHF   17,900         (928)
7/21/09-10/21/09   USD    7,781   CHF    8,552           88
7/21/09-11/20/09   CHF   17,000   EUR   11,330          249
7/21/09-11/20/09   EUR   11,403   CHF   17,000         (352)
7/21/09-11/20/09   EUR    8,545   USD   12,054           69
7/21/09-11/20/09   GBP      396   USD      639          (13)
7/21/09-11/20/09   NZD    2,710   USD    1,709          (43)
7/21/09-11/20/09   USD    4,038   NOK   25,812          (29)
7/22/09            JPY  210,000   NOK   15,841          283
7/22/09            NOK   15,412   JPY  210,000         (216)
7/22/09-10/21/09   USD   49,189   JPY4,739,197          (48)
7/22/09-11/20/09   EUR    4,501   JPY  599,000          (97)
7/22/09-11/20/09   GBP   11,899   JPY1,712,000       (1,828)
7/22/09-11/20/09   JPY  599,000   EUR    4,822          547
7/22/09-11/20/09   JPY1,712,000   GBP   12,212        2,344
8/21/09-9/21/09    NOK   13,951   SEK   17,300           68
8/21/09-9/21/09    SEK   17,300   NOK   13,600         (123)
8/21/09-11/20/09   GBP    4,929   SGD   11,100         (445)
8/21/09-11/20/09   JPY  385,000   NZD    7,040          536
8/21/09-11/20/09   NZD    6,531   JPY  385,000         (208)
8/21/09-11/20/09   SGD   11,100   GBP    4,965          504
9/24/09-10/21/09   JPY  369,000   USD    3,691         (139)
11/20/09           CHF    1,000   NOK    5,854          (15)
11/20/09           NOK    5,968   CHF    1,000           (3)
                                                    -------
                                                    $ 3,321
                                                    =======

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

                                                           Unrealized
                               Number of                  Appreciation
Type of                        Contracts    Expiration   (Depreciation)
Contract                     Long (Short)      Date       ($ Thousands)
--------                     ------------   ----------   --------------
DJ Euro Stoxx 50 Index          1,726        Sep-2009       $  (612)
FTSE 100 Index                    506        Sep-2009          (737)
Hang Seng Index                    33        Jul-2009           (12)
MSCI EAFE Index E-MINI             49        Sep-2009           (62)
Nikkei 225 Index                   43        Sep-2009            49
SPI 200 Index                     124        Sep-2009          (125)
Topix Index                       388        Sep-2009          (434)
U.S. 10-Year Treasury Note        (14)       Sep-2009           (35)
U.S. 5-Year Treasury Note         (14)       Sep-2009           (24)
                                                            -------
                                                            $(1,992)
                                                            =======

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

A summary of outstanding swap agreements held by the Fund at June 30, 2009, is as follows:

                               Total Return Swap

                                                                                                                            Net
                                                                                                           Notional     Unrealized
                                                                                           Termination      Amount     Appreciation
Counterparty     Reference Entity/Obligation                 Fund Pays     Fund Receives       Date      (Thousands)   ($Thousands)
------------     ---------------------------------------   -------------   -------------   -----------   -----------   ------------
Morgan Stanley   MSCI Daily TR Net EAFE USD Market Index   3-Month LIBOR   Price Return      01/13/10       67,440       $11,058
                                                                                                                         =======

                              Credit Default Swaps

                                                                                                                  Net Unrealized
                                                                            (Pays)/                   Notional     Appreciation
                                                               Buy/Sell    Receives   Termination      Amount     (Depreciation)
Counterparty          Reference Entity/Obligation             Protection     Rate         Date      (Thousands)    ($Thousands)
------------          -------------------------------------   ----------   --------   -----------   -----------   --------------
Bank of America       Radian Group Inc., 7.750%, 06/01/11         BUY       (0.39)      12/20/13       2,500          $1,035
JPMorgan Chase Bank   Hasbro Inc., 2.750%, 12/01/21               BUY       (0.39)      12/20/11       2,500              20
JPMorgan Chase Bank   Jones Apparel Group, 5.125%, 11/15/14       BUY       (0.77)      12/20/11       2,500             174
JPMorgan Chase Bank   Radian Group Inc., 7.750%, 06/01/11         BUY       (0.39)      12/20/13       2,500             864
Merrill Lynch         MDC Holdings Inc., 5.500%, 05/15/13         BUY       (0.90)      12/20/11       2,500              (3)
                                                                                                                      ------
                                                                                                                      $2,090
                                                                                                                      ======

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                    Level 1     Level 2   Level 3      Total
                                  ----------   --------   -------   ----------
Investments in Securities
   Common Stock                   $1,519,110   $     --     $536    $1,519,646
   Mortgage-Backed Securities             --     56,993       --        56,993
   Asset-Backed Securities                --     15,569       --        15,569
   Preferred Stock                    10,818         --       --        10,818
   Corporate Obligations                  --        968       --           968
   Rights                                394         97       --           491
   Warrants                               --         26       --            26
   U.S. Treasury Obligations              --     15,063       --        15,063
   Cash Equivalent                   101,317         --       --       101,317
   Affiliated Partnership                 --    129,336       --       129,336
                                  ----------   --------     ----    ----------
Total Investments in Securities   $1,631,639   $218,052     $536    $1,850,227
                                  ==========   ========     ====    ==========

Other Financial Instruments         Level 1   Level 2   Level 3    Total
---------------------------         -------   -------   -------   -------
   Futures                          $(1,992)  $    --     $--     $(1,992)
   Forwards                              --     3,321      --       3,321
   Credit Default Swaps                  --     2,090      --       2,090
   Total Return Swaps                    --    11,058      --      11,058
   Interest Rate Swaps                   --        --      --          --
                                    -------   -------     ---     -------
Total Other Financial Instruments   $(1,992)  $16,469     $--     $14,477
                                    =======   =======     ===     =======

                                                      Common Stock
                                                      ------------
Beginning balance as of October 1, 2008                   $ --
   Accrued discounts/premiums                               --
   Realized gain/(loss)                                     --
   Change in unrealized appreciation/(depreciation)         --
   Net purchases/sales                                      --
   Net transfer in and/or out of Level 3                   536
                                                          ----
Ending balance as of June 30, 2009                        $536
                                                          ====

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
June 30, 2009

     Percentages are based on a Net Assets of $1,777,525($ Thousands).

*    Non-income producing security

**   Rate shown is the 7-day effective yield as of June 30, 2009.

+    Affiliated security

(A) This security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $123,511 ($ Thousands).

(B)  Real Estate Investments Trust

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $536 ($ Thousands) and represented 0.0% of Net Assets.

(E) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2009.

(F) Securities considered illiquid. The total market value of such securities as of June 30, 2009 was $2,787 ($ Thousands) and represented 0.2% of Net Assets.

(G) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2009. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2009 was $129,336 ($ Thousands).

ss At June 30, 2009, the tax basis cost of the Fund's investments was $1,893,661 ($ Thousands), and the unrealized appreciation and depreciation were $111,547 ($ Thousands) and ($154,981)($ Thousands) respectively.

ADR    -- American Depositary Receipt
AUD    -- Australian Dollar
Cl     -- Class
CAD    -- Canadian Dollar
CHF    -- Swiss Franc
CMO    -- Collateralized Mortgage Obligation
EUR    -- Euro
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
GDR    -- Global Depositary Receipt
HKD    -- Hong Kong Dollar
IO     -- Interest Only - face amount represents notional amount
JPY    -- Japanese Yen
LIBOR  -- London Interbank Offered Rate
L.P.   -- Limited Partnership
MXP    -- Mexican Peso
NOK    -- Norwegian Krone
NZD    -- New Zealand Dollar
SEK    -- Swedish Krone
Ser    -- Series
SGD    -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar
ZAR    -- South African Rand

Amounts designated as "--" are $O or have been rounded to $O.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund
June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 87.8%
ARGENTINA -- 0.5%
   Telecom Argentina ADR*                                 41,700   $         535
   Tenaris ADR                                            95,858           2,592
   Ternium ADR(A)                                         29,250             505
                                                                   -------------
                                                                           3,632
                                                                   -------------
BRAZIL -- 8.0%
   Abyara Planejamento Imobiliario*                        5,600               6
   All America Latina Logistica                          168,300           1,033
   Amil Participacoes                                    156,800             755
   Banco Bradesco ADR                                    124,000           1,831
   Banco do Brasil                                       161,654           1,745
   Banestes Banco do Estado do Espirito Santo              4,800              16
   BM&F BOVESPA                                           67,100             401
   BR Malls Participacoes*                                68,100             516
   Brascan Residential Properties                         41,100              90
   Camargo Correa Desenvolvimento Imobiliario             32,000              63
   Centrais Eletricas Brasileiras                         66,380             965
   Cia de Saneamento Basico do
      Estado de Sao Paulo ADR                                610              18
   Cia de Saneamento Basico do
      Estado de Sao Paulo                                101,469           1,514
   Cia de Saneamento de Minas Gerais-COPASA              106,100           1,375
   Cia Energetica de Minas Gerais ADR                     62,163             835
   Companhia Brasileira de Meios de Pagamento*            94,000             808
   Dufry South America                                    63,900             794
   EDP - Energias do Brasil                               63,002             854
   Empresa Brasileira de Aeronautica                     186,300             772
   Empresa Brasileira de Aeronautica ADR                  22,380             371
   Eternit                                                49,755             177
   Ez Tec Empreendimentos e Participacoes                 40,100              92
   Gerdau                                                 95,900             771
   Gerdau ADR                                             98,187           1,028
   Grendene                                              169,668           1,558
   GVT Holding*                                           48,600             807
   Hypermarcas*                                          159,650           1,971
   Itau Unibanco Banco Multiplo ADR                      336,844           5,332
   Klabin Segall*                                         19,700              31
   Light                                                  41,852             575
   Localiza Rent A Car                                   203,800           1,258
   Lojas Renner                                           94,949           1,051
   Marfrig Alimentos*                                     62,000             459
   Medial Saude*                                         130,000             567
   Natura Cosmeticos                                       2,100              27
   OGX Petroleo e Gas Participacoes                        3,184           1,633
   PDG Realty Empreendimentos e Participacoes             18,400             195
   Petroleo Brasileiro ADR                                54,964           2,252
   Petroleo Brasileiro                                   316,681           6,488
   Porto Seguro                                           24,000             189

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Redecard                                              151,100   $       2,313
   Rodobens Negocios Imobiliarios                         87,650             801
   Santos Brasil Participacoes                            75,581             424
   Sistema Educacional Brasileiro                         89,000             727
   SLC Agricola                                           61,520             570
   Souza Cruz                                             46,982           1,346
   Telegraph Norte Leste Participacoes ADR                66,280             986
   Tractebel Energia                                      60,770             580
   Usinas Siderurgicas de Minas Gerais                   173,800           3,654
   Vale ADR, Cl B                                        421,326           6,992
   Vale                                                  140,900           2,475
   Wilson Sons, BDR                                       73,605             571
                                                                   -------------
                                                                          62,662
                                                                   -------------
CHILE -- 1.1%
   Banco Santander Chile ADR                              33,192           1,550
   Centros Comerciales Sudamericanos                     109,425             288
   Cia Cervecerias Unidas ADR                             23,094             809
   Cia Cervecerias Unidas                                157,825           1,105
   Embotelladora Andina ADR, Cl B                         32,078             546
   Empresa Nacional de Telecomunicaciones                 49,589             670
   Enersis ADR                                           197,091           3,640
   Multiexport Foods*                                    144,140              23
   Sociedad Quimica y Minera de Chile ADR                  7,800             282
                                                                   -------------
                                                                           8,913
                                                                   -------------
CHINA -- 10.7%
   AAC Acoustic Technologies Holdings(A)                 184,000             146
   AirMedia Group ADR*                                   103,742             668
   Ajisen China Holdings                                 769,000             487
   Anhui Conch Cement(A)                                 252,882           1,583
   Anhui Expressway                                      854,000             483
   Baidu ADR*                                              1,849             557
   Bank of China                                      11,020,000           5,247
   Bank of Communications(A)                           1,557,000           1,746
   Beauty China Holdings(B)(C)                            70,000               6
   Bosideng International Holdings                     7,710,000             826
   Central China Real Estate                              25,000               8
   China Coal Energy                                     571,000             676
   China Communications Services                         742,000             459
   China Construction Bank                            12,956,250          10,047
   China Dongxiang Group                               2,383,500           1,602
   China Life Insurance                                  721,000           2,651
   China Medical Technologies ADR                         20,600             410
   China Molybdenum                                      459,000             331
   China Oilfield Services                               464,000             503
   China Petroleum & Chemical                          1,916,000           1,461
   China Railway Construction*(A)                      1,631,500           2,518
   China Shenhua Energy                                  333,800           1,230
   China Shineway Pharmaceutical Group                   133,000             134
   China Shipping Development(A)                       1,122,000           1,448
   China Telecom                                       4,238,000           2,111
   China Yurun Food Group                                  5,720               9
   China Zhongwang Holdings*                             756,400           1,038

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Chongqing Changan Automobile, Cl B                  1,156,600   $         534
   Ctrip.com International ADR*                           16,600             769
   Dongfeng Motor Group                                2,558,000           2,159
   Epure International                                 2,645,500             822
   Fosun International                                 1,105,500             688
   Great Wall Motor                                      524,000             416
   Guangshen Railway                                     632,000             298
   Guangzhou R&F Properties(A)                           484,400           1,088
   Huaneng Power International ADR                         1,440              40
   Huaneng Power International                           966,800             679
   Industrial & Commercial Bank of China              14,607,000          10,178
   Jiangling Motors, Cl B                                 58,300              66
   Jiangsu Expressway                                    338,000             248
   Mindray Medical International ADR                      38,678           1,080
   Netease.com ADR*                                       15,646             550
   New Oriental Education & Technology
      Group ADR*                                          20,504           1,381
   People's Food Holdings                                112,058              44
   PetroChina                                          6,341,932           7,037
   PetroChina ADR                                         11,290           1,247
   Ping An Insurance Group of China                      244,000           1,651
   Renhe Commercial Holdings(A)                        6,808,000           1,405
   Shanda Interactive Entertainment ADR*(A)               26,400           1,380
   Shandong Chenming Paper Holdings, Cl B              1,099,700             734
   Shandong Molong Petroleum Machinery                 1,358,813             195
   Shenzhou International Group Holdings                 457,000             206
   Sinopec Shanghai Petrochemical                      1,050,330             362
   Sinotrans                                           3,699,000             840
   Tencent Holdings                                      212,400           2,479
   Tingyi Cayman Islands Holding                         648,000           1,069
   Travelsky Technology                                   96,000              53
   Tsingtao Brewery                                      188,000             597
   Weichai Power                                         291,000             965
   Weiqiao Textile                                     1,773,400             918
   Yangzijiang Shipbuilding Holdings(A)                1,658,102             894
   Yanzhou Coal Mining                                    58,000              80
   Zhaojin Mining Industry                                94,500             153
   Zhejiang Expressway                                 1,240,000             984
   Zhuzhou CSR Times Electric                            727,000           1,030
                                                                   -------------
                                                                          83,704
                                                                   -------------
CZECH REPUBLIC -- 0.7%
   CEZ                                                    82,592           3,712
   Komercni Banka                                          5,776             797
   Philip Morris CR                                          560             191
   Telefonica O2 Czech Republic                           16,550             377
                                                                   -------------
                                                                           5,077
                                                                   -------------
EGYPT -- 0.5%
   Commercial International Bank                         113,362             993
   Egyptian Financial Group-Hermes Holding               220,924             898
   National Societe Generale Bank                         11,000              52

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Orascom Construction Industries GDR                    12,609   $         410
   Orascom Telecom Holding SAE*                          130,000             695
   Suez Cement                                             2,790              16
   Telecom Egypt                                         205,500             594
                                                                   -------------
                                                                           3,658
                                                                   -------------
HONG KONG -- 6.4%
   Beijing Enterprises Holdings                          483,500           2,414
   Chaoda Modern Agriculture                           2,729,400           1,602
   China BlueChemical                                  1,832,000             962
   China Mobile                                        1,347,417          13,491
   China Mobile ADR                                       45,970           2,302
   China Overseas Land & Investment                    1,070,800           2,487
   China Pharmaceutical Group                          1,342,000             691
   China Power International Development               4,590,320           1,475
   China Resources Power Holdings(A)                     668,000           1,486
   China State Construction International
      Holdings                                           516,000             178
   China Unicom                                          589,682             781
   CNOOC ADR                                               3,980             490
   CNOOC                                               5,155,448           6,393
   Cnpc Hong Kong                                      1,423,975           1,176
   COSCO Pacific                                       2,003,200           2,256
   Denway Motors                                       2,233,530             893
   Digital China Holdings                                354,000             247
   Global Bio-Chemical Technology Group                3,957,500             715
   GOME Electrical Appliances Holdings(A)              4,907,000             696
   Guangdong Investment                                1,116,000             550
   GZI Real Estate Investment Trust(D)                   706,065             230
   Huabao International Holdings                       2,597,500           2,514
   Hutchison Whampoa                                      80,000             523
   Industrial and Commercial Bank of China Asia          185,000             336
   NWS Holdings                                          131,226             237
   Samson Holding(A)                                   5,708,000             891
   Shanghai Industrial Holdings                          272,000           1,095
   Shui On Land(A)                                     1,305,150             894
   Sino Biopharmaceutical                                 80,000              14
   Sinolink Worldwide Holdings                         1,936,000             307
   Skyworth Digital Holdings                           1,802,000             414
   Texwinca Holdings                                     436,600             349
   TPV Technology                                      2,243,890           1,005
                                                                   -------------
                                                                          50,094
                                                                   -------------
HUNGARY -- 0.4%
   Egis Gyogyszergyar                                      2,000             180
   Magyar Telekom                                        345,483           1,016
   MOL Hungarian Oil and Gas                              20,855           1,283
   Richter Gedeon                                          4,700             842
                                                                   -------------
                                                                           3,321
                                                                   -------------
INDIA -- 6.6%
   Allahabad Bank                                        111,286             181
   Ambuja Cements                                        316,789             579
   Andhra Bank                                           365,655             626

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund
June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Corporation Bank                                       10,693   $          74
   Bank of Baroda                                        125,937           1,171
   Bank of India                                         268,339           1,975
   Bank of Maharashtra                                   100,000              84
   Bharat Electronics                                     20,344             558
   Bharat Heavy Electricals                               28,180           1,297
   Bharat Petroleum                                       41,463             372
   Bharti Airtel*                                        210,075           3,518
   Birla                                                  44,487             192
   Cairn India*                                          421,798           2,049
   Canara Bank                                            63,169             346
   CESC                                                   49,124             283
   Container of India                                      1,300              27
   Dena Bank                                              42,104              49
   Dr Reddys Laboratories                                 44,616             726
   Federal Bank                                          113,009             592
   GAIL India                                             20,000             120
   Grasim Industries                                       8,330             402
   Great Eastern Shipping                                  7,915              42
   Gujarat Alkalies & Chemicals                           26,910              56
   Gujarat Narmada Valley Fertilizers                    157,458             289
   Gujarat State Fertilisers                              48,344             176
   HCL Technologies                                       68,839             267
   Hero Honda Motors                                      36,015           1,051
   Hindalco Industries                                   139,970             253
   Hindustan Petroleum                                   109,020             680
   Hindustan Unilever                                    194,112           1,084
   Hindustan Zinc                                         69,585             875
   Housing Development Finance                            58,824           2,879
   ICICI Bank                                             52,528             792
   India Cements                                         324,640             888
   Indian Bank                                           176,623             539
   Indian Overseas Bank                                   51,626              93
   Industrial Development Bank of
      India                                               45,530             104
   Infosys Technologies ADR                                5,730             211
   Infosys Technologies                                   54,353           2,016
   Infrastructure Development
      Finance*                                           642,964           1,822
   ITC                                                    74,869             298
   Jet Airways India                                      40,750             192
   Larsen & Toubro                                        59,829           1,958
   Mahanagar Telephone Nigam                             528,330           1,075
   Mahindra & Mahindra                                    30,000             433
   Maruti Udyog                                           10,890             243
   National Aluminium                                     19,435             124
   NTPC                                                   90,722             369
   Oil & Natural Gas                                     169,605           3,779
   Oriental Bank of Commerce                               1,205               5
   Patni Computer Systems                                 85,589             465
   Piramal Healthcare                                    121,378             789
   Punjab National Bank                                    1,500              21
   Reliance Industries*                                   22,760             961
   Shipping of India                                     180,622             469
   State Bank of India GDR (G)                            25,310           1,797
   State Bank of India                                    35,905           1,308
   Steel Authority of India                               51,903             164
   Sterlite Industries India ADR                          11,530             143
   Sterlite Industries India                              55,393             702
   Syndicate Bank                                        108,823             163
   Tata Consultancy Services                             413,978           3,369
   Tata Power                                              9,356             225

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Tata Steel                                            123,067   $       1,004
   Union Bank of India                                    53,345             270
   United Phosphorus                                      94,870             283
   Zee Entertainment Enterprises                         353,549           1,308
                                                                   -------------
                                                                          51,255
                                                                   -------------
INDONESIA -- 1.7%
   Astra International                                   530,351           1,237
   Bank Central Asia                                   1,936,000             669
   Bank Mandiri                                        7,691,092           2,392
   Bank Rakyat Indonesia                               3,792,500           2,341
   Gudang Garam                                          764,070             939
   HM Sampoerna(B)                                       695,500             634
   Indofood Sukses Makmur                              3,888,000             720
   Kalbe Farma                                         2,680,300             265
   Semen Gresik Persero                                  458,000             220
   Telekomunikasi Indonesia                            4,828,100           3,547
   Unilever Indonesia                                    325,500             295
   United Tractors                                       314,000             306
                                                                   -------------
                                                                          13,565
                                                                   -------------
ISRAEL -- 2.2%
   Bank Hapoalim*                                        186,380             497
   Bank Leumi Le-Israel                                  234,349             619
   Bezeq Israeli Telecommunication                     1,265,925           2,344
   Check Point Software
      Technologies*                                       14,200             333
   Delek Automotive Systems                               13,140             107
   Discount Investment                                    18,000             328
   First International Bank of Israel*                    51,020             476
   Israel Chemicals                                       50,946             507
   Israel Discount Bank, Cl A                            532,864             700
   Makhteshim-Agan Industries                             76,735             382
   Migdal Insurance & Financial
      Holding*                                            25,166              36
   Mizrahi Tefahot Bank*                                  92,000             551
   Partner Communications                                 38,041             650
   Teva Pharmaceutical Industries
      ADR                                                 83,846           4,137
   Teva Pharmaceutical Industries                        112,166           5,494
   Union Bank of Israel*                                  21,090              65
                                                                   -------------
                                                                          17,226
                                                                   -------------
JERSEY -- 0.0%
   Randgold Resources                                      2,975             192
                                                                   -------------
KAZAKHSTAN -- 0.2%
   KazMunaiGas Exploration
      Production GDR                                      83,682           1,590
                                                                   -------------
MALAYSIA -- 2.4%
   Berjaya Sports Toto                                   267,844             385
   BIMB Holdings                                          36,000              10
   British American Tobacco
      Malaysia                                            58,600             746
   Bumiputra-Commerce Holdings                         1,014,400           2,612
   DRB-Hicom                                             350,000             104
   Gamuda                                              1,132,300             892
   Genting                                               417,140             670

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Genting Malaysia                                    3,757,440   $       2,886
   Hong Leong Bank                                       560,411             909
   Hong Leong Financial Group                             10,000              14
   JT International                                       20,000              25
   KLCC Property Holdings                                 97,600              91
   Malayan Banking                                     1,851,067           3,107
   Malaysian Bulk Carriers                               349,191             304
   Multi-Purpose Holdings                                337,000             134
   PPB Group                                             202,000             667
   Public Bank                                           243,253             626
   Sime Darby                                            655,200           1,295
   Tenaga Nasional                                     1,331,835           2,899
   UMW Holdings                                          389,851             660
                                                                   -------------
                                                                          19,036
                                                                   -------------
MEXICO -- 4.2%
   Alfa, Cl A                                            147,386             415
   America Movil, Ser L                                2,395,571           4,647
   America Movil ADR, Ser L                              172,576           6,682
   Banco Compartamos                                     153,685             495
   Bolsa Mexicana de Valores*                            277,633             254
   Cemex*                                                354,153             331
   Coca-Cola Femsa ADR                                     8,890             357
   Coca-Cola Femsa                                        98,600             396
   Consorcio ARA*                                        960,600             418
   Desarrolladora Homex ADR*(A)                           48,143           1,343
   Embotelladoras Arca                                   595,309           1,401
   Fomento Economico Mexicano                            356,632           1,150
   Fomento Economico Mexicano
      ADR                                                 23,546             759
   Gruma, Cl B*                                          249,216             265
   Grupo Carso, Ser A1                                    28,907              78
   Grupo Casa Saba ADR*                                    4,500              83
   Grupo Continental(B)                                  529,300             922
   Grupo Financiero Banorte, Cl O                      1,037,396           2,513
   Grupo Mexico, Ser B                                 1,316,735           1,440
   Grupo Modelo                                          201,900             721
   Grupo Televisa                                        328,395           1,116
   Grupo Televisa ADR                                     99,000           1,683
   Industrias, Cl B*                                      79,200             242
   Kimberly-Clark de Mexico, Cl A                        278,900           1,064
   Megacable Holdings*                                    73,000             102
   Telefonos de Mexico                                   954,000             779
   Urbi Desarrollos Urbanos*                           1,757,820           2,670
   Wal-Mart de Mexico, Ser V(A)                          205,100             608
                                                                   -------------
                                                                          32,934
                                                                   -------------
NETHERLANDS -- 0.1%
   Plaza Centers                                         449,864             574
                                                                   -------------
PANAMA -- 0.3%
   Copa Holdings, Cl A                                    47,778           1,950
                                                                   -------------
PERU -- 0.3%
   Cia de Minas Buenaventura ADR                          17,229             414
   Credicorp                                              37,859           2,203
                                                                   -------------
                                                                           2,617
                                                                   -------------
PHILIPPINES -- 0.5%
   ABS-CBN Broadcasting(B)                               464,900             210

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Bank of the Philippine Islands                        437,171   $         382
   Globe Telecom                                           1,376              27
   Metropolitan Bank & Trust                             161,800             106
   Philippine Long Distance
      Telephone ADR                                       29,272           1,455
   Philippine Long Distance
      Telephone                                           26,100           1,299
   SM Investments                                         20,660             131
   Union Bank of Philippines(B)                          446,600             220
                                                                   -------------
                                                                           3,830
                                                                   -------------
POLAND -- 0.7%
   Asseco Poland                                          36,692             628
   Bank BPH*                                               9,284             117
   Bank Pekao                                              7,490             269
   Cyfrowy Polsat                                        121,890             588
   Gant Development*                                       6,000              39
   Getin Holding*                                         50,000              99
   KGHM Polska Miedz                                       4,918             126
   Polski Koncern Naftowy Orlen                          130,142           1,078
   Powszechna Kasa Oszczednosci
      Bank Polski                                         57,677             462
   Telekomunikacja Polska                                368,070           1,777
                                                                   -------------
                                                                           5,183
                                                                   -------------
RUSSIA -- 5.6%
   Comstar United Telesystems GDR                        218,278             939
   Evraz Group GDR                                         2,195              42
   Globaltrans Investment GDR*                           121,312             485
   LUKOIL ADR                                            228,939          10,233
   MMC Norilsk Nickel ADR                                249,228           2,293
   Mobile Telesystems ADR                                105,075           3,880
   Novolipetsk Steel GDR                                  43,193             885
   OAO Gazprom ADR                                       767,834          15,549
   Pharmstandard GDR*                                     33,038             499
   Rosneft Oil GDR                                       413,610           2,254
   Sberbank GDR                                            9,311           2,051
   Surgutneftegaz ADR                                    152,598           1,053
   Tatneft ADR                                            55,421           1,358
   TMK OAO GDR                                             1,069              11
   Uralkali GDR(B)                                        62,244           1,002
   Uralsvyazinform ADR(B)                                 43,522             113
   X5 Retail Group GDR*                                   46,136             704
                                                                   -------------
                                                                          43,351
                                                                   -------------
SOUTH AFRICA -- 7.1%
   ABSA Group                                            129,443           1,844
   African Bank Investments                              353,391           1,271
   Anglo Platinum                                         13,490             953
   AngloGold Ashanti ADR                                  51,609           1,890
   AngloGold Ashanti                                      44,728           1,639
   ArcelorMittal South Africa                            114,760           1,419
   Assore(B)                                               5,200             323
   Aveng                                                 238,801           1,082
   Barloworld                                            153,560             772
   Bidvest Group                                          91,351           1,144
   DataTec(B)                                             45,000             103
   FirstRand                                           1,718,618           3,129
   Gold Fields ADR                                        39,510             476
   Gold Fields                                           271,744           3,291
   Grindrod                                              453,355             834
   Harmony Gold Mining*(A)                               155,431           1,610

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2009

                                                                    Market Value
Description                                          Shares        ($ Thousands)
-----------                                       --------------   -------------
   Hosken Consolidated Investments                     12,635      $          75
   Impala Platinum Holdings                           133,033              2,936
   Imperial Holdings                                   63,121                477
   Investec                                            90,968                500
   JD Group                                           134,810                706
   Liberty Holdings                                    12,632                 98
   Medi-Clinic                                         94,478                236
   Metropolitan Holdings                              528,524                797
   Mondi(A)                                           139,949                614
   Mr Price Group                                     138,736                505
   MTN Group                                          388,070              5,945
   Nampak                                             589,602              1,111
   Naspers, Cl N                                       44,029              1,157
   Nedbank Group                                      193,348              2,455
   Remgro                                              81,367                781
   Reunert                                            116,711                659
   Sanlam                                           1,208,447              2,704
   Sappi                                              624,053              1,834
   Sasol                                               96,861              3,386
   Sasol ADR                                            9,070                316
   Shoprite Holdings                                  198,869              1,416
   Standard Bank Group                                271,204              3,115
   Steinhoff International Holdings                   300,000                521
   Telkom                                             112,230                552
   Tiger Brands                                        34,642                646
   Wilson Bayly Holmes-Ovcon                           11,670                161
   Woolworths Holdings                                 59,575                100
                                                                   -------------
                                                                          55,583
                                                                   -------------
SOUTH KOREA -- 11.5%
   Daewoo Securities                                    6,050                 90
   Daewoo Shipbuilding & Marine
      Engineering                                      74,810              1,174
   Daishin Securities                                     610                  7
   Dongbu Insurance                                    32,129                661
   Dongwon Industries                                     723                 54
   Doosan                                               3,680                257
   GS Engineering & Construction                       17,730              1,030
   GS Holdings                                         23,320                547
   GS Home Shopping                                     2,390                122
   Hanwha Chemical                                     35,601                292
   Hyundai Department Store                            10,925                768
   Hyundai Development                                 45,350              1,436
   Hyundai Engineering &
      Construction                                     10,280                431
   Hyundai Heavy Industries                            14,823              2,217
   Hyundai Mipo Dockyard                                5,720                568
   Hyundai Mobis                                       22,778              1,994
   Hyundai Motor                                       37,704              2,193
   Kangwon Land                                       142,540              1,824
   KB Financial Group                                  64,160              2,156
   KISWIRE                                              3,461                121
   Korea Development Financing                          1,930                 47
   Korea Electric Power                               137,990              3,212
   Korea Express*                                       2,500                160
   Korea Investment Holdings                            5,710                165
   Korea Zinc                                           9,092                988
   KT ADR                                              80,800              1,160
   KT                                                  64,160              1,851
   KT&G                                                38,116              2,154
   LG Chemical                                         69,603              4,689
   LG Electronics                                      60,377              5,545

                                                                    Market Value
Description                                          Shares        ($ Thousands)
-----------                                       --------------   -------------
   LG Philips LCD                                         93,950   $       2,345
   Lotte Confectionery                                       166             130
   Lotte Shopping                                         11,186           2,301
   MegaStudy                                               5,492             992
   Namyang Dairy Products                                    196              75
   Pacific                                                 3,350             308
   POSCO ADR                                               5,290             437
   POSCO                                                  19,714           6,554
   Samsung Electronics                                    46,861          21,776
   Samsung Fire & Marine Insurance                        18,589           2,743
   Samsung Heavy Industries                               38,500             876
   SeAH Holdings                                              66               3
   Shinhan Financial Group                               154,650           3,915
   Shinsegae                                               6,951           2,755
   SK Holdings                                            17,341           1,450
   SK Telecom                                             20,633           2,818
   SK Telecom ADR                                        103,160           1,563
   S-Oil                                                  13,437             600
   Woori Investment & Securities                          38,790             457
   Youngone(C)                                            17,540             158
                                                                   -------------
                                                                          90,169
                                                                   -------------
SWEDEN -- 0.1%
   Alliance Oil GDR*(A)                                   83,917             948
                                                                   -------------
TAIWAN -- 10.6%
   Ability Enterprise                                    323,376             396
   Acer                                                1,377,786           2,398
   Advanced Semiconductor
      Engineering                                      4,422,404           2,554
   Asia Optical                                           66,000             114
   Asustek Computer                                      694,453             902
   AU Optronics                                        2,008,247           1,959
   Cathay Financial Holding                            1,155,200           1,709
   Chi Mei Optoelectronics                                76,000              40
   China Bills Finance*                                  597,000             182
   China Steel                                           833,000             716
   Chinatrust Financial Holding                        7,664,301           4,625
   Chunghwa Telecom                                    1,482,525           2,960
   Compal Electronics                                  4,810,230           3,907
   CTCI                                                  229,396             203
   Far Eastern Textile                                 1,914,979           2,218
   Far EasTone Telecommunications                        538,000             631
   First Financial Holding                             1,105,554             660
   Formosa Plastics                                      514,000             917
   Gigabyte Technology                                   222,000             130
   HannStar Display                                      969,145             196
   High Tech Computer                                    186,800           2,642
   HON HAI Precision Industry                          3,190,935           9,871
   Inventec                                              684,000             395
   KGI Securities                                        579,000             265
   Kinpo Electronics                                     518,000             111
   Lite-On Technology                                    892,122             775
   Macronix International                              1,328,000             603
   MediaTek                                              453,065           5,413
   Mega Financial Holding                              3,773,000           1,736
   Nan Ya Plastics                                       168,000             218
   Nan Ya Printed Circuit Board                          338,203             912
   Nien Hsing Textile                                    366,000             128
   Quanta Computer                                     2,103,145           3,397
   Siliconware Precision Industries                      916,002           1,062

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                                    Market Value
Description                                          Shares        ($ Thousands)
-----------                                       --------------   -------------
   SinoPac Financial Holdings                          4,673,230   $       1,638
   Taishin Financial Holding                           1,639,000             614
   Taiwan Cement                                          62,000              59
   Taiwan Cooperative Bank                             1,840,850           1,060
   Taiwan Fertilizer                                   1,019,000           3,025
   Taiwan Semiconductor
      Manufacturing                                    7,071,436          11,789
   Taiwan Semiconductor
      Manufacturing ADR                                  189,141           1,780
   United Microelectronics                             9,737,312           3,265
   Universal Scientific Industrial                       278,000             100
   Wistron                                               612,000           1,017
   Yageo                                               2,647,440             535
   Yuanta Financial Holding                            3,235,000           2,179
   Yulon Motor                                           389,000             370
                                                                   -------------
                                                                          82,376
                                                                   -------------
THAILAND -- 3.0%
   Advanced Info Service                                 276,400             734
   Bangkok Bank                                          534,794           1,730
   Bangkok Bank NVDR                                     588,700           1,866
   Bumrungrad Hospital                                   843,850             644
   Charoen Pokphand Foods                              5,956,600             836
   Electricity Generating                                 66,334             145
   Kasikornbank                                        1,237,100           2,632
   Krung Thai Bank                                     5,133,300           1,318
   PTT                                                   604,344           4,151
   PTT Exploration & Production                          224,619             880
   PTT NVDR                                               14,900             102
   Ratchaburi Electricity Generating
      Holding                                             35,600              40
   Siam Cement                                           431,800           2,002
   Siam Commercial Bank                                2,166,188           4,726
   Thai Airways International*                           315,680             132
   Thai Beverage                                         412,000              61
   Thai Union Frozen Products                            613,100             426
   Thanachart Capital                                    457,000             184
   Total Access Communication                            502,600             455
   Total Access Communication
      NVDR                                               512,600             493
                                                                   -------------
                                                                          23,557
                                                                   -------------
TURKEY -- 2.0%
   Akbank                                                 25,000             112
   Anadolu Efes Biracilik Ve Malt
      Sanayii                                             80,993             733
   Cimsa Cimento Sanayi VE Tica                          204,171             537
   Eczacibasi Ilac Sanayi                                175,000             161
   Haci Omer Sabanci Holding                             219,556             592
   KOC Holding*                                          230,000             398
   Petrol Ofisi*                                          51,450             172
   Tekfen Holding*                                       284,550             656
   Tupras Turkiye Petrol Rafine                          271,129           3,318
   Turk Hava Yollari                                   1,104,238           1,668
   Turk Sise ve Cam Fabrikalari                        1,022,232             838
   Turkcell Iletisim Hizmet                              270,358           1,505
   Turkcell Iletisim Hizmet ADR                           57,600             798
   Turkiye Garanti Bankasi                               518,031           1,403
   Turkiye Is Bankasi, Cl C                              395,396           1,168
   Turkiye Sinai Kalkinma Bankasi*                     1,241,035             727
   Turkiye Vakiflar Bankasi Tao, Cl D                    314,240             477

                                                                    Market Value
Description                                          Shares        ($ Thousands)
-----------                                       --------------   -------------
   Yapi ve Kredi Bankasi*                                120,000   $         178
                                                                   -------------
                                                                          15,441
                                                                   -------------
UNITED KINGDOM -- 0.4%
   Anglo American                                         60,515           1,758
   BHP Billiton                                           48,634           1,102
   JKX Oil & Gas                                         101,910             345
                                                                   -------------
                                                                           3,205
                                                                   -------------
Total Common Stock
   (Cost $686,216) ($ Thousands)                                         685,643
                                                                   -------------
PREFERRED STOCK -- 8.0%
BRAZIL -- 8.0%
   Banco Bradesco                                         89,700           1,318
   Banco Daycoval                                         25,700              93
   Bradespar                                              39,721             517
   Brasil Telecom                                         90,261             592
   Brasil Telecom Participacoes                           89,418             689
   Braskem*                                              224,600             822
   Centrais Eletricas Brasileiras                        136,432           1,768
   Centrais Eletricas de Santa
      Catarina                                            13,400             219
   Cia de Bebidas das Americas
      ADR                                                  1,780             115
   Cia de Bebidas das Americas                            29,000           1,873
   Cia de Tecidos do Norte de Minas
      - Coteminas                                        175,532             430
   Cia Energetica de Minas Gerais                        120,801           1,621
   Cia Paranaense de Energia                              83,363           1,170
   Confab Industrial                                     132,700             322
   Construtora Sultepa                                       600               2
   Duratex                                                 8,900              98
   Eletropaulo Metropolitana
      Eletricidade de Sao Paulo                          129,138           2,266
   Ferbasa-Ferro Ligas DA Bahia                           25,200             104
   Fertilizantes Fosfatados                              119,741             922
   Gerdau                                                 27,100             284
   Investimentos Itau                                  1,034,069           4,554
   Itau Unibanco Holding                                 265,091           4,178
   Lojas Americanas                                      137,748             640
   Marcopolo                                             245,400             557
   Metalurgica Gerdau, Cl A                               61,599             806
   NET Servicos de Comunicacao*                          272,800           2,659
   Parana Banco                                           16,600              60
   Petroleo Brasileiro                                   660,642          10,976
   Petroleo Brasileiro Sponsored
      ADR, Cl A                                          384,210          12,817
   Randon Participacoes                                  121,600             587
   Telecomunicacoes de Sao Paulo                          67,166           1,504
   Telemar Norte Leste                                    59,262           1,642
   Tim Participacoes                                     364,200             632
   Ultrapar Participacoes                                 17,000             536
   Universo Online                                        20,000              73
   Vale, Cl A                                            338,631           5,201
   Vivo Participacoes                                      5,076              96
                                                                   -------------
Total Preferred Stock
   (Cost $53,586) ($ Thousands)                                           62,743
                                                                   -------------

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2009

                                                    Shares/Face
                                                    Amount (1)      Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
EXCHANGE TRADED FUNDS -- 0.8%
   UNITED STATES -- 0.8%
      iShares MSCI Emerging
         Markets Index Fund                              176,985   $       5,704
      Vanguard Emerging Markets
         ETF                                              21,913             698
                                                                   -------------
                                                                           6,402
                                                                   -------------
Total Exchange Traded Funds
   (Cost $5,989)($ Thousands)                                              6,402
                                                                   -------------

                                                    Number Of
                                                     Warrants
                                                  --------------
EQUITY-LINKED WARRANTS -- 0.1%
GERMANY -- 0.1%
   Sberbank, Expires 02/28/18 *                          112,700             142
   Sberbank, Expires 02/23/10 *                          270,000             342
                                                                   -------------
                                                                             484
                                                                   -------------
UNITED ARAB EMIRATES -- 0.0%
   Air Arabia, Expires 08/13/10 *                        769,900             197
   Dana Gas PJSC,
      Expires 12/06/10 *                                 324,300              94
                                                                   -------------
                                                                             291
                                                                   -------------
Total Equity-Linked Warrants
   (Cost $391) ($ Thousands)                                                 775
                                                                   -------------

                                                    Number Of
                                                     Rights
                                                  --------------
RIGHTS -- 0.0%
BRAZIL -- 0.0%
   Abyara Planejamento, Expires
      07/08/09*                                                6               1
                                                                   -------------
HONG KONG -- 0.0%
   China Resources Power, Expires
      07/13/09*(A)                                            67              28
                                                                   -------------
Total Rights (Cost $1) ($ Thousands)                                          29
                                                                   -------------
DEBENTURE BOND -- 0.0%
BRAZIL -- 0.0%
   Vale, Ser 1997
      0.000%, 09/30/49(E)                         $            8              --
                                                                   -------------
Total Debenture Bond (Cost $0) ($ Thousands)                                  --
                                                                   -------------
CASH EQUIVALENT -- 1.2%
UNITED STATES -- 1.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.270%+**                                        9,430,027           9,430
                                                                   -------------
Total Cash Equivalent (Cost $9,430)
   ($ Thousands)                                                           9,430
                                                                   -------------

                                                                    Market Value
Description                                          Shares        ($ Thousands)
-----------                                       --------------   -------------
AFFILIATED PARTNERSHIP -- 2.3%
UNITED STATES -- 2.3%
   SEI Liquidity Fund, L.P.,
      0.700%+**(F)                                    18,741,322          17,808
                                                                   -------------
Total Affiliated Partnership
   (Cost $18,741) ($ Thousands)                                    $      17,808
                                                                   -------------
Total Investments -- 100.2%
   (Cost $774,354) ($ Thousands)ss                                 $     782,830
                                                                   =============

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                   Level 1   Level 2   Level 3     Total
                                  --------   -------   -------   --------
Investments in Securities
   Common Stock                   $685,478   $    --    $165     $685,643
   Preferred Stock                  62,743        --      --       62,743
   Exchange Traded Funds             6,402        --      --        6,402
   Equity-Linked Warrants               --       775      --          775
   Debenture Bond                       --        --      --           --
   Rights                               29        --      --           29
   Cash Equivalent                   9,430        --      --        9,430
   Affiliated Partnership               --    17,808      --       17,808
                                  --------   -------    ----     --------
Total Investments in Securities   $764,082   $18,583    $165     $782,830
                                  ========   =======    ====     ========

                                                      Common Stock
                                                      ------------
Beginning balance as of October 1, 2008                  $ --
   Accrued discounts/premiums                              --
   Realized gain/(loss)                                    --
   Change in unrealized appreciation/(depreciation)        --
   Net purchases/sales                                     --
   Net transfer in and/or out of Level 3                  165
                                                         ----
Ending balance as of June 30, 2009                       $165
                                                         ====

     Percentages are based on a Net Assets of $781,289($ Thousands).

*    Non-income producing security

**   Rate shown is the 7-day effective yield as of June 30, 2009.

+    Affiliated security

(A) This security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was$17,273 ($ Thousands).

(B) Securities considered illiquid. The total market value of such securities as of June 30, 2009 was $3,533 ($ Thousands) and represented 0.5% of Net Assets.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $164 ($ Thousands) and represented 0.0% of Net Assets.

(D)  Real Estate Investments Trust

(E) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2009.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2009 was $17,808 ($ Thousands).

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ss At June 30, 2009, the tax basis cost of the Fund's investments was $774,354 ($ Thousands), and the unrealized appreciation and depreciation were $95,415 ($ Thousands) and ($86,939)($ Thousands) respectively.

ADR  -- American Depositary Receipt
BDR  -- Brazilian Depositary Receipt
Cl   -- Class
GDR  -- Global Depositary Receipt
L.P. -- Limited Partnership
NVDR -- Non-Voting Depositary Receipt
Ser  -- Series

Amounts designated as "--" are $O or have been rounded to $O.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
GLOBAL BONDS -- 73.0%
AUSTRALIA -- 1.0%
   BHP Billiton Finance MTN
         4.750%, 04/04/12                                    119   $         173
   Commonwealth Bank of Australia
      MTN
         5.875%, 07/29/11                                    273             407
         1.410%,
            03/17/15(A)(B)                                   100             128
      Fairfax Med
         5.250%, 06/15/12                                    250             270
      Macquarie Bank, Ser E MTN
         5.500%, 09/19/16(A)                      GBP        336             413
      National Australia Bank MTN
         5.375%, 12/08/14                                    150             244
      New South Wales Treasury
         6.000%, 04/01/19                                    300             236
         5.250%, 05/01/13                                    980             785
      Queensland Treasury
         6.000%, 09/14/17                                  1,630           1,302
      Rio Tinto Finance USA
         5.875%, 07/15/13                                    795             800
      Westpac Banking MTN
         4.250%, 01/25/12                                    300             429
                                                                   -------------
                                                                           5,187
                                                                   -------------
AUSTRIA -- 0.1%
   Telekom Finanzmanagement MTN
         5.000%, 07/22/13                                    401             578
                                                                   -------------
BELGIUM -- 1.6%
   Dexia Funding
         4.892%, 11/30/49(A)                                 336             160
   Fortis Bank
         4.625%, 10/24/49(A)                                 200             154
   Inbev
         8.625%, 01/30/17                                    200             325
   Kingdom of Belgium, Ser 31
         5.500%, 03/28/28                                  2,872           4,525
   Kingdom of Belgium, Ser 48
         4.000%, 03/28/22                                  2,100           2,892
                                                                   -------------
                                                                           8,056
                                                                   -------------
BRAZIL -- 0.3%
   Federal Republic of Brazil
         12.500%, 01/05/16                                 1,700             963
         10.250%, 01/10/28                                 1,010             511
   Vale Overseas
         6.875%, 11/21/36                                    301             286
                                                                   -------------
                                                                           1,760
                                                                   -------------
CANADA -- 3.2%
   Bell Canada MTN
         5.000%, 02/15/17                                    270             229
   Canadian Natural Resources
         5.150%, 02/01/13                                    175             178
   Canadian Pacific Railway
         6.500%, 05/15/18                                     99              98

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Export Development Canada
         2.375%, 03/19/12                                    800   $         807
   Government of Canada
         5.000%, 06/01/37                                  5,200           5,344
         4.000%, 06/01/16                                    980             902
   Province of Ontario Canada
         4.750%, 06/02/13                                  2,980           2,751
         4.200%, 03/08/18                                  1,950           1,695
         4.100%, 06/16/14                                    550             561
   Province of Quebec Canada
         5.250%, 10/01/13                                  2,774           2,609
   Royal Bank of Canada MTN
         4.625%, 01/22/18                                    252             347
   Teck Resources
         9.750%, 05/15/14(C)                                  95              98
   Xstrata Finance Canada MTN
         5.250%, 06/13/17                                    200             240
   YPG Holdings MTN
         5.250%, 02/15/16                                    665             509
                                                                   -------------
                                                                          16,368
                                                                   -------------
CHILE -- 0.1%
   Nacional del Cobre de Chile -
      CODELCO
         6.150%, 10/24/36(C)                                 640             626
                                                                   -------------
DENMARK -- 0.9%
   Carlsgerg Breweries
         7.250%, 11/28/16                                    150             254
   Danica Pension
         4.350%, 10/29/49(A)                                 755             674
   Danske Bank MTN
         4.875%, 06/11/13                                    150             220
   Dong Energy MTN
         4.875%, 05/07/14                                    100             145
   Kingdom of Denmark MTN
         4.000%, 11/15/17                                  4,450             860
         3.125%, 03/17/14                                    500             702
   Nykredit
         4.858%, 10/01/38(A)                               9,042           1,583
                                                                   -------------
                                                                           4,438
                                                                   -------------
FRANCE -- 5.9%
   AXA, Ser E MTN
         5.777%, 07/29/49(A)                               1,100             953
   BNP Paribas Home Loan Covered
      Bonds MTN
         4.750%, 05/28/13                                    100             146
   BNP Paribas Public Sector SCF
      MTN
         3.625%, 06/16/14                                    500             703
   BNP Paribas, Ser E
         8.667%, 09/29/49(A)                                 100             123
   Caisse Nationale des Caisses
      d'Epargne et de Prevoyance,
      Ser E MTN
         6.117%, 10/29/49(A)                                 100              72
   Caisse Refinancement de l'Habitat
         4.250%, 10/25/14                                    332             471
   Cie de Saint-Gobain MTN
         6.000%, 05/20/13                                     50              73

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   CIE Financement Foncier
         4.625%, 09/23/17(B)                               1,495   $       2,116
   Compagnie de Financement
      Foncier MTN
         4.500%, 01/09/13                                    290             423
         3.750%, 01/24/17                                    189             255
   Compagnie De St Gobain, Ser E
      MTN
         1.695%, 04/11/12(A)                                 350             438
   Credit Agricole MTN
         5.875%, 06/11/19                                    150             221
   Credit Logement MTN
         4.604%,
            03/29/49(A)(B)                                   350             219
         1.877%,
            12/15/49(A)(B)                                   150              96
   Dexia Credit Local
         2.375%, 09/23/11(C)                                 500             503
   EDF MTN
         6.875%, 12/12/22                                    300             562
         6.125%, 06/02/34                                    100             169
   France Telecom MTN
         5.000%, 05/12/16                                    200             326
   GDF Suez MTN
         6.375%, 01/18/21                                    350             561
   Government of France
         4.750%, 04/25/35                                  2,465           3,650
         4.250%, 04/25/19                                  4,670           6,823
         3.750%, 04/25/21                                  2,300           3,160
         3.500%, 04/25/15                                  1,750           2,523
   HSBC France MTN
         4.875%, 01/15/14                                    250             364
   Lafarge MTN
         8.750%, 05/30/17                                    250             408
         7.625%, 05/27/14                                    200             293
         6.150%, 07/15/11                                    800             809
   Natixis
         6.307%, 10/29/49(A)                                 150              80
   Natixis, Ser E MTN
         1.656%, 01/26/17(A)                                 300             268
   Societe Financement de
      l'Economie Francaise
         3.375%, 05/05/14(C)                                 905             907
   Societe Generale Societe de Credit
      Fonciere MTN
         4.000%, 07/07/16                                    650             908
   Societe Generale, Ser E MTN
         1.435%, 06/07/17(A)                                 200             235
   TPSA Eurofinance France MTN
         6.000%, 05/22/14                                    150             219
   Veolia Environnement, Ser E
         6.125%, 10/29/37                         GBP        200             319
         5.250%, 06/03/13                                    585             605
                                                                   -------------
                                                                          30,001
                                                                   -------------
GERMANY -- 8.3%
   Bayer MTN
         5.000%, 07/29/05(A)                                 218             258
   Bayer, Ser E MTN
         5.625%, 05/23/18                         GBP        150             251
   Bundesobligation, Ser 149
         3.500%, 10/14/11                                    100             147

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Bundesrepublik Deutschland
         5.000%, 07/04/12                                     90   $         137
         4.750%, 07/04/40                                  5,575           8,560
         4.250%, 07/04/14                                    950           1,437
         4.250%, 01/04/14                                  1,425           2,149
         4.000%, 01/04/18                                  1,260           1,865
         3.500%, 07/04/19                                  5,790           8,200
   Bundesrepublik Deutschland,
      Ser 03
         4.750%, 07/04/34                                  2,460           3,675
   Bundesrepublik Deutschland,
      Ser 07
         4.250%, 07/04/39                                  3,310           4,689
   Bundesschatzanweisungen
         1.500%, 06/10/11                                  2,400           3,375
   Commerzbank
         5.000%, 02/06/14                                    250             362
   Commerzbank, Ser E MTN
         4.125%, 09/12/16(A)                                 400             399
   Deutsche Bank
         4.875%, 05/20/13                                    381             391
   Deutsche Boerse
         7.500%, 06/13/38(A)                                 250             313
   Dexia Kommunalbank
      Deutschland
         3.500%, 06/05/14                                    390             551
   KFW
         4.700%, 06/02/37                         CAD      2,080           1,592
         3.875%, 01/21/19                                    325             450
         3.500%, 03/10/14(D)                               1,675           1,706
         1.350%, 01/20/14                         JPY    175,000           1,819
                                                                   -------------
                                                                          42,326
                                                                   -------------
GREECE -- 0.5%
   Hellenic Republic Government Bond
         4.600%, 09/20/40                                  2,000           2,341
                                                                   -------------
HUNGARY -- 0.3%
   Government of Hungary
         6.750%, 02/24/17                                175,000             748
         6.750%, 11/24/17                                175,000             741
                                                                   -------------
                                                                           1,489
                                                                   -------------
INDONESIA -- 0.2%
      Republic of Indonesia MTN
         11.625%, 03/04/19(C)                                672             851
                                                                   -------------
IRELAND -- 0.9%
   Allied Irish Banks MTN
         5.250%, 03/10/25(A)                                 220             181
   Ardagh Glass Group PIK
         10.750%, 03/01/15                                   308             199
   Bord Gais Eireann MTN
         5.750%, 06/16/14                                    250             358
   Depfa ACS Bank MTN
         4.250%, 12/15/09(B)                                 210             292
   GE Capital European Funding,
      Ser E MTN
         4.375%, 03/30/11                                    400             570

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   GE Capital UK Funding, Ser E
      MTN
         5.125%, 03/03/15                         GBP        910   $       1,397
   Hypo Real Estate International
      Trust I
         5.864%, 06/29/49(B)                                 150              21
   Ireland Government Bond
         5.900%, 10/18/19                                    410             582
   TransCapit (Transneft) Registered
         7.700%, 08/07/13                                  1,124           1,085
   UT2 Funding
         5.321%, 06/30/16(B)                                 390             120
                                                                   -------------
                                                                           4,805
                                                                   -------------
ITALY -- 3.5%
   Banca Italease, Ser E MTN
         4.213%, 02/02/10(A)                                 150             201
   Banca Popolare di Milano
         9.000%, 06/29/49(A)                                 150             168
   Banco Popolare Scarl, Ser E MTN
         1.684%, 02/08/17(A)                                 550             610
   Buoni Poliennali Del Tesoro
         5.750%, 02/01/33                                  4,170           6,205
   Exor
         5.375%, 06/12/17                                    200             224
   Intesa Sanpaolo, Ser E MTN
         6.375%, 11/12/17(A)                      GBP        300             456
   Italy Buoni Poliennali Del Tesoro
         4.250%, 09/01/19                                    390             541
         3.500%, 06/01/14                                  2,900           4,110
   SanPaolo IMI, Ser E MTN
         6.375%, 04/06/10                                  2,150           3,076
   Telecom Italia MTN
         8.250%, 03/21/16                                    250             396
         6.750%, 03/21/13                                    150             224
   Unicredito Italiano, Ser E MTN
         4.500%, 09/22/19                                  1,300           1,746
                                                                   -------------
                                                                          17,957
                                                                   -------------
JAPAN -- 13.7%
   Aiful
         6.000%, 12/12/11(C)                                 534             262
   East Japan Railway, Ser E MTN
         4.750%, 12/08/31                         GBP        350             523
   Fukoku Mutual Life Insurance
         4.500%, 09/28/25(A)                      EUR        500             387
   Government of Japan 10 Year
      Bond
         1.700%, 09/20/17                              1,159,950          12,567
         1.700%, 12/20/16                                103,800           1,129
         1.500%, 06/20/19                                535,300           5,615
   Government of Japan 10 Year
      Bond, Ser 296
         1.500%, 09/20/18                                362,000           3,828
   Government of Japan 15 Year
      Bond, Ser 35
         0.330%, 07/20/20(A)                             240,500           2,337
   Government of Japan 15 Year
      Bond, Ser 39
         1.220%, 03/20/21                                149,000           1,534

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Government of Japan 20 Year
      Bond, Ser 48
         2.500%, 12/21/20                                350,450   $       3,991
   Government of Japan 20 Year
      Bond, Ser 99
         2.100%, 12/20/27                              1,075,900          11,323
   Government of Japan CPI Linked
      Bond
         1.000%, 06/10/16                                175,740           1,599
   Government of Japan CPI Linked
      Bond, Ser 10
         1.100%, 12/10/16                                990,000           9,059
   Government of Japan CPI Linked
      Bond, Ser 13
         1.300%, 09/10/17                                111,600           1,020
   Government of Japan CPI Linked
      Bond, Ser 14
         1.200%, 12/10/17                                100,400             906
   Government of Japan CPI Linked
      Bond, Ser 15
         1.400%, 03/10/18                                 93,113             852
   Government of Japan CPI Linked
      Bond, Ser 5
         0.800%, 09/10/15                                502,467           4,617
   Japan Finance for Municipal
      Enterprises
         2.000%, 05/09/16                                540,000           5,822
   Resona Bank MTN
         4.125%, 09/27/12(A)                      EUR      1,000             982
   Sumitomo Mitsui Banking MTN
         4.375%, 10/27/14(A)                      EUR        830           1,150
         4.375%, 10/15/15(A)                      EUR        460             474
                                                                   -------------
                                                                          69,977
                                                                   -------------
MEXICO -- 0.2%
   Mexican Bonos, Ser MI10
         9.000%, 12/20/12                                 10,000             816
                                                                   -------------
NETHERLANDS -- 4.5%
   Adecco International Financial Services
         4.500%, 04/25/13                                    500             685
   Aegon
         4.750%, 06/01/13                                    250             226
   Allianz Finance II
         6.125%, 05/31/22(A)                               1,000           1,353
   ArcelorMittal
         8.250%, 06/03/13                                    150             220
         5.375%, 06/01/13(C)                                 800             765
   Bayer Capital BV MTN
         4.625%, 09/26/14                                    614             889
   BMW Finance, Ser E MTN
         5.000%, 08/06/18                                    133             186
   Boats Investments, Ser E MTN
         11.000%, 03/31/17                                   310             157
   CRH Finance BV MTN
         7.375%, 05/28/14                                    580             827
   Deutsche Telekom International
      Finance BV MTN
         6.500%, 04/08/22                                    680           1,135

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   E.ON International Finance BV
      MTN
         6.750%, 01/27/39                                    200   $         361
   Eureko
         5.125%, 06/24/15(A)                                 650             365
   Eureko BV MTN
         7.375%, 06/16/14                                    340             496
   Generali Finance
         5.479%, 02/28/49(A)                                 450             454
   Government of Netherlands
         7.500%, 01/15/23                                  2,228           4,211
         4.000%, 07/15/16                                  1,700           2,480
   Iberdrola International, Ser E MTN
         4.875%, 02/18/13                                    800           1,170
   ING Bank MTN
         4.750%, 05/27/19                                    800           1,133
   ING Bank, Ser E MTN
         4.176%, 06/29/49(A)                                 382             262
   ING Verzekeringen
         6.250%, 06/21/21(A)                               1,000           1,024
         6.250%, 06/21/21(A)                                 310             317
   Linde Finance
         7.375%, 07/14/66(A)                                 300             368
   Rabobank Nederland MTN
         5.875%, 05/20/19                                    550             807
   Rabobank Nederland, Ser E MTN
         4.125%, 04/04/12                                  1,250           1,825
   RWE Finance BV MTN
         6.625%, 01/31/19                                    150             240
         6.125%, 07/06/39                                    250             423
         5.000%, 02/10/15                                    150             221
   Siemens Financieringsmat
         6.125%, 09/14/66(A)                      GBP        275             373
   Volkswagen
         5.625%, 02/09/12                                    250             366
                                                                   -------------
                                                                          23,339
                                                                   -------------
NEW ZEALAND -- 0.1%
   ANZ National International
         6.200%, 07/19/13                                    450             464
                                                                   -------------
NORWAY -- 0.7%
   DDI Holding
         10.000%, 03/15/12(B)                              2,000             140
   DnB Bank MTN
         4.500%, 05/29/14                                    200             278
   Eksportfinans MTN
         4.375%, 09/20/10                         EUR      1,815           2,615
   MPU Offshore Lift
         11.285%,
            12/22/11(B)(E)                                 1,500               5
   Petrojack
         8.450%,
            05/30/12(A)(B)                                 1,100              43
   Petrolia Drilling
         12.000%, 06/20/12(B)                              1,000              43
   Sevan Drilling
         7.410%, 12/07/12(A)                               2,000             217
                                                                   -------------
                                                                           3,341
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
PERU -- 0.2%
   Republic of Peru
         9.875%, 02/06/15                                    625   $         764
         8.375%, 05/03/16                                    255             294
                                                                   -------------
                                                                           1,058
                                                                   -------------
POLAND -- 0.1%
   Republic of Poland
         5.500%, 10/25/19                                  2,535             744
                                                                   -------------
PORTUGAL -- 0.1%
   Banco Espirito Santo MTN
         5.625%, 06/05/14                                    300             431
                                                                   -------------
QATAR -- 0.2%
   Government of Qatar
         5.150%, 04/09/14(C)                                 750             751
                                                                   -------------
RUSSIA -- 0.7%
   Gaz Capital
         6.212%, 11/22/16(C)                                 230             193
   Gaz Capital (Gazprom), Ser E MTN
         6.580%, 10/31/13                         GBP        150             212
   Gazprom OAO
         9.625%, 03/01/13                                    470             482
   RS Finance (RSB)
         6.825%, 09/16/09                         EUR        300             434
   RSHB Capital
         7.750%, 05/29/18(C)                               1,712           1,541
   Steel Capital (Severstal)
         9.750%,
            07/29/13(B)(C)                                   540             443
                                                                   -------------
                                                                           3,305
                                                                   -------------
SAUDI ARABIA -- 0.0%
   Dar Al-Arkan International
         3.372%, 07/16/12(A)                                 275             198
                                                                   -------------
SOUTH AFRICA -- 0.8%
   Foodcorp Registered
         8.875%, 06/15/12                         EUR        330             384
   Republic of South Africa
         13.000%, 08/31/10                                25,000           3,440
                                                                   -------------
                                                                           3,824
                                                                   -------------
SPAIN -- 0.8%
   Banco Santander
         3.875%, 05/27/14                                    400             562
   Government of Spain
         4.600%, 07/30/19                                    935           1,361
         3.800%, 01/31/17                                    955           1,348
   Mapfre
         5.921%, 07/24/37(A)                                 500             444
   Santander Issuances, Ser E MTN
         1.781%, 07/25/17(A)                                 250             292

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Telefonica Emisiones SAU MTN
         5.431%, 02/03/14                                    200   $         296
                                                                   -------------
                                                                           4,303
                                                                   -------------
SUPRA-NATIONAL -- 4.8%
   European Investment Bank MTN
         6.000%, 08/14/13                         AUD        700             569
         3.500%, 04/15/16                                  2,525           3,512
         1.400%, 06/20/17                         JPY  1,933,000          19,744
   WT Finance
         3.625%, 06/27/12(B)                      EUR        450             564
                                                                   -------------
                                                                          24,389
                                                                   -------------
SWEDEN -- 1.1%
   Kingdom of Sweden
         4.500%, 08/12/15                                 21,900           3,061
   Kingdom of Sweden, Ser 1046
         5.500%, 10/08/12                                  9,550           1,364
   Stadshypotek MTN
         3.750%, 12/12/13                                    150             211
   Svenska Handelsbanken
         5.500%, 05/26/16                                    350             571
   Svenska Handelsbanken, Ser E
      MTN
         1.610%, 10/19/17(A)                      EUR        500             564
                                                                   -------------
                                                                           5,771
                                                                   -------------
SWITZERLAND -- 0.7%
   ELM
         6.500%, 04/02/13                                    300             445
   UBS
         6.625%, 04/11/18                         GBP        150             258
         6.250%, 09/03/13                         EUR        200             294
         5.875%, 12/20/17                                    800             745
         5.625%, 05/19/14                                    700           1,011
         1.416%, 11/17/15(A)                      EUR        784             870
                                                                   -------------
                                                                           3,623
                                                                   -------------
UNITED ARAB EMIRATES -- 0.5%
   Emirate of Abu Dhabi
         5.500%, 08/02/12(C)                               1,500           1,552
   National Bank of Abu Dhabi, Ser E
      MTN
         5.875%, 02/27/12                         GBP        550             904
                                                                   -------------
                                                                           2,456
                                                                   -------------
UNITED KINGDOM -- 9.2%
   3I Group
         1.460%, 06/08/12                                    350             390
   Abbey National
         7.125%, 09/29/49(A)                                 300             362
   Abbey National Treasury Services
         5.375%, 12/30/09                                    389             647
   Abbey National Treasury Services,
      Ser E MTN
         4.250%, 04/12/21                                  1,350           1,699
   AIB UK 1
         4.781%, 12/17/49(A)                                 194             103
   Anglian Water Services Financing,
      Ser A5 MTN
         6.293%, 07/30/30                                    500             788

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Anglian Water Services Financing,
      Ser E MTN
         5.250%, 10/30/15                                    280   $         466
         4.625%, 10/07/13                                  1,450           2,040
   Bank of Scotland, Ser E MTN
         4.750%, 06/08/22                                  1,275           1,541
   Barclays Bank MTN
         14.000%, 06/15/19(A)                                100             187
         10.000%, 05/21/21                                   304             589
   Barclays Bank, Ser E MTN
         6.750%, 01/16/23(A)                                 350             525
         6.000%, 01/23/18                                    271             364
   BAT International Finance MTN
         5.875%, 03/12/15                                    200             299
   British Telecommunications
         5.750%, 12/07/28                                    111             132
   Brixton
         5.250%, 10/21/15(F)                                 280             299
   Centrica MTN
         7.125%, 12/09/13                                    275             428
         7.000%, 09/19/33                                    100             181
   Centrica, Ser E MTN
         7.000%, 09/19/33                                    200             358
   Chester Asset Receivables, Ser A
         6.125%, 10/15/10                         EUR      2,160           2,980
   GlaxoSmithKline Capital MTN
         3.875%, 07/06/15                                    500             697
   Group 4 Securicor
         7.750%, 05/13/19                                    100             174
   Hammerson
         5.250%, 12/15/16(F)                                 280             346
   HBOS, Ser E MTN
         5.125%,
            10/29/49(A)(B)                        EUR        386             249
   Holcim GB Finance MTN
         8.750%, 04/24/17                                    250             435
   HSBC Holdings MTN
         6.500%, 05/20/24                                    250             427
         6.000%, 06/10/19                                    350             491
   Imperial Tobacco Finance MTN
         8.375%, 02/17/16                                    700           1,070
         7.250%, 09/15/14                                    150             225
   Ineo's Group Holdings
         7.875%, 02/15/16                         EUR        111              49
   Lloyds TSB Bank MTN
         13.000%, 01/29/49(A)                                100             128
         13.000%, 01/29/49(A)                                300             380
         6.375%, 06/17/16                                    200             284
         6.375%, 04/15/14                                    875           1,462
   Lloyds TSB Bank, Ser E MTN
         6.625%, 03/30/15                                    214             329
         6.350%, 10/29/49(A)                                 391             274
         4.385%,
            05/29/49(A)(B)                                   200             138
   Marks & Spencer, Ser E MTN
         5.625%, 03/24/14                                    268             433
   National Westminster Bank
         6.500%, 09/07/21                                    220             277
   Nationwide Building Society, Ser E
      MTN
         3.375%, 08/17/15(A)                                 580             670
         3.125%, 01/26/10                                    352             488

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Northern Rock
         5.625%,
            01/13/15(A)(B)                                    50   $          17
         5.625%,
            06/22/17(B)(C)                                 2,550           2,229
   Northumbrian Water Finance
         6.000%, 10/11/17                                    500             847
   Old Mutual, Ser E MTN
         4.500%,
            01/18/17(A)(B)                                   150             105
   Prudential MTN
         6.125%, 12/19/31                                    120             133
   Rexam, Ser E MTN
         4.375%, 03/15/13                                    600             788
   Rolls-Royce
         6.750%, 04/30/19                                    100             173
   Royal Bank of Scotland MTN
         6.934%, 04/09/18                                    300             350
         5.750%, 05/21/14                                    250             357
   Scottish & Southern Energy MTN
         6.250%, 08/27/38                                    150             250
   Scottish Widows
         5.125%, 09/24/49(A)                                 100              79
   Society of Lloyds
         6.875%, 11/17/25                                    300             412
   Southern Gas Networks, Ser A1
      MTN
         1.645%,
            10/21/10(A)(B)                                   300             409
   Standard Chartered Bank, Ser E
      MTN
         5.875%, 09/26/17                                    250             317
   Tesco MTN
         5.125%, 02/24/15                                    200             294
   Thames Water Utilities Cayman
      Finance MTN
         6.125%, 02/04/13                                    200             293
   Unilever MTN
         4.750%, 06/16/17                                    110             182
   United Kingdom Gilt
         4.250%, 12/07/49                                     85             137
         4.000%, 09/07/16                                  1,600           2,779
         2.250%, 03/07/14                                  2,065           3,265
   United Kingdom Treasury
         4.500%, 03/07/19                                  3,825           6,707
   United Kingdom Treasury,
      Ser 2004
         4.750%, 12/07/38                                    910           1,584
   Vodafone Group MTN
         6.250%, 01/15/16                                    150             228
         4.625%, 09/08/14                                    100             162
   Vodafone Group, Ser E MTN
         5.900%, 11/26/32                                    276             438
   W&DB Issuer, Ser B1
         5.641%,
            07/15/35(A)(B)                                    60              57
   Yorkshire Power Finance
         7.250%, 08/04/28                         GBP        408             714
   Zurich Finance, Ser E MTN
         6.625%, 10/30/49(A)                                 260             310
                                                                   -------------
                                                                          47,020
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
UNITED STATES -- 7.8%
   Alcoa
         5.375%, 01/15/13                                    314   $         307
   American Honda Finance
         6.250%, 07/16/13                                    250             369
   American International Group,
      Ser A3
         4.875%, 03/15/67(A)                      EUR        800             213
   AT&T
         7.000%, 04/30/40                                    200             360
         5.875%, 04/28/17                                    200             338
         5.600%, 05/15/18                                    415             417
   BA Covered Bond Issuer, Ser E
      MTN
         4.125%, 04/05/12                         EUR      3,100           4,228
   Banca Popolare Lodi Trust
         6.742%, 06/29/49(A)                      EUR        955             737
   Bank of America
         5.650%, 05/01/18                                    350             309
         4.750%, 05/06/19(A)                                 250             240
   Bear Stearns
         7.625%, 12/07/09                                    243             249
   BNP Paribas Capital Trust III
         6.625%, 12/29/49(A)                               1,000           1,072
   Cablevision Systems, Ser B
         8.000%, 04/15/12                                    235             233
   CBS
         7.700%, 07/30/10                                    440             453
   CIT Group MTN
         5.125%, 09/30/14                         GBP         75              44
   Citigroup
         5.500%, 04/11/13                                    995             933
         4.750%, 02/10/19(A)                      EUR      1,000             934
         4.625%, 08/03/10                                    400             398
   Citigroup, Ser E MTN
         4.250%, 02/25/30(A)                                 450             344
   Commerzbank Capital Funding
      Trust I
         5.012%, 03/29/49(A)                      EUR        350             164
   ConocoPhillips
         5.750%, 02/01/19                                    400             420
   Countrywide Financial MTN
         5.800%, 06/07/12                                    507             510
   Countrywide Home Loan, Ser L
      MTN
         4.000%, 03/22/11                                      9               9
   Dell
         5.625%, 04/15/14                                    245             259
   Duke Energy
         6.300%, 02/01/14                                    375             405
   Dynegy Holdings
         8.375%, 05/01/16                                    230             195
   Electronic Data Systems, Ser B
         6.500%, 08/01/13                                    474             517
   Fisher Scientific International
         6.125%, 07/01/15                                     71              71
   General Electric Capital
         5.625%, 05/01/18                                    745             706
   Genworth Financial
         1.600%, 06/20/11                         JPY     89,000             605

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
June 30, 2009

                                                  Face Amount(1)   Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
   Glencore Finance Europe, Ser E
      MTN
         7.125%, 04/23/15                                    300   $         357
         6.500%, 02/27/19                         GBP        400             480
   Goldman Sachs Group MTN
         7.350%, 10/01/09                                    283             287
         4.750%, 01/28/14                                    646             881
         4.250%, 08/04/10                                    200             282
         1.665%, 02/04/13(A)                      EUR        450             571
   Hertz
         8.875%, 01/01/14                                    221             203
   HSBC Finance, Ser E MTN
         6.125%, 01/22/10                         GBP        334             556
   HVB Funding Trust VIII
         7.055%, 03/29/49(A)                               1,600             943
   International Paper
         7.950%, 06/15/18                                    260             251
   JP Morgan Chase Capital XXV
         6.800%, 10/01/37                                    200             173
   JPMorgan Chase Bank
         4.625%, 05/29/17(A)                      EUR        250             324
         4.375%, 11/30/21(A)                                 700             830
   Key Bank
         1.497%, 02/09/12                                    220             224
         1.362%, 11/21/11                                     50              53
   Kraft Foods
         6.125%, 08/23/18                                    735             761
   Merrill Lynch MTN
         6.750%, 05/21/13                                    150             211
   Merrill Lynch, Ser E MTN
         4.625%, 10/02/13                         EUR        261             342
   Morgan Stanley MTN
         6.000%, 04/28/15                                    630             628
         2.250%, 03/13/12                                    800             807
   Morgan Stanley, Ser E MTN
         3.750%, 03/01/13                                  1,000           1,312
   Oracle
         5.750%, 04/15/18                                    752             793
   Owens Corning
         6.500%, 12/01/16                                  1,145           1,004
   Pemex Project Funding Master
      Trust
         5.500%, 02/24/25                                    300             322
   Pfizer
         6.500%, 06/03/38                                    300             537
         5.750%, 06/03/21                                    150             225
         3.625%, 06/03/13                                    150             212
         1.800%, 02/22/16                         JPY    110,000           1,081
   Philip Morris International MTN
         5.750%, 03/24/16                                    150             223
         4.875%, 05/16/13                                    345             362
         4.250%, 03/23/12                                    200             288
   Qwest
         7.625%, 06/15/15                                    560             526
   Qwest Communications
      International
         7.500%, 02/15/14                                    335             306
   Reynolds American
         7.625%, 06/01/16                                    377             378
         7.300%, 07/15/15                                    195             195
         7.250%, 06/01/12                                    572             574

                                                  Face Amount(1)   Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
   SES
         4.875%, 07/09/14                                    150   $         209
   SLM, Ser E MTN
         1.477%, 12/15/10(A)                      EUR        300             356
   Toyota Motor Credit Corp
         5.250%, 02/03/12                                    250             366
   Tyco International Group
         6.000%, 11/15/13                                    331             337
   US Bank
         4.375%, 02/28/17(B)                                 900           1,025
   Verizon Communications
         5.250%, 04/15/13                                    315             331
   Verizon Wireless Capital
         8.750%, 12/18/15                                    400             672
   Wal-Mart Stores
         5.625%, 03/27/34                                    200             333
         4.875%, 01/19/39                         GBP        238             351
   Western Union
         5.930%, 10/01/16                                    888             897
   Windstream
         8.625%, 08/01/16                                    220             211
   WM Covered Bond Program, Ser E
      MTN
         4.375%, 05/19/14                                    100             131
         3.875%, 09/27/11                                    250             336
   Wyndham Worldwide
         6.000%, 12/01/16                                    242             189
   Zurich Finance USA MTN
         6.500%, 10/14/15                                    250             372
                                                                   -------------
                                                                          39,657
                                                                   -------------
Total Global Bonds (Cost $376,865) ($ Thousands)                         372,250
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 7.1%
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.1%
   Arkle Master Issuer, Ser 2006-1X,
      Cl 5M1
         1.536%, 02/17/52 (B)                                150             147
   Arran Residential Mortgages
      Funding, Ser 2006-1X, Cl BC
         1.585%,
            04/12/56 (A)(B)                                  444             416
   Banc of America Commercial
      Mortgage, Ser 2007-5, Cl A4
         5.492%, 10/10/17                                  1,200             842
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-6,
      Cl 3A
         5.431%, 09/25/34 (A)                                431             342
   Beluga Master Issuer, Ser 2006-1,
      Cl A2
         1.530%, 04/28/99 (A)                              2,200           2,767
   Canary Wharf Finance, Ser II,
      Cl C2
         2.049%,
            10/22/37 (A)(B)                                  200              99
   Citigroup Commercial Mortgage
      Trust, Ser 2007-C6, Cl A4
         5.700%, 06/10/17 (A)                              1,140             901
   Citigroup Commercial Mortgage
      Trust, Ser 2008-C7, Cl A4
         6.299%, 05/01/38 (A)                                405             331

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)   Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
   Citigroup Mortgage Loan Trust,
      Ser 2005-2, Cl 1A4
         5.110%, 05/25/35 (A)                              2,148   $       1,572
   Citigroup, Ser CD4, Cl A2B
         5.205%, 12/11/49                                  1,250           1,143
   Commercial Mortgage Asset Trust,
      Ser 1999-C1, Cl A3
         6.640%, 09/17/10                                    343             345
   Countrywide Alternative Loan
      Trust, Ser 2006-43CB, Cl 1A7
         6.000%, 01/31/37                                  2,603           2,006
   Countrywide Home Loans,
      Ser 2003-56, Cl 5A1
         4.781%, 12/25/33 (A)                                484             436
   Credit Suisse First Boston
      Mortgage Securities, Ser 2003-
      CKS4, Cl A1
         4.485%, 11/15/36                                  1,334           1,333
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         5.826%, 06/15/38 (A)                              1,250             912
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C5, Cl A3
         5.311%, 12/15/39                                  1,215             833
   Eddystone Finance, Ser 2006-1,
      Cl B
         1.888%,
            04/19/21 (A)(B)                                  100             111
   Eddystone Finance, Ser 2006-1,
      Cl C
         2.088%,
            04/19/21 (A)(B)                                  100             102
   Gracechurch Mortgage Financing,
      Ser 2006-1, Cl C3
         1.514%,
            11/20/56 (A)(B)                                  250             252
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 3A2
         1.344%, 11/20/56 (A)                              2,000           2,618
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 2D2
         1.644%,
            11/20/56 (A)(B)                                  400             463
   Granite Master Issuer, Ser 2006-2,
      Cl A5
         1.048%,
            12/20/54 (A)(B)                                  780             761
   GSR Mortgage Loan Trust,
      Ser 2005-AR1, Cl 4A1
         5.134%, 01/25/35 (A)                                568             404
   GSR Mortgage Loan Trust,
      Ser 2006-0A1, Cl 2A1
         0.504%, 08/25/46 (A)                                408             251
   Holmes Master Issuer, Ser 2007-
      1, Cl 3C2
         1.855%,
            07/15/40 (A)(B)                                  150             158
   Immeo Residential Finance, Ser 2,
      Cl A
         1.437%, 12/15/16 (A)                                473             392

                                                  Face Amount(1)   Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
   JLOC, Ser 37X, Cl B1
         0.954%,
            01/15/15 (A)(B)                               13,418   $         125
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2005-
      CDP5, Cl A4
         5.179%, 12/15/44 (A)                              1,220           1,031
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2006-
      CB17, Cl A4
         5.429%, 12/12/43                                    840             679
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2007-
      CB18, Cl A4
         5.440%, 06/12/47                                  1,380           1,039
   JP Morgan Mortgage Trust,
      Ser 2004-A5, Cl 3A1
         5.309%, 12/25/34 (A)                                556             497
   Keybank, Ser 2000-C1, Cl A2
         7.727%, 05/17/32 (A)                              1,794           1,813
   LB-UBS Commercial Mortgage
      Trust, Ser 2008-C1, Cl A4
         5.156%, 02/15/31                                  1,530           1,274
   LB-UBS Commercial Mortgage
      Trust, Ser 2008-C1, Cl A2
         6.149%, 04/15/41 (A)                                930             761
   Leek Finance, Ser 15X, Cl BA
      1.569%,
         03/21/37 (A)(B)                                     100              55
   London and Regional Debt
      Securitisation, Ser 1, Cl A
         1.744%,
            10/15/14 (A)(B)                                  150             194
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2006-3, Cl A4
         5.414%, 07/12/46 (A)                              1,165             877
   Morgan Stanley Capital I,
      Ser 2007-HQ13, Cl A3
         5.569%, 12/15/44                                  1,150             839
   Permanent Financing, Ser 7,
      Cl 3B
         1.401%,
            06/10/42 (A)(B)                                1,250           1,549
   Salomon Brothers Mortgage
      Securities, Ser 2000-C1, Cl A2
         7.520%, 12/18/09 (A)                              1,257           1,265
   Skyline, Ser 2007-1, Cl D
         2.215%,
            07/22/43 (A)(B)                                  200             116
   Storm, Ser 2006-1, Cl A2
         1.515%, 04/22/48 (A)                              2,465           3,134
   Talisman Finance, Ser 7, Cl H
         3.655%,
            04/22/17 (A)(B)                                  487             103
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C27,
      Cl A3
         5.765%, 07/15/45 (A)                              1,150             919
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $43,965) ($ Thousands)                                           36,207
                                                                   -------------

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
CORPORATE OBLIGATIONS -- 3.9%
UNITED STATES -- 3.9%
   AT&T
         6.500%, 09/01/37                                    650   $         645
   AutoNation
         3.131%, 04/15/13(A)(C)                               44              39
   Autozone
         5.750%, 01/15/15                                    650             650
   Baxter International
         5.375%, 06/01/18                                    245             257
   Bear Stearns MTN
         6.950%, 08/10/12                                    363             395
   Caterpillar Financial Services MTN
         6.200%, 09/30/13                                    810             858
   Centex
         7.500%, 01/15/12                                    366             369
   Computer Sciences
         5.500%, 03/15/13(C)                                 605             602
   Countrywide Financial
         6.250%, 05/15/16                                    132             117
   Dominion Resources
         6.400%, 06/15/18                                    400             422
   Embarq
         7.082%, 06/01/16                                  1,283           1,253
   Federated Retail Holding
         5.350%, 03/15/12                                    505             460
   Fisher Scientific International
         6.750%, 08/15/14                                    107             110
   Freeport-McMoRan Copper & Gold
         8.250%, 04/01/15                                    300             303
   General Mills
         5.250%, 08/15/13                                    300             317
   Historic TW
         9.125%, 01/15/13                                    720             793
   ILFC E-Capital Trust I
         5.900%, 12/21/65(A)(C)                              150              55
   John Deere Capital MTN
         5.250%, 10/01/12                                    395             417
   Liberty Mutual Group
         7.800%, 03/15/37(C)                                 315             176
   Limited Brands
         5.250%, 11/01/14                                    935             795
   Lincoln National
         8.750%, 07/01/19                                    128             129
   Masco
         6.125%, 10/03/16                                    500             420
   McKesson
         5.250%, 03/01/13                                    615             626
   Merrill Lynch
         6.050%, 05/16/16                                    200             179
   Mirant Americas Generation
         8.500%, 10/01/21(C)                                 399             315
   Mohawk Industries
         6.625%, 01/15/16                                    500             444
   Motorola
         7.500%, 05/15/25                                     85              65
         6.500%, 09/01/25                                    531             372
   NB Capital Trust IV
         8.250%, 04/15/27                                    214             180

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Nisource Finance
         6.800%, 01/15/19                                    710   $         665
   NRG Energy
         7.375%, 02/01/16                                    225             213
   PPG Industries
         6.650%, 03/15/18                                    562             597
   Principal Financial Group
         7.875%, 05/15/14                                    290             306
   Progress Energy
         6.050%, 03/15/14                                    160             168
   RRI Energy
         7.875%, 06/15/17                                    225             201
         7.625%, 06/15/14                                    175             160
   Sara Lee
         6.250%, 09/15/11                                    448             473
   SLM MTN
         5.050%, 11/14/14                                  1,000             774
   Starwood Hotels & Resorts
      Worldwide
         7.375%, 11/15/15                                  1,194           1,098
   Time Warner Cable
         7.500%, 04/01/14                                    385             424
   Union Bank MTN
         5.950%, 05/11/16                                    392             363
   Union Carbide
         7.750%, 10/01/96                                    910             560
   United States Steel
         6.050%, 06/01/17                                    615             525
   Verizon Wireless Capital
         3.750%, 05/20/11(C)                                 650             663
   Wachovia MTN
         5.500%, 05/01/13                                    415             429
         5.350%, 03/15/11                                    150             156
   Wachovia Capital Trust III
         5.800%, 03/15/11(A)                                 385             231
   Whirlpool MTN
         8.600%, 05/01/14                                     45              47
   Williams
         7.875%, 09/01/21                                    110             108
   Xerox
         7.625%, 06/15/13                                    210             212
                                                                   -------------
Total Corporate Obligations
   (Cost $21,483) ($ Thousands)                                           20,136
                                                                   -------------
ASSET-BACKED SECURITIES -- 3.0%
AUTOMOTIVE -- 0.7%
   Auto Compartiment, Ser 2006-1,
      Cl B
         1.656%,
             07/25/17 (A)(B)                                 500             508
   Auto Compartiment, Ser 2007-1,
      Cl A
         1.354%, 02/25/19 (A)                              1,000           1,290
   Ford Credit Auto Owner Trust,
      Ser 2006-C, Cl A3
         5.160%, 11/15/10                                    945             952
      FTA Santander Auto, Ser 1, Cl A
         1.311%, 11/25/21 (A)                                556             760
                                                                   -------------
                                                                           3,510
                                                                   -------------

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
CREDIT CARD -- 0.5%
   Citibank Credit Card Issuance
      Trust, Ser A4, Cl A4
         5.375%, 04/10/13                         EUR      1,900   $       2,626
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 0.4%
   Countrywide Asset-Backed
      Certificates, Ser 2007-2, Cl 2A1
         0.364%, 03/14/37 (A)                              1,348           1,204
   Soundview Home Equity Loan
      Trust, Ser 2007-NS1, Cl A1
         0.434%, 01/25/37 (A)                                944             785
                                                                   -------------
                                                                           1,989
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 1.4%
   Amstel Corporate Loan Offering,
      Ser 2007-1, Cl A2
         1.386%,
            03/25/17 (A)(B)                                1,000             884
   COMIT, Ser 1, Cl C
         1.445%,
            06/29/13 (A)(B)                                   79              55
   FCC Sparc, Ser 2005-1, Cl B
         1.805%, 07/15/11 (B)                                400             559
   Lambda Finance, Ser 2005-1X,
      Cl A2
         1.521%,
            11/15/29 (A)(B)                                  962           1,174
   Mermaid Secured Finance,
      Ser 2007-1, Cl D
         1.684%,
            01/30/40 (A)(B)                                  100             122
   Mermaid Secured Finance,
      Ser 2007-1, Cl C
         1.884%,
            01/30/40 (A)(B)                                  100             118
   Prime Bricks, Ser 2007-1, Cl C
         1.884%,
            01/30/40 (A)(B)                                  100             120
   Prime Bricks, Ser 2007-1, Cl B
         1.684%,
            01/30/40 (A)(B)                                  350             427
   Santander Consumer Finance,
      Ser 2007-1, Cl A
         1.385%, 09/20/22 (B)                                358             464
   SLM Student Loan Trust,
      Ser 2004-2, Cl A5
         1.586%, 01/25/24 (A)                              1,000           1,074
   SLM Student Loan Trust,
      Ser 2008-5, Cl A4
         2.792%, 07/25/23                                    200             201
         2.192%, 10/25/16                                    800             803
   SLM Student Loan Trust,
      Ser 2008-5, Cl A3
         2.392%, 01/25/18                                    900             903

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Whinstone Capital Management,
      Ser 1X, Cl B1
         6.596%,
            10/25/45 (A)(B)                                  140   $          25
                                                                   -------------
                                                                           6,929
                                                                   -------------
Total Asset-Backed Securities
   (Cost $16,177) ($ Thousands)                                           15,054
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 2.4%
   U.S. Treasury Bond
         4.250%, 05/15/39                                    480             475
   U.S. Treasury Note
         1.375%, 04/15/12                                  2,500           2,491
         2.000%, 11/30/13                                  4,300           4,238
         4.500%, 11/15/15                                  1,100           1,196
         2.750%, 02/15/19                                  3,095           2,899
         3.125%, 05/15/19                                    765             740
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $12,255) ($ Thousands)                                           12,039
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.3%
   FHLB
         1.875%, 06/20/12                                  1,400           1,398
                                                                   -------------
Total U.S. Government Agency
   Obligation
   (Cost $1,398) ($ Thousands)                                             1,398
                                                                   -------------
MUNICIPAL BONDS -- 0.3%
   Metropolitan Transportation
      Authority, RB
         7.336%, 11/15/39                                    305             359
   State of California, GO
         7.550%, 04/01/39 (D)                                255             232
         5.250%, 04/01/14                                    825             811
                                                                   -------------
Total Municipal Bonds
   (Cost $1,442) ($ Thousands)                                             1,402
                                                                   -------------
AFFILIATED PARTNERSHIP -- 0.4%
UNITED STATES -- 0.4%
   SEI Liquidity Fund, L.P.,
         0.700%+*(G)                                   1,939,209           1,925
                                                                   -------------
Total Affiliated Partnership
   (Cost $1,939) ($ Thousands)                                             1,925
                                                                   -------------
Total Investments -- 90.4%
   (Cost $475,524) ($ Thousands)ss                                 $     460,411
                                                                   =============

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
June 30, 2009

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2009, is as follows:

                                                   Unrealized
                   Currency to     Currency to    Appreciation
                     Deliver         Receive     (Depreciation)
 Settlement Date   (Thousands)     (Thousands)    ($ Thousands)
--------------    -------------   ------------   --------------
7/6/09            USD       207   CAD      231      $    (8)
7/6/09-8/5/09     MXP    19,808   USD    1,497           (3)
7/6/09-8/5/09     NOK     3,278   USD      515            6
7/6/09-8/5/09     SEK    44,384   USD    5,835          106
7/6/09-8/27/09    CAD    32,206   USD   28,530          788
7/6/09-8/27/09    EUR   236,772   USD  329,377       (2,711)
7/6/09-8/27/09    JPY12,540,055   USD  130,372          346
7/6/09-9/2/09     GBP    39,960   USD   65,381         (417)
7/6/09-9/10/09    USD    23,279   EUR   16,719          169
7/8/09            EUR       324   CAD      528           --
7/10/09           CHF       400   GBP      233           17
7/10/09           GBP       238   CHF      400          (24)
7/10/09           JPY    85,995   KRW1,098,633          (27)
7/10/09           JPY    40,000   NOK    3,008           53
7/10/09           NOK     3,073   JPY   40,000          (63)
7/10/09-8/25/09   USD       425   GBP      258           --
7/10/09-8/27/09   USD    23,234   NOK  147,807         (293)
7/13/09           HUF   265,649   USD    1,275          (89)
7/13/09           USD       585   HUF  120,591           34
7/14/09           HUF   156,970   PLN    2,425          (45)
7/15/09-8/26/09   USD     7,673   JPY  736,814          (34)
7/16/09-8/26/09   ZAR    37,006   USD    4,530         (221)
7/21/09           USD     1,521   NZD    2,441           57
7/24/09-8/26/09   DKK    12,826   USD    2,420            5
7/27/09-8/27/09   CHF    20,187   USD   18,223         (355)
8/10/09-8/27/09   USD    10,234   AUD   13,023          250
8/26/09           PLN     2,522   USD      775          (14)
8/26/09-8/27/09   AUD    12,544   USD    9,829         (267)
8/27/09           EUR     7,080   NOK   64,373           62
8/27/09           EUR     4,480   SEK   49,761          141
9/2/09            GBP       490   EUR      580            6
                                                    -------
                                                    $(2,531)
                                                    =======

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

                                                           Unrealized
                               Number of                  Appreciation
Type of                       Contracts     Expiration   (Depreciation)
Contract                     Long (Short)      Date       ($ Thousands)
--------                     ------------   ----------   --------------
30-Day FED Fund                    (1)       Jul-2009          --
Australian 10-Year Bond             5        Sep-2009           3
Australian 3-Year Bond             53        Sep-2009         (16)
Canadian 10-Year Bond              51        Sep-2009         (28)
Euro-Bobl                         132        Sep-2009         160
Euro-Bund                          52        Sep-2009         130
Euro-Schatz                        73        Sep-2009           3
Long Gilt 10-Year Bond             40        Sep-2009          18
U.S. 10-Year Treasury Note       (148)       Sep-2009         178
U.S. 10-Year Treasury Note         18        Sep-2009           1
U.S. 2-Year Treasury Note        (147)       Sep-2009          74
U.S. 5-Year Treasury Note        (130)       Sep-2009         116
U.S. Long Treasury Bond           (44)       Sep-2009         (56)
                                                             ----
                                                             $583
                                                             ====

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

A summary of outstanding swap agreements held by the Fund at June 30, 2009, is as follows:

                              Credit Default Swaps

                                                                                                                      Net Unrealized
                                                                                                          Notional     Appreciation
                                                            Buy/Sell    (Pays)/Receives   Termination      Amount     (Depreciation)
Counterparty     Reference Entity/Obligation               Protection         Rate            Date      (Thousands)    ($Thousands)
------------     ---------------------------------------   ----------   ---------------   -----------   -----------   --------------
Deutsche Bank    Union Fenosa SA                              BUY             1.65          03/20/14     EUR 1,350        $  15
Deutsche Bank    Wolters Kluwer NV, 5.125% 01/27/14           BUY             0.90          03/20/14     EUR 1,400          (37)
HSBC             Autozone Inc., 5.500% 11/15/15               BUY             1.00          03/20/15           650           14
Merrill Lynch    Itraxx Europe Crossover Series 9 5-Year      SELL            6.50          06/20/13     EUR(5,000)        (721)
Merrill Lynch    Itraxx Europe Series 9 5-Year                SELL            1.65          06/20/13     EUR(4,350)         (29)
Morgan Stanley   Prudential Financial, 4.500% 07/15/13        SELL            5.00          09/20/14          (350)          (5)
                                                                                                                          -----
                                                                                                                          $(763)
                                                                                                                          =====

                               Interest Rate Swaps

                                                                                                   Net Unrealized
                                                                                                    Appreciation
                                                                  Termination    Notional Amount   (Depreciation)
Counterparty              Fund Pays           Fund Receives           Date         (Thousands)      ($Thousands)
-------------------   -----------------   ---------------------   -----------   ----------------   --------------
Deutsche Bank          6-Month EURIBOR            4.17%             03/28/13    EUR    7,000,000      $  633
Deutsche Bank               4.31%            6-Month EURIBOR        04/07/10    EUR    6,500,000        (266)
Citibank                    3.79%         LIBOR UK 6 Month RATE     05/19/19    GBP    2,500,000         124
JPMorgan Chase Bank   6-Month JPY LIBOR           2.22%             03/26/27    JPY  750,000,000         455
JPMorgan Chase Bank    6-Month EURIBOR            4.38%             01/07/13    EUR    5,400,000         550
JPMorgan Chase Bank         4.20%            6-Month EURIBOR        03/30/12    EUR    3,000,000        (260)
JPMorgan Chase Bank   6-Month JPY LIBOR           1.29%             03/26/12    JPY1,300,000,000         218
JPMorgan Chase Bank         3.91%            6-Month EURIBOR        03/13/10    EUR    6,500,000        (222)
                                                                                                      ------
                                                                                                      $1,232
                                                                                                      ======

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                       Level 1    Level 2   Level 3     Total
                                       -------   --------   -------   --------
Investments in Securities
   Global Bonds                          $--     $372,245     $ 5     $372,250
   Mortgage-Backed Securities             --       36,207      --       36,207
   Corporate Obligations                  --       20,136      --       20,136
   Asset-Backed Securities                --       15,054      --       15,054
   Municipal Bonds                        --        1,402      --        1,402
   U.S. Treasury Obligations              --       12,039      --       12,039
   U.S. Government Agency Obligation      --        1,398      --        1,398
   Affiliated Partnership                 --        1,925      --        1,925
                                         ---     --------     ---     --------
Total Investments in Securities          $--     $460,406     $ 5     $460,411
                                         ===     ========     ===     ========

Other Financial Instruments         Level 1   Level 2   Level 3    Total
---------------------------         -------   -------   -------   -------
   Futures                            $583    $    --     $--     $   583
   Forwards                             --     (2,531)     --      (2,531)
   Credit Default Swaps                 --       (763)     --        (763)
   Interest Rate Swaps                  --      1,232      --       1,232
                                      ----    -------     ---     -------
Total Other Financial Instruments     $583    $(2,062)    $--     $(1,479)
                                      ====    =======     ===     =======

                                                      Global Bonds
                                                      ------------
Beginning balance as of October 1, 2008                 $ 1,284
   Accrued discounts/premiums                                --
   Realized gain/(loss)                                  (1,279)
   Change in unrealized appreciation/(depreciation)       1,279
   Net purchases/sales                                   (1,279)
   Net transfer in and/or out of Level 3                      5
                                                        -------
Ending balance as of June 30, 2009                      $     5
                                                        =======

     Percentages are based on a Net Assets of $509,565($ Thousands).

*    Rate shown is the 7-day effective yield as of June 30, 2009.

+    Affiliated security

(1)  In local currency unless otherwise indicated.

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2009.

(B) Securities considered illiquid. The total market value of such securities as of June 30, 2009 was $17,566($ Thousands) and represented 3.4% of Net Assets.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) This security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $1,859 ($ Thousands).

(E)  Security in default on interest payments.

(F)  Real Estate Investments Trust

(G) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2009 was $1,925 ($ Thousands).

ss At June 30, 2009, the tax basis cost of the Fund's investments was $475,524 ($ Thousands), and the unrealized appreciation and depreciation were $16,484 ($ Thousands) and ($31,597)($ Thousands) respectively.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl  -- Class
CPI -- Consumer Price Index
DKK -- Danish Krone
EUR -- Euro
EURIBOR -- Europe Interbank Offered Rate
FHLB -- Federal Home Loan Bank
GBP -- British Pound Sterling
GO  -- Genereal Obligations
HUF -- Hungarian Forint
JPY -- Japanese Yen
KRW -- Korean Won
LIBOR -- London Interbank Offered Bank
L.P. -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PIK -- Payment-in-Kind
PLN -- Polish Zloty
RB -- Revenue Bond
SEK -- Swedish Krone
Ser -- Series
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $O or have been rounded to $O.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

CREDIT DEFAULT SWAPS

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008 and was adopted by the Fund effective December 31, 2008.

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

As of June 30, 2009, the Fund is the buyer ("receiving protection") on a total notional amount of $4.5 million)(1) and is the seller ("providing protection") on a total notional amount of $13.5 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:


                                                                                        CREDIT DEFAULT SWAP
                                                                SINGLE NAME CDS                 INDEX
WRITTEN CREDIT DERIVATIVE CONTRACTS                         ------------------------   ---------------------
REFERENCE ASSET                                             COPR US$   SOVEREIGN US$   ABS US$     CORP US$       Total
---------------                                             --------   -------------   -------   -----------   -----------
Fair value written credit derivatives                         (7,029)       --           --         (454,435)     (461,464)
Maximum potential amount of future payments                 (350,000)       --           --      (13,114,708)  (13,464,708)
Recourse provisions with third parties to recover any
   amounts paid under the credit derivative (including
   any purchased credit protection)(2)                            --        --           --         (361,197)     (361,197)
Collateral held by the Fund can obtain upon occurrence of
   triggering event                                               --        --           --               --            --

(1) Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

 SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
June 30, 2009

                                    MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
                            ------------------------------------------------------------------------------
                            0-6 MONTHS   6-12 MONTHS    1-5 YEARS    5-10 YEARS   > 10 YEARS      Total
                            ----------   -----------   -----------   ----------   ----------   -----------
Current credit spread* on
   underlying (in basis
   points)(3)
0-100                           --            --                --           --        --               --
101-250                         --            --        (6,101,495)          --        --       (6,101,495)
251-500                         --            --                --           --        --               --
501-1000                        --            --        (7,013,213)    (350,000)       --       (7,363,213)
> than 1,000                    --            --                --           --        --               --
                               ---           ---       -----------     --------       ---      -----------
Total                           --            --       (13,114,708)    (350,000)       --      (13,464,708)
                               ===           ===       ===========     ========       ===      ===========

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund. The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

  SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
GLOBAL BONDS -- 87.9%
ARGENTINA -- 5.3%
   Alto Parana
         6.375%,
            06/09/17(A)(B)                                   440   $         420
   Province of Buenos Aires
         9.625%,
            04/18/28(A)(B)                                 1,605             598
   Province of Buenos Aires
      Registered
         9.625%, 04/18/28(A)                                 695             259
         9.375%, 09/14/18(A)                                 470             175
         3.000%, 05/15/35(A)(C)                            1,200             276
   Province of Medoza Registered
         5.500%, 09/04/18(A)                                 386             205
   Provincia Del Neuquen
         8.656%,
            10/18/14(A)(B)                                   204             202
   Republic of Argentina MTN
         12.000%, 09/19/16(D)                              1,000             104
         11.750%, 05/20/11(D)                              2,554             266
         9.931%, 12/15/35(E)                               3,655             128
         9.750%, 09/19/27(D)                               2,150             360
         9.250%, 07/20/04(D)                               1,375             280
         9.000%, 05/29/49(D)                               2,650             416
         9.000%, 06/20/49(D)                               1,125             229
         9.000%, 05/24/49(D)                               1,400             300
         8.500%, 07/01/49(D)                                 775             158
         8.280%, 12/31/33                                  1,374             721
         8.125%, 04/21/49(D)                               4,200             663
         8.000%, 02/25/35(D)                                 864             176
         8.000%, 02/26/08(D)                               1,000             203
         7.820%, 12/31/33                                    734             414
         7.625%, 03/31/05(D)                               1,120             196
         7.000%, 09/12/13                                  1,200             702
         7.000%, 03/18/04(D)                      ITL  1,475,000             155
         7.000%, 10/03/15                                 31,070          14,662
         2.500%, 12/31/38(C)                              17,890           4,803
         2.280%, 12/15/35(E)                              10,205             372
         1.683%, 08/03/12(E)                              22,265           5,399
         1.683%, 08/03/09(E)                              17,955           2,264
         0.000%, 07/13/05(D)                      ITL  3,245,000             341
   Republic of Argentina, Ser E MTN
         10.000%, 01/03/07(D)                     ITL  3,000,000             315
         8.750%, 02/04/49(D)                               1,375             207
         8.500%, 07/30/10(D)                               2,000             342
         7.625%, 08/11/07(D)                      ITL  2,325,000             244
   Transportadora Gas Norte
         7.500%,
            12/31/12(A)(B)(C)(D)                             260              74
         7.500%, 12/31/12(D)                                 420             120
         7.500%,
            12/31/12(A)(C)(D)                                130              37
         6.500%,
            12/31/12(A)(B)(C)(D)                              30               9
         6.500%,
            12/31/12(A)(C)(D)                                 78              22
         6.500%,
            12/31/12(A)(C)(D)                                114              33
                                                                   -------------
                                                                          36,850
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
BAHRAIN -- 0.1%
   CBB International Sukuk
         6.247%, 06/17/14                                    400   $         411
                                                                   -------------
BELIZE -- 0.0%
   Government of Belize Registered
         4.250%, 02/20/29(A)                                 400             176
                                                                   -------------
BOSNIA AND HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina
         10.039%,
            12/11/17(A)(F)                        DEM      2,300             792
                                                                   -------------
BRAZIL -- 10.7%
   Banco Nacional de
      Desenvolvimento Economico e Social
         6.500%, 06/10/19(B)                               2,325           2,330
   Banco Safra MTN
         10.875%,
            04/03/17(A)(B)                        BRL      1,600             655
   Banco Votorantim Nassau MTN
         10.625%,
            04/10/14(A)(B)                        BRL      2,750           1,344
   Federal Republic of Brazil
         12.250%, 03/06/30                                   175             287
         11.000%, 08/17/40                                15,292          19,895
         10.125%, 05/15/27                                 4,735           6,558
         8.875%, 04/15/24                                  1,550           1,926
         8.750%, 02/04/25                                  2,735           3,364
         8.500%, 09/24/12                                  2,615           4,126
         8.250%, 01/20/34                                  3,240           3,848
         8.000%, 01/15/18                                  9,220          10,326
         7.875%, 03/07/15                                    690             780
         7.125%, 01/20/37                                  4,085           4,432
         6.000%, 01/17/17                                  1,550           1,591
         5.875%, 01/15/19                                  1,100           1,110
   Nota Do Tesouro Nacional
         10.000%, 01/01/17                                26,856          11,304
   Petrobras
         7.875%, 03/15/19                                    775             845
   Petrobras International Finance
         5.875%, 03/01/18                                    330             324
   Vale Overseas
         6.875%, 11/21/36                                    140             133
                                                                   -------------
                                                                          75,178
                                                                   -------------
CHILE -- 0.2%
   Empresa
         6.250%, 07/08/19                                    900             892
   Nacional del Cobre de Chile -
      CODELCO
         7.500%, 01/15/19                                    500             579
                                                                   -------------
                                                                           1,471
                                                                   -------------
COLOMBIA -- 5.1%
   Bogota Distrio Capital
         9.750%, 07/26/28(B)                      COP  9,241,000           3,742

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Republic of Colombia
         11.750%, 02/25/20                                 3,030   $       4,136
         10.375%, 01/28/33                                   450             595
         9.850%, 06/28/27                         COP  3,180,000           1,499
         8.125%, 05/21/24                                  3,150           3,434
         7.375%, 09/18/37                                 11,025          11,245
         7.375%, 03/18/19                                  5,555           5,930
         7.375%, 01/27/17                                  4,710           5,070
                                                                   -------------
                                                                          35,651
                                                                   -------------
CROATIA -- 0.1%
   Zagrebacki Holding D.O.O.
         5.500%, 07/10/17                                    900             668
                                                                   -------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
         9.040%, 01/23/18                                     71              62
         8.625%, 04/20/27                                    580             424
   Standard Bank
         15.000%,
            03/12/12(A)(B)                                   481             346
   Standard Bank, Ser E MTN
         15.000%,
            07/20/09(A)(E)                                   658             606
                                                                   -------------
                                                                           1,438
                                                                   -------------
ECUADOR -- 0.1%
   Republic of Ecuador Registered
         9.375%, 12/15/15                                  1,400           1,008
                                                                   -------------
EL SALVADOR -- 0.9%
   Republic of El Salvador
         8.250%, 04/10/32                                    765             696
         7.750%, 01/24/23                                    595             589
         7.650%, 06/15/35                                  6,261           5,259
                                                                   -------------
                                                                           6,544
                                                                   -------------
GABON -- 0.2%
   Republic of Gabon
         8.200%, 12/12/17(B)                               1,747           1,537
                                                                   -------------
GEORGIA -- 0.2%
   Republic of Georgia
         7.500%, 04/15/13                                  2,050           1,694
                                                                   -------------
GHANA -- 0.2%
   Republic of Ghana
         8.500%, 10/04/17(B)                                 720             572
         8.500%, 10/04/17                                    600             477
                                                                   -------------
                                                                           1,049
                                                                   -------------
INDIA -- 0.5%
   Vedanta Resources
         9.500%, 07/18/18(B)                               3,885           3,225
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
INDONESIA -- 7.1%
   Majapahit Holding
         7.875%,
            06/29/37(A)(B)                                   355   $         266
         7.750%, 10/17/16(A)                                 180             159
   Republic of Indonesia
         11.625%, 03/04/19(B)                              9,090          11,510
         11.625%, 03/04/19                                   900           1,139
         10.375%, 05/04/14(B)                                200             228
         8.500%, 10/12/35                                  3,100           3,151
         7.750%, 01/17/38                                    650             592
         7.750%, 01/17/38                                 20,541          18,692
         7.500%, 01/15/16(B)                               2,160           2,176
         7.500%, 01/15/16                                    740             739
         7.250%, 04/20/15(B)                                 130             130
         7.250%, 04/20/15                                  1,350           1,349
         6.875%, 01/17/18                                  4,205           4,005
         6.875%, 03/09/17                                    670             642
         6.750%, 03/10/14(B)                               1,900           1,891
         6.750%, 03/10/14                                  1,050           1,048
         6.625%, 02/17/37                                  2,000           1,619
         6.625%, 02/17/37(B)                                 600             492
                                                                   -------------
                                                                          49,828
                                                                   -------------
IRAQ -- 1.7%
   Republic of Iraq
         5.800%, 01/15/28                                 18,595          11,761
                                                                   -------------
ISRAEL -- 0.1%
   Government of Israel
         5.125%, 03/26/19(A)                                 550             546
                                                                   -------------
IVORY COAST -- 0.0%
   Republic of Ivory Coast
         4.000%, 03/30/18(D)                               4,300             221
                                                                   -------------
JAMAICA -- 0.1%
   Digicel Group
         8.875%, 01/15/15(B)                                 550             457
                                                                   -------------
KAZAKHSTAN -- 1.9%
   Citigroup Global Markets for JSC
      Kazkommertsbank
         7.375%, 04/07/14(E)                               1,300             559
   HSBK Europe
         9.250%, 10/16/13(B)                                 835             626
         7.250%, 05/03/17(B)                                 500             285
         7.250%, 05/03/17                                    460             271
   Kazkommerts International
         8.500%, 04/16/13                                    550             346
         8.000%, 11/03/15                                  1,550             969
         7.875%, 04/07/14                                    400             252
         7.500%, 11/29/16(A)                               1,700           1,029
   Kazkommerts International MTN
         6.875%, 02/13/17                                    450             344

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   KazMunaiGaz Finance Sub MTN
         9.125%, 07/02/18(B)                               4,505   $       4,021
         9.125%, 07/02/18                                  2,150           1,924
         8.375%, 07/02/13                                    250             230
         8.375%, 07/02/13(B)                               2,485           2,292
   Tengizchevroil Finance
         6.124%, 11/15/14                                    393             354
                                                                   -------------
                                                                          13,502
                                                                   -------------
LEBANON -- 0.0%
   Lebanese Republic Registered
      MTN
         8.250%, 04/12/21                                    250             253
                                                                   -------------
MALAYSIA -- 1.5%
   Petroliam Nasional
         7.750%, 08/15/15                                    705             821
         7.625%, 10/15/26                                    395             456
   Petronas
         7.875%, 05/22/22                                    400             474
   Petronas Capital Registered
         7.875%, 05/22/22                                  6,255           7,559
         7.875%, 05/22/22                                  1,000           1,208
                                                                   -------------
                                                                          10,518
                                                                   -------------
MEXICO -- 6.2%
   Mexican Bonos, Ser M10
         7.750%, 12/14/17                                 84,860           6,298
   Pemex Project Funding Master
      Trust
         6.625%, 06/15/35                                    450             407
         5.750%, 03/01/18(B)                                 200             184
         5.750%, 03/01/18                                  1,305           1,201
   United Mexican States MTN
         8.300%, 08/15/31                                  5,535           6,600
         8.125%, 12/30/19                                  2,415           2,813
         7.500%, 01/14/12                                  1,560           1,722
         7.500%, 04/08/33                                  1,005           1,103
         6.625%, 03/03/15                                  1,350           1,445
         6.375%, 01/16/13                                  1,150           1,242
         6.050%, 01/11/40                                    790             718
         5.950%, 03/19/19(G)                               7,256           7,329
         5.875%, 02/17/14                                    450             471
         5.625%, 01/15/17(G)                               4,234           4,281
   United Mexican States, Ser A MTN
         6.750%, 09/27/34                                  5,583           5,630
         5.875%, 01/15/14                                  1,760           1,852
                                                                   -------------
                                                                          43,296
                                                                   -------------
NIGERIA -- 0.1%
   GTB Finance B.V.
         8.500%, 01/29/12                                    400             328
   UBS
         0.000%,
            09/04/17(A)(B)(E)                                750             688
                                                                   -------------
                                                                           1,016
                                                                   -------------
OMAN -- 0.0%
   Blue City Investments
         13.750%, 11/07/13(A)                                750             113
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
PAKISTAN -- 0.7%
   Republic of Pakistan
         7.125%, 03/31/16                                  3,650   $       2,449
         6.875%, 06/01/17                                  4,140           2,629
                                                                   -------------
                                                                           5,078
                                                                   -------------
PANAMA -- 2.7%
   Republic of Panama
         9.375%, 01/16/23                                    560             684
         9.375%, 04/01/29                                  6,827           8,568
         8.875%, 09/30/27                                  1,050           1,268
         8.125%, 04/28/34                                    720             796
         7.250%, 03/15/15                                  5,390           5,875
         6.700%, 01/26/36                                  1,860           1,804
                                                                   -------------
                                                                          18,995
                                                                   -------------
PERU -- 3.1%
   Interoceanica IV Finance
         3.910%,
            11/30/25(A)(B)(F)                                956             338
         3.895%,
            11/30/18(A)(B)(F)                                450             247
   Peru Enhanced Pass-Through
      Finance
         6.544%,
            06/02/25(B)(F)                                   320             102
         3.956%, 05/31/18(F)                                 233             163
         3.949%,
            05/31/18(A)(B)(F)                              1,398             979
   Republic of Peru
         8.750%, 11/21/33                                  1,515           1,844
         8.375%, 05/03/16                                  1,200           1,383
         7.350%, 07/21/25                                  7,600           8,132
         7.125%, 03/30/19                                  3,155           3,368
         6.550%, 03/14/37                                  5,555           5,388
                                                                   -------------
                                                                          21,944
                                                                   -------------
PHILIPPINES -- 6.2%
   National Power
         9.625%, 05/15/28(A)                               1,400           1,484
   Power Sector
         7.250%, 05/27/19                                    810             816
   Republic of Philippines
         10.625%, 03/16/25                                 2,905           3,791
         9.500%, 02/02/30                                  3,920           4,782
         8.875%, 03/17/15                                    450             513
         8.375%, 06/17/19                                  3,305           3,801
         8.250%, 01/15/14                                    600             665
         8.000%, 01/15/16                                  5,750           6,339
         7.750%, 01/14/31                                  5,973           6,212
         7.500%, 09/25/24                                 14,506          15,086
                                                                   -------------
                                                                          43,489
                                                                   -------------
QATAR -- 0.1%
   Qtel International Finance
         6.500%, 06/10/14(B)                                 500             508
                                                                   -------------

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
RUSSIA -- 9.9%
   Alfa Diversified Payment Rights
      Finance MTN
         3.220%,
            12/15/11(B)(E)                                   280   $         238
   Alfa Invest MTN
         9.250%,
            06/24/13(A)(B)                                   750             668
   Gaz Capital MTN
         6.510%, 03/07/22                                    215             161
         6.212%, 11/22/16                                  2,000           1,700
   Gaz Capital for Gazprom
      Registered MTN
         9.625%, 03/01/13                                  1,200           1,230
         8.625%, 04/28/34                                  2,070           2,005
   GPB Eurobond Finance for
      Gazprombank
         6.500%, 09/23/15                                    750             619
   Kazan Orgsintez
         9.250%, 10/30/11(A)                                 505             167
   Kuznetski Capital for Bank of
      Moscow
         7.500%, 11/25/15(A)(E)                            1,200             948
   RSHB Capital
         7.750%, 05/29/18(B)                                 630             567
         7.175%, 05/16/13                                    100              96
         7.125%, 01/14/14(B)                                 580             545
   RSHB Capital for Russian
      Agricultural Bank
         9.000%, 06/11/14(B)                               1,820           1,838
   Russian Federation Registered
         12.750%, 06/24/28                                 5,910           8,510
         7.500%, 03/31/30                                 39,816          39,199
   Teorema
         11.000%, 10/27/08                                 3,400             510
   TransCapital (Transneft)
         6.103%, 06/27/12(B)                                 400             388
   TransCapitalInvest for AK
      Transneft
         8.700%, 08/07/18(B)                                 775             746
         7.700%, 08/07/13(B)                                 150             144
   UBS (Vimpelcom)
         8.250%, 05/23/16                                    570             477
   Vimpel Communications
         8.375%, 04/30/13(B)                                 900             817
   VIP Finance Ireland for Vimpel
      Communications
         9.125%,
            04/30/18(A)(B)                                 1,155             979
         9.125%, 04/30/18                                    350             302
   VTB Capital
         6.875%, 05/29/18                                  3,650           3,303
         6.609%, 10/31/12(B)                               3,200           3,000
                                                                   -------------
                                                                          69,157
                                                                   -------------
SINGAPORE -- 0.1%
   Sea Product
         5.484%, 02/14/12(A)                               2,200             990
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
SOUTH AFRICA -- 1.1%
   Republic of South Africa
         8.500%, 06/23/17                                    860   $         963
         6.875%, 05/27/19                                  1,680           1,726
         6.500%, 06/02/14                                  2,945           3,085
         5.875%, 05/30/22                                  2,400           2,220
                                                                   -------------
                                                                           7,994
                                                                   -------------
SOUTH KOREA -- 1.1%
   Export-Import Bank of Korea
         8.125%, 01/21/14                                  3,820           4,182
   Korea Development Bank
         8.000%, 01/23/14                                  2,115           2,293
   Korea Power
         6.250%, 06/17/14                                    750             748
   POSCO
         8.750%, 03/26/14(B)                                 240             265
                                                                   -------------
                                                                           7,488
                                                                   -------------
SUPRA-NATIONAL -- 0.1%
   Andina de Fomento
         8.125%, 06/04/19                                    485             514
                                                                   -------------
THAILAND -- 0.1%
   True Move
         10.750%,
            12/16/13(A)(B)                                 1,250             975
                                                                   -------------
TRINIDAD & TOBAGO -- 0.4%
   Petroleum of Trinidad & Tobago
         6.000%, 05/08/22(A)                               2,655           2,188
         6.000%, 05/08/22(B)                                 800             659
                                                                   -------------
                                                                           2,847
                                                                   -------------
TUNISIA -- 0.3%
   Banque Centrale de Tunisie
         8.250%, 09/19/27                                    800             824
         7.375%, 04/25/12                                    865             926
                                                                   -------------
                                                                           1,750
                                                                   -------------
TURKEY -- 5.8%
   Republic of Turkey
         11.875%, 01/15/30                                   400             610
         11.382%, 02/02/11(F)                              5,900           3,204
         9.500%, 01/15/14                                    750             847
         8.000%, 02/14/34                                  1,500           1,569
         7.500%, 11/07/19                                  1,390           1,439
         7.500%, 07/14/17                                    400             418
         7.375%, 02/05/25                                  4,220           4,292
         7.250%, 03/15/15                                 10,350          10,764
         7.250%, 03/05/38                                  5,530           5,295
         7.000%, 03/11/19                                  1,800           1,804
         7.000%, 09/26/16                                    100             102
         6.875%, 03/17/36                                  5,580           5,106
         6.750%, 04/03/18                                  5,000           4,953
                                                                   -------------
                                                                          40,403
                                                                   -------------

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
June 30, 2009

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
UKRAINE -- 2.0%
   Credit Suisse First Boston
      International (Export/Import -
      Ukraine)
         8.000%, 11/06/15(A)                                 750   $         364
         6.800%, 10/04/12(A)                                 600             455
   Government of Ukraine Registered
         7.650%, 06/11/13                                  4,330           3,312
         6.875%, 03/04/11(B)                               4,475           3,804
         6.580%, 11/21/16(B)                               3,290           2,237
         6.580%, 11/21/16                                    500             342
         3.500%, 09/15/18                                  2,535           2,191
   Naftogaz Ukrainy
         8.125%, 09/30/09(A)                                 700             609
   Springvale Holdings
         9.181%, 09/07/09(A)(E)                            1,000             150
   UK Private Bank
         8.000%,
            02/06/12(A)(B)                                 1,000             450
                                                                   -------------
                                                                          13,914
                                                                   -------------
UNITED ARAB EMIRATES -- 2.0%
   Emirate of Abu Dhabi
         6.750%, 04/08/19(B)                                 970           1,002
   Jafz Sukuk
         4.169%, 11/27/12(E)                      AED     31,500           6,481
   MDC-GMTN B.V.
         5.750%, 05/06/14(B)                                 500             502
   Nakheel Development
         3.173%, 12/14/09                                  5,800           5,039
   Nakheel Development 2
         2.750%, 01/16/11                                    950             630
                                                                   -------------
                                                                          13,654
                                                                   -------------
URUGUAY -- 3.2%
   Republic of Uruguay
         9.250%, 05/17/17                                  4,025           4,609
         8.000%, 11/18/22                                 11,020          11,516
         7.625%, 03/21/36                                  2,600           2,503
   Republic of Uruguay PIK
         7.875%, 01/15/33                                  3,563           3,456
                                                                   -------------
                                                                          22,084
                                                                   -------------
VENEZUELA -- 6.1%
   Government of Venezuela
         13.625%, 08/15/18                                 1,200           1,044
         10.750%, 09/19/13                                 3,275           2,702
         9.375%, 01/13/34                                  3,330           2,081
         9.250%, 05/07/28                                  4,790           2,915
         9.250%, 09/15/27                                  1,070             728
         9.000%, 05/07/23                                  6,070           3,672
         8.500%, 10/08/14                                    916             650
         7.650%, 04/21/25                                 12,125           6,487
         7.000%, 03/31/38                                    100              49
         6.000%, 12/09/20                                    755             379
         6.000%, 12/09/20                                  4,020           2,020
         5.750%, 02/26/16                                  2,490           1,426
   Government of Venezuela
      Registered
         2.122%, 04/20/11(E)                              18,786          15,404

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Petroleos De Venezuela
      5.375%, 04/12/27                                     3,555   $       1,404
      5.250%, 04/12/17                                     3,585           1,694
                                                                   -------------
                                                                          42,655
                                                                   -------------
VIETNAM -- 0.2%
   Republic of Vietnam
      6.875%, 01/15/16                                     1,265           1,262
                                                                   -------------
YEMEN -- 0.1%
   Pemberley SPV Finance 2008
      Yemen MTN
         11.500%,
            02/19/14(A)(B)                                 1,250             750
         0.000%,
            02/25/20(A)(B)(E)                              1,250              --
                                                                   -------------
                                                                             750
                                                                   -------------
Total Global Bonds (Cost $631,214) ($ Thousands)                         615,654
                                                                   -------------
LOAN PARTICIPATIONS -- 3.5%
ANGOLA -- 0.2%
   Republic of Angola
         3.472%, 04/30/16                         EUR      1,300           1,275
                                                                   -------------
GEORGIA -- 0.0%
   Ashmore Cayman
      0.000%, 04/16/14 (F)                                   221             119
                                                                   -------------
INDONESIA -- 0.3%
   Indonesia Standby Loan 94
      (Counterparty: Deutsche Bank)
         1.500%, 12/31/49 (D)                              2,545           1,909
                                                                   -------------
MEXICO -- 0.3%
   Altos Hornos Promissory Note # 5
         0.000%,
            04/29/99 (A)(D)                                2,500             350
   Altos Hornos Promissory Note # 6
         0.000%,
            04/29/99 (A)(D)                                2,500             350
   Altos Hornos Promissory Note
      (Counterparty: Deustche Bank)
         0.000%,
            12/31/49 (A)(D)                                4,500             630
   Altos Hornos Tranche A
      (Counterparty: Bank
      of America)
         0.000%,
            04/11/04 (A)(D)                                6,540             916
                                                                   -------------
                                                                           2,246
                                                                   -------------
NIGERIA -- 0.3%
   Oando
         13.900%, 02/23/10 (A)                           229,710           1,117
         13.900%, 03/02/10 (A)                           229,710           1,117
                                                                   -------------
                                                                           2,234
                                                                   -------------

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

                                                  Face Amount(1)
                                                    (Thousands)     Market Value
Description                                           /Shares      ($ Thousands)
-----------                                       --------------   -------------
RUSSIA -- 0.3%
   Snegri
      10.500%, 04/21/10 (A)                                2,550   $       2,040
                                                                   -------------
SINGAPORE -- 1.7%
      Connect International PIK
         0.000%,
            01/01/(A)(D)                                   8,356           8,362
      Morton Bay
         6.598%, 06/30/09 (A)                              3,193           3,193
                                                                   -------------
                                                                          11,555
                                                                   -------------
TURKEY -- 0.4%
      Cukurova, Ser B
         9.170%, 05/01/12 (A)                              4,109           2,999
                                                                   -------------
Total Loan Participations
  (Cost $30,100)($ Thousands)                                             24,377
                                                                   -------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS(H) -- 1.8%
UNITED STATES -- 1.8%
   Deposits with Credit Suisse
      First Boston as Collateral
      for Swap Contracts
      Outstanding                                          1,000           1,000
   Deposits with Credit Suisse
      First Boston as Collateral
      for Swap Contracts
      Outstanding                                            750             750
   Deposits with Credit Suisse
      First Boston as Collateral
      for Swap Contracts
      Outstanding                                          3,600           3,600
   Deposits with Deutsche Bank
      as Collateral for Swap
      Contracts Outstanding                       BRL      7,070           3,607
   Deposits with JP Morgan
      Chase as Collateral for
      Swap Contracts
      Outstanding                                            249             249
   Deposits with Merrill Lynch
      as Collateral for Swap
      Contracts Outstanding                                1,364           1,364
   Deposits with Merrill Lynch
      as Collateral for Swap
      Contracts Outstanding                       IDR    288,900           1,950
                                                                   -------------
Total Deposit with Counterparty as
   Collateral for Swap Contracts
   (Cost $13,640)($ Thousands)                                            12,520
                                                                   -------------
COMMON STOCK -- 0.5%
   GVT Holding *                                         199,627           3,314
                                                                   -------------
Total Common Stock
  (Cost $981) ($ Thousands)                                                3,314
                                                                   -------------

                                                  Face Amount(1)
                                                    (Thousands)     Market Value
Description                                           /Shares      ($ Thousands)
-----------                                       --------------   -------------
CONVERTIBLE BOND -- 0.0%
   Firstsource CV to 42,549.14
         0.000%, 12/04/12 (F)                     $          400   $         316
                                                                   -------------
Total Convertible Bond
   (Cost $316) ($ Thousands)                                                 316
                                                                   -------------

                                                     Number Of
                                                     Warrants
                                                  --------------
WARRANTS -- 0.0%
RUSSIA -- 0.0%
   Teorema Holding A,
      Expires 10/27/11 *(A)                                  226              --
   Teorema Holding B,
      Expires 10/27/11 *(A)                                  452              --
                                                                   -------------
Total Warrants (Cost $78) ($ Thousands)                                       --
                                                                   -------------
AFFILIATED PARTNERSHIP -- 0.7%
UNITED STATES -- 0.7%
   SEI Liquidity Fund, L.P.,
      0.700%+**(I)                                     4,907,879           4,630
                                                                   -------------
Total Affiliated Partnership
   (Cost $4,908) ($ Thousands)                                             4,630
                                                                   -------------
Total Investments -- 94.4%
   (Cost $681,237) ($ Thousands)ss                                 $     660,811
                                                                   =============

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2009, is as follows:

                                                     Unrealized
                   Currency to     Currency to      Appreciation
                     Deliver         Receive       (Depreciation)
Settlement Date    (Thousands)     (Thousands)      ($ Thousands)
-------------     ------------   ---------------   --------------
7/2/09-8/4/09     USD    8,743   BRL      17,377       $  97
7/7/09-8/21/09    MXP   30,555   USD       2,297         (16)
7/7/09-8/21/09    USD    2,300   MXP      30,555          13
7/10/09-7/13/09   USD    3,100   INR     146,479         (45)
7/20/09           TRY   11,852   USD       7,518        (163)
7/20/09           USD    7,416   TRY      11,658         139
7/29/09-7/31/09   CHF   12,014   USD      11,127          75
7/29/09-7/31/09   EUR    8,179   USD      11,444         (27)
8/10/09           USD    3,080   KRW   3,782,350         (80)
8/21/09           USD    4,600   RUB     148,753         117
                                                       -----
                                                       $ 110
                                                       =====

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

                                                          Unrealized
                              Number of                  Appreciation
                              Contracts    Expiration   (Depreciation)
Type of Contract            Long (Short)      Date       ($ Thousands)
----------------            ------------   ----------   --------------
U.S. 5-Year Treasury Note        21         Sep-2009         $(16)
U.S. Long Treasury Bond          35         Sep-2009           66
                                                             ----
                                                             $ 50
                                                             ====

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
June 30, 2009

A summary of outstanding swap agreements held by the fund at June 30, 2009, is as follows:

                               Total Return Swaps

                                                                                                                     Net
                                                                                                                   Unrealized
                                                                                                     Notional     Appreciation
                      Reference                                             Fund      Termination     Amount     (Depreciation)
Counterparty     Entity/Obligation                Fund Pays               Receives       Date       (Thousands)   ($Thousands)
-------------  ----------------------  -------------------------------  ------------  -----------  ------------  --------------
Merrill Lynch  Solar Gardens Ltd Term
               Loan Credit Facility    Cash Deposit Of Notional Amount  Price Return    12/30/09   NGN  288,900       $(545)
Deutsche Bank  Federative Republic of
               Brazil, 6.000% 5/15/17  Cash Deposit Of Notional Amount  Price Return    08/15/10   BRL    4,383         362
Merrill Lynch  Zaporozh Term Loan,
               9.784% 12/31/10         Cash Deposit Of Notional Amount  Price Return    12/31/10          1,364        (522)
                                                                                                                      -----
                                                                                                                      $(705)
                                                                                                                      =====

                              Credit Default Swaps

                                                                                            Net Unrealized
                                                                                 Notional    Appreciation
                      Reference         Buy/Sell      (Pays)/     Termination    Amount     (Depreciation)
Counterparty     Entity/Obligation     Protection  Receives Rate      Date     (Thousands)   ($Thousands)
-------------  ----------------------  ----------  -------------  -----------  -----------  --------------
Credit Suisse  JSC Gazprom, 8.625%
               04/28/34                   SELL          1.37      08/20/16       (1,000)         $(168)
Credit Suisse  Naftogaz Ukrainy,
               8.125% 09/30/09            SELL          5.20      12/20/11         (750)          (371)
Credit Suisse  Naftogaz Ukrainy,
               8.125% 09/30/09            SELL          5.75      12/20/09       (3,600)          (587)
Credit Suisse  Republic of Kazakhstan     SELL         14.25      02/20/10         (550)             67
Credit Suisse  Republic of Turkey          BUY          3.90      04/20/14           650           (46)
                                                                                               -------
                                                                                               $(1,105)
                                                                                               =======

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                      Level 1    Level 2   Level 3    Total
                                      -------   --------   -------   --------
Investments in Securities
   Global Bonds                        $   --   $615,654   $    --   $615,654
   Loan Participations                     --      1,909    22,468     24,377
   Deposit with Counterparty as
      Collateral for Swap Contracts        --     12,520        --     12,520
   Common Stock                         3,314         --        --      3,314
   Convertible Bond                        --        316        --        316
   Warrants                                --         --        --         --
   Affiliated Partnership                  --      4,630        --      4,630
                                       ------   --------   -------   --------
Total Investments in Securities        $3,314   $635,029   $22,468   $660,811
                                       ======   ========   =======   ========

                                      Level 1    Level 2   Level 3     Total
                                      -------   --------   -------   --------
Other Financial Instruments
    Forwards                              --          110        --        110
    Futures                              $50      $    --   $    --    $    50
   Credit Default Swaps                  --       (1,126)       21     (1,105)
   Total Return Swaps                    --          362    (1,067)      (705)
                                        ---      -------   -------    -------
Total Other Financial Instruments       $50      $  (654)  $(1,046)   $(1,650)
                                        ===      =======   =======    =======

                                          Loan            Total         Credit
                                     Participations   Return Swaps   Default Swaps     Total
                                     --------------   ------------   -------------   --------
Beginning balance as of October 1,
   2008                                 $ 36,055        $   (74)          $--        $ 35,981
   Accrued discounts/premiums                 17             --            --              17
   Realized gain/(loss)                      221             --            --             221
   Change in unrealized
      appreciation/(depreciation)        (12,849)          (993)           21         (13,821)
   Net purchases/sales                      (976)            --            --            (976)
   Net transfer in and/or out of
      Level 3                                 --             --            --              --
                                        --------        -------           ---        --------
Ending balance as of June 30, 2009      $ 22,468        $(1,067)          $21        $ 21,422
                                        ========        =======           ===        ========

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

     Percentages are based on a Net Assets of $700,230 ($ Thousands).

*    Non-income producing security

**   Rate shown is the 7-day effective yield as of June 30, 2009.

+    Affiliated security

(1)  In U.S. dollars unless otherwise indicated.

(A) Securities considered illiquid. The total market value of such securities as of June 30, 2009 was $42,845($ Thousands) and represented 6.1% of Net Assets.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2009. The coupon on a step bond changes on a specified date.

(D)  Security in default on interest payments.

(E) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2009.

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) This security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $4,594 ($ Thousands).

(H) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(I) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2009 was $4,630 ($ Thousands).

ss At June 30, 2009, the tax basis cost of the Fund's investments was $681,237 ($ Thousands), and the unrealized appreciation and depreciation were $36,757 ($ Thousands) and ($57,183)($ Thousands) respectively.

AED  -- United Arab Emirates Dirham
BRL  -- Brazilian Real
COP  -- Colombian Peso
CHF  -- Swiss Franc
CV   -- Convertible Bond
DEM  -- German Mark
EUR  -- Euro
IDR  -- Indonesian Rupiah
INR  -- Indian Rupee
ITL  -- Italian Lira
KRW  -- Korean Won
L.P. -- Limited Partnership
MTN  -- Medium Term Note
MXP  -- Mexican Peso
NGN  -- Nigerian Naira
PIK  -- Payment-in-Kind
RUB  -- Russian Ruble
Ser  -- Series
TRY  -- New Turkish Lira
USD  -- U.S. Dollar

Amounts designated as "--" are $O or have been rounded to $O.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
June 30, 2009

CREDIT DEFAULT SWAPS

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008 and was adopted by the Fund effective March 31, 2009.

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

As of June 30, 2009, the Fund is the buyer ("receiving protection") on a total notional amount of $0.7 million(1) and is the seller ("providing protection") on a total notional amount of $5.9 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:


                                                                                         CREDIT DEFAULT
WRITTEN CREDIT DERIVATIVE CONTRACTS                              SINGLE NAME CDS           SWAP INDEX
                                                            ------------------------   ------------------
REFERENCE ASSET                                             COPR US$   SOVEREIGN US$   ABS US$   CORP US$      Total
                                                            --------   -------------   -------   --------   ----------
Fair value written credit derivatives                              -      (1,101,358)        -          -   (1,101,358)
Maximum potential amount of future payments                        -       5,900,000         -          -    5,900,000
Recourse provisions with third parties to recover any
   amounts paid under the credit derivative (including any
   purchased credit protection)(2)                                 -               -         -          -            -
Collateral held by the fund can obtain upon occurrence of
   triggering event                                                -       5,350,000         -          -    5,350,000

----------
(1) Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

          MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

                            0-6 MONTHS   6-12 MONTHS   1-5 YEARS   5-10 YEARS   > 10 YEARS     Total
                            ----------   -----------   ---------   ----------   ----------   ---------
Current credit spread* on
underlying (in basis
points)(3)
0-100                        3,600,000             -           -            -            -   3,600,000
101-250                              -       550,000           -            -            -     550,000
251-500                              -             -     750,000            -            -     750,000
501-1000                             -             -           -            -            -           -
> than 1,000                         -             -           -    1,000,000            -   1,000,000
                            ----------   -----------   ---------   ----------   ----------   ---------
Total                        3,600,000       550,000     750,000    1,000,000            -   5,900,000
                            ==========   ===========   =========   ==========   ==========   =========

----------
* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

   SEI Institutional International Trust / Quarterly Holdings / June 30, 2009

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          SEI Institutional International Trust


By (Signature and Title)              /s/ Robert A. Nesher
                                      ------------------------------------------
                                      Robert A. Nesher, Chief Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)              /s/ Robert A. Nesher
                                      ------------------------------------------
                                      Robert A. Nesher, Chief Executive Officer

Date: August 28, 2009


By (Signature and Title)              /s/ Stephen F. Panner
                                      -----------------------------------
                                      Stephen F. Panner, Controller & CFO

Date: August 28, 2009